--------------------------------------------------------------------------------
                                                      MARCH 1, 2000 | PROSPECTUS
--------------------------------------------------------------------------------


J.P. MORGAN INSTITUTIONAL INTERNATIONAL EQUITY FUNDS

International Equity Fund
European Equity Fund
International Opportunities Fund
Emerging Markets Equity Fund

                                        ----------------------------------------
                                        Seeking high total return primarily from stocks outside the United States

This prospectus contains essential information for anyone investing in these funds. Please read it carefully and keep it for reference.

As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the commission approves them or guarantees that the information in this prospectus is correct or adequate. It is a criminal offense to state or suggest otherwise.

Distributed by Funds Distributor, Inc.

                                                                        JPMorgan

--------------------------------------------------------------------------------

CONTENTS
--------------------------------------------------------------------------------
 1 | Each fund's goal, principal strategies, principal risks, performance and expenses


J.P. MORGAN INSTITUTIONAL INTERNATIONAL EQUITY FUNDS

J.P. Morgan Institutional International Equity Fund ......................... 1
J.P. Morgan Institutional European Equity Fund .............................. 3
J.P. Morgan Institutional International Opportunities Fund .................. 5
J.P. Morgan Institutional Emerging Markets Equity Fund ...................... 7

 9 | Principles and techniques common to the funds in this prospectus

INTERNATIONAL EQUITY MANAGEMENT APPROACH
J.P. Morgan ................................................................. 9
J.P. Morgan international equity funds ...................................... 9
The spectrum of international equity funds .................................. 9
Who may want to invest ...................................................... 9
International equity investment process .....................................10

11 | Investing in the J.P. Morgan Institutional International Equity Funds

YOUR INVESTMENT
Investing through a financial professional ..................................11
Investing through an employer-sponsored retirement plan .....................11
Investing through an IRA or rollover IRA ....................................11
Investing directly ..........................................................11
Opening your account ........................................................11
Adding to your account ......................................................11
Selling shares ..............................................................12
Account and transaction policies ............................................12
Dividends and distributions .................................................13
Tax considerations ..........................................................13

14 | More about risk and the funds' business operations

FUND DETAILS
Master/Feeder structure .....................................................14
Management and administration ...............................................14
Risk and reward elements ....................................................15
Financial Highlights ........................................................17

FOR MORE INFORMATION ................................................back cover

J.P. MORGAN INSTITUTIONAL
INTERNATIONAL EQUITY FUND                                 | TICKER SYMBOL: JNUSX
--------------------------------------------------------------------------------


[GRAPHIC OMITTED]
RISK/RETURN SUMMARY
For a more detailed discussion of the fund's investments and their main risks, as well as fund strategies, please see pages 15-16.


[GRAPHIC OMITTED]
GOAL
The fund's goal is to provide high total return from a portfolio of foreign company equity securities. This goal can be changed without shareholder approval.

[GRAPHIC OMITTED]
INVESTMENT APPROACH


Principal Strategies
The fund invests primarily in equity securities from developed countries included in the Morgan Stanley Capital International Europe, Australasia, and Far East Index (EAFE), which is the fund's benchmark. The fund typically does not invest in U.S. companies.

The fund's industry weightings generally approximate those of the EAFE Index, although it does not seek to mirror the index in its choice of individual securities, and may overweight or underweight countries relative to the EAFE Index. In choosing stocks, the fund emphasizes those that are ranked as undervalued according to J.P. Morgan's proprietary research, while underweighting or avoiding those that appear overvalued. The fund makes its currency management decisions as described on pages 10 and 15.

Principal Risks
The value of your investment in the fund will fluctuate in response to movements in international stock markets and currency exchange rates. Fund performance will also depend on the effectiveness of J.P. Morgan's research and the management team's stock picking and currency management decisions.


In general, international investing involves higher risks than investing in U.S. markets but offers attractive opportunities for diversification. Foreign markets tend to be more volatile than those of the U.S., and changes in currency exchange rates could reduce market performance. To the extent that the fund hedges its currency exposure into the U.S. dollar, it may reduce the effects of currency fluctuations. The fund may also hedge from one foreign currency to another. Foreign stocks are generally riskier than their domestic counterparts. You should be prepared to ride out periods of underperformance.

An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

--------------------------------------------------------------------------------
REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
(J.P. MORGAN INSTITUTIONAL INTERNATIONAL EQUITY FUND)


PORTFOLIO MANAGEMENT
The fund's assets are managed by J.P. Morgan, which currently manages approximately $349 billion, including approximately $10.9 billion using similar strategies as the fund.


The portfolio management team is led by Paul A. Quinsee, managing director, who joined the team in April 1993 and has been at J.P. Morgan since 1992, and by Nigel F. Emmett, vice president, who has been on the team since joining J.P. Morgan in August 1997. Previously, Mr. Emmett was an assistant manager at Brown Brothers Harriman and Co. and a portfolio manager at Gartmore Investment Management.

--------------------------------------------------------------------------------
Before you invest

Investors considering the fund should understand that:

o    There is no assurance that the fund will meet its investment goals.

o    The fund does not represent a complete investment program.



1 | J.P. MORGAN INSTITUTIONAL INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
PERFORMANCE (unaudited)

The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan Institutional International Equity Fund.


The bar chart indicates some of the risks by showing changes in the performance of the fund's(1) shares from year to year for each of the last 9 calendar years.

The table indicates some of the risks by showing how the fund's average annual returns for the past one and five years and life of the fund compare to those of the EAFE Index. This is an unmanaged index used to track the average performance of over 900 securities listed on the stock exchanges of countries in Europe, Australasia and the Far East.


The fund's past performance does not necessarily indicate how the fund will perform in the future.


Year-by-year total return (%)   Shows changes in returns by calendar year(1,2)
----------------------------------------------------------------------------------------------------------------------
              1991        1992        1993         1994        1995         1996        1997         1998        1999


 40%


                                     24.52                                                                       30.22
 20%
             10.58                                                                                   13.62
                                                   6.00        7.96         8.48        1.46
  0%
                         (10.77)
(20%)
----------------------------------------------------------------------------------------------------------------------

[ ]  J.P. Morgan Institutional International Equity Fund(1)


For the period covered by this year-by-year total return chart, the fund's highest quarterly return was 20.21% (for the quarter ended 12/31/98); and the lowest quarterly return was -17.97% (for the quarter ended (9/30/98).


Average annual total return (%)   Shows performance over time, for periods ended December 31, 1999(1)
----------------------------------------------------------------------------------------------------------------------
                                                                         Past 1 yr.      Past 5 yrs.      Life of fund
J.P. Morgan Institutional International Equity Fund (after expenses)       30.22            11.95             7.93
----------------------------------------------------------------------------------------------------------------------
EAFE Index (no expenses)                                                   26.96            12.83             8.68
----------------------------------------------------------------------------------------------------------------------

INVESTOR EXPENSES
The expenses of the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses are deducted from fund assets prior to performance calculations.


Annual fund operating expenses(3) (%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------
Management fees                                                 0.60

Marketing (12b-1) fees                                          none
Other expenses                                                  0.35
--------------------------------------------------------------------
Total annual fund
operating expenses                                              0.95
--------------------------------------------------------------------


     Expense                                                             example
--------------------------------------------------------------------------------
The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, total operating expenses unchanged, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be
higher                                 or                                 lower.
--------------------------------------------------------------------------------
1  yr.   3  yrs.   5  yrs.   10   yrs.   Your   cost($)   97   303   525   1,166
--------------------------------------------------------------------------------
(1) The fund commenced operations on 10/4/93, and returns reflect performance of the fund from 11/1/93 forward. For the period 6/30/90 to 10/31/93, returns reflect the performance of the J.P. Morgan International Equity Fund, a separate feeder fund investing in the same master portfolio.


(2)  The fund's fiscal year end is 10/31.


(3) The fund has a master/feeder structure as described on page 14. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year expressed as a percentage of the fund's average net assets.



                         J.P. MORGAN INSTITUTIONAL INTERNATIONAL EQUITY FUND | 2

J.P. MORGAN INSTITUTIONAL
EUROPEAN EQUITY FUND                                   |
--------------------------------------------------------------------------------
[GRAPHIC OMITTED]
RISK/RETURN SUMMARY
For a more detailed discussion of the fund's investments and their main risks, as well as fund strategies, please see pages 15-16.


[GRAPHIC OMITTED]
GOAL
The fund's goal is to provide high total return from a portfolio of European company equity securities. This goal can be changed without shareholder approval.

[GRAPHIC OMITTED]
INVESTMENT APPROACH


Principal Strategies
The fund invests primarily in equity securities from the 14 countries included in the Morgan Stanley Capital International (MSCI) Europe Index, which is the fund's benchmark. The fund typically does not invest in U.S. companies.

The fund focuses on stock picking, emphasizing those stocks that are ranked as undervalued according to J.P. Morgan's proprietary research, while underweighting or avoiding those that appear overvalued. The fund generally keeps its industry weightings similar to those of the MSCI Europe Index, although it does not seek to mirror the index in its choice of individual securities. The fund makes its country allocation and currency management decisions as described on pages 10 and 15.

Principal Risks


The value of your investment in the fund will fluctuate in response to movements in European stock markets and currency exchange rates. Fund performance will also depend on the effectiveness of J.P. Morgan's research and the management team's stock picking and currency management decisions.

In general, international investing involves higher risks than investing in U.S. markets but offers attractive opportunities for diversification. Foreign markets tend to be more volatile than those of the U.S., and changes in currency exchange rates could reduce market performance. To the extent that the fund hedges its currency exposure into the U.S. dollar, it may reduce the effects of currency fluctuations. The fund may also hedge from one foreign currency to another. Foreign stocks are generally riskier than their domestic counterparts. You should be prepared to ride out periods of underperformance.

An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
(J.P. MORGAN INSTITUTIONAL EUROPEAN EQUITY FUND)


PORTFOLIO MANAGEMENT
The fund's assets are managed by J.P. Morgan, which currently manages approximately $349 billion, including more than $3.5 billion using similar strategies as the fund.


The portfolio management team is led by Paul A. Quinsee, managing director, who has been at J.P. Morgan since 1992, and by Nigel F. Emmett, vice president, who has been on the team since February 1998. Mr. Emmett has been at J.P. Morgan since August 1997. Previously, Mr. Emmett was an assistant manager at Brown Brothers Harriman and Co. and a portfolio manager at Gartmore Investment Management.

--------------------------------------------------------------------------------
Before you invest

Investors considering the fund should understand that:

o    There is no assurance that the fund will meet its investment goals.

o    The fund does not represent a complete investment program.


3 | J.P. MORGAN INSTITUTIONAL EUROPEAN EQUITY FUND

--------------------------------------------------------------------------------
PERFORMANCE (unaudited)

The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan Institutional European Equity Fund.


The bar chart indicates some of the risks by showing changes in the performance of the fund's shares from year to year for each of the last 3 calendar years.

The table indicates some of the risks by showing how the fund's average annual returns for the past one year and life of the fund compare to those of the MSCI Europe Index. This is an unmanaged index comprised of more than 600 companies in 14 European countries.


The fund's past performance does not necessarily indicate how the fund will perform in the future.


Year-by-year total return (%)   Shows changes in returns by calendar year(1)
--------------------------------------------------------------------------------
                                    1997           1998           1999

40%
                                    22.27          21.48          20.44
20%

0%
--------------------------------------------------------------------------------

[ ] J.P. Morgan Institutional European Equity Fund

For the period covered by this year-by-year total return chart, the fund's highest quarterly return was 19.67% (for the quarter ended 12/31/98); and the lowest quarterly return was -18.48% (for the quarter ended 9/30/98).


Average annual total return (%)   Shows performance over time, for periods ended December 31, 1999(2)
-----------------------------------------------------------------------------------------------------
                                                                         Past 1 yr.      Life of fund
J.P. Morgan Institutional European Equity Fund (after expenses)            20.44            21.44
-----------------------------------------------------------------------------------------------------
MSCI Europe Index (no expenses)                                            15.89            22.53
-----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTOR EXPENSES
The expenses of the fund before and after reimbursement are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.

Annual fund operating expenses(3) (%)
(expenses that are deducted from fund assets)
------------------------------------------------------------------
Management fees                                               0.65

Marketing (12b-1) fees                                        none
Other expenses                                                1.52
------------------------------------------------------------------
Total operating expenses                                      2.17

Fee waiver and expense
reimbursement(4)                                              1.17
------------------------------------------------------------------
Net expenses(4)                                               1.00
------------------------------------------------------------------


Expense example(4)
--------------------------------------------------------------------------------
The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, net expenses for the period 3/1/00 through 2/28/01 and total operating expenses thereafter, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                                 1 yr.        3 yrs.      5 yrs.      10 yrs.
Your cost($)                      102          566        1,057        2,411
--------------------------------------------------------------------------------
(1) The fund's fiscal year end is 11/30. Prior to 1998, the fund's fiscal year end was 12/31.


(2)  The fund commenced operations on 2/29/96.


(3) The fund has a master/feeder structure as described on page 14. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year, expressed as a percentage of the fund's average net assets.

(4) Reflects an agreement dated 3/1/00 by Morgan Guaranty Trust Company of New York ("Morgan Guaranty"), an affiliate of J.P. Morgan, to reimburse the fund to the extent expenses exceed 1.00% (excluding extraordinary expenses) of the fund's average daily net assets through 2/28/01. Actual net expenses for the fiscal year ended 12/31/99 were 0.99% of the fund's average daily net assets.


                              J.P. MORGAN INSTITUTIONAL EUROPEAN EQUITY FUND | 4

J.P. MORGAN INSTITUTIONAL
INTERNATIONAL OPPORTUNITIES FUND                          | TICKER SYMBOL: JPIOX
--------------------------------------------------------------------------------
[GRAPHIC OMITTED]
RISK/RETURN SUMMARY
For a more detailed discussion of the fund's investments and their main risks, as well as fund strategies, please see pages 15-16.


[GRAPHIC OMITTED]
GOAL
The fund's goal is to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, emerging markets. This goal can be changed without shareholder approval.

[GRAPHIC OMITTED]
INVESTMENT APPROACH


Principal Strategies
The fund's assets are invested primarily in companies from developed markets other than the U.S. The fund's assets may also be invested to a limited extent in companies from emerging markets. Developed countries include Australia, Canada, Japan, New Zealand, the United Kingdom, and most of the countries of western Europe; emerging markets include most other countries in the world.

The fund focuses on stock picking, emphasizing those stocks that are ranked as undervalued according to J.P. Morgan's proprietary research, while underweighting or avoiding those that appear overvalued. While the fund generally follows the process described on page 11, its country allocations and sector weightings may differ significantly from those of the MSCI All Country World Index Free (ex-U.S.), the fund's benchmark. The fund makes its currency management decisions as described on pages 10 and 15.

Principal Risks
The value of your investment in the fund will fluctuate in response to movements in international stock markets and currency exchange rates. Fund performance will also depend on the effectiveness of J.P. Morgan's research and the management team's stock picking and currency management decisions.


In general, international investing involves higher risks than investing in U.S. markets but offers attractive opportunities for diversification. Foreign markets tend to be more volatile than those of the U.S., and changes in currency exchange rates could reduce market performance. These risks are higher in emerging markets. To the extent that the fund hedges its currency exposure into the U.S. dollar, it may reduce the effects of currency fluctuations. The fund may also hedge from one foreign currency to another. However, the fund does not typically use this strategy for its emerging markets currency exposure. Foreign stocks are generally riskier than their domestic counterparts. You should be prepared to ride out periods of underperformance.

An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
(J.P. MORGAN INSTITUTIONAL INTERNATIONAL OPPORTUNITIES FUND)


PORTFOLIO MANAGEMENT
The fund's assets are managed by J.P. Morgan, which currently manages approximately $349 billion, including approximately $3.6 billion using similar strategies as the fund.


The portfolio management team is led by Paul A. Quinsee, managing director, who has been on the team since the fund's inception and at J.P. Morgan since 1992, Andrew C. Cormie, vice president, who has been an international equity portfolio manager since 1997 and employed by J.P. Morgan since 1984, and by Nigel F. Emmett, vice president, who has been on the team since joining J.P. Morgan in August 1997. Previously, Mr. Emmett was an assistant manager at Brown Brothers Harriman and Co. and a portfolio manager at Gartmore Investment Management.


--------------------------------------------------------------------------------
Before you invest

Investors considering the fund should understand that:

o    There is no assurance that the fund will meet its investment goals.

o    The fund does not represent a complete investment program.


5 | J.P. MORGAN INSTITUTIONAL INTERNATIONAL OPPORTUNITIES FUND

PERFORMANCE (unaudited)

The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan Institutional International Opportunities Fund.


The bar chart indicates some of the risks by showing changes in the performance of the fund's shares from year to year for each of the last 2 calendar years.

The table indicates some of the risks by showing how the fund's average annual return for the past one year and life of fund compare to those of the MSCI All Country World Index Free (ex.-U.S.). This is an unmanaged index that measures developed and emerging foreign stock market performance.


The fund's past performance does not necessarily indicate how the fund will perform in the future.


Total return (%)       Shows changes in returns by calendar year(1)
--------------------------------------------------------------------------------
                                                1998               1999

40%
                                                                   39.90
20%
                                                3.83
 0%
--------------------------------------------------------------------------------


[ ] J.P. Morgan Institutional International Opportunities Fund

For the period covered by this total return chart, the fund's highest quarterly return was 22.09% (for the quarter ended 12/31/98); and the lowest quarterly return was -21.34% (for the quarter ended 9/30/98).

Average annual total return (%)    Shows performance over time, for period ended December 31, 1999(2)
-----------------------------------------------------------------------------------------------------------
                                                                              Past 1 yr.       Life of fund

J.P. Morgan Institutional International Opportunities Fund (after expenses)     39.90             14.94
-----------------------------------------------------------------------------------------------------------
MSCI All Country World Index Free (ex-U.S.) (no expenses)                       30.91             15.87
-----------------------------------------------------------------------------------------------------------

INVESTOR EXPENSES
The expenses of the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses are deducted from fund assets prior to performance calculations.


Annual fund operating expenses(3) (%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------
Management fees                                                 0.60

Marketing (12b-1) fees                                          none


Other expenses                                                  0.35
--------------------------------------------------------------------
Total annual fund
operating expenses                                              0.95
--------------------------------------------------------------------



Expense example
--------------------------------------------------------------------------------
The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, total operating expenses unchanged, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                             1 yr.       3 yrs.      5 yrs.      10 yrs.
Your cost($)                  98          306         531         1,178
--------------------------------------------------------------------------------
(1)  The fund's fiscal year end is 11/30.


(2) The fund commenced operations on 2/26/97 and performance is calculated as of 2/28/97.


(3) The fund has a master/feeder structure as described on page 14. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year, expressed as a percentage of the fund's average net assets.



                  J.P. MORGAN INSTITUTIONAL INTERNATIONAL OPPORTUNITIES FUND | 6

J.P. MORGAN INSTITUTIONAL EMERGING
MARKETS EQUITY FUND                                       | TICKER SYMBOL: JMIEX
--------------------------------------------------------------------------------
[GRAPHIC OMITTED]
RISK/RETURN SUMMARY


For a more detailed discussion of the fund's investments and their main risks, as well as fund strategies, please see pages 15-16.


[GRAPHIC OMITTED]
GOAL
The fund's goal is to provide high total return from a portfolio of equity securities from emerging markets issuers. This goal can be changed without shareholder approval.

[GRAPHIC OMITTED]
INVESTMENT APPROACH


Principal Strategies
The fund invests primarily in equity securities from countries whose economies or stock markets are less developed. The fund may also invest to a lesser extent in debt securities of these countries. This designation currently includes most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the U.S., and most of the countries of western Europe.

The fund makes its country allocation decisions as described on page 10 and may overweight or underweight countries relative to its benchmark, the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index. The fund emphasizes stocks that are ranked as undervalued, while underweighting or avoiding stocks that appear overvalued. The fund typically maintains full currency exposure to those markets in which it invests. However, the fund may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar.

Principal Risks
The value of your investment in the fund will fluctuate in response to movements in international stock and bond markets, interest rates and currency exchange rates. Fund performance will also depend on the effectiveness of J.P. Morgan's research and the management team's country allocation and security selection decisions.


In general, international investing involves higher risks than investing in U.S. markets but offers attractive opportunities for diversification. Because emerging markets carry higher risks than developed markets, the fund's performance is likely to be more volatile than that of many other international equity funds. To the extent that the fund hedges its currency exposure into the U.S. dollar, it may reduce the effects of currency fluctuations. Foreign securities are generally riskier than their domestic counterparts. You should be prepared to ride out periods of underperformance.

By emphasizing undervalued stocks, the fund has the potential to produce returns that exceed those of the fund's benchmark. At the same time, the fund seeks to limit its volatility to that of the benchmark.

An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
(J.P. MORGAN INSTITUTIONAL EMERGING MARKETS EQUITY FUND)


PORTFOLIO MANAGEMENT
The fund's assets are managed by J.P. Morgan, which currently manages approximately $349 billion, including more than $6.1 billion using similar strategies as the fund.

The management team is led by Douglas Dooley, managing director, who has been at J.P. Morgan since 1979 and Satyen Mehta, vice president, who has been at J.P. Morgan since 1984, both of whom have been on the team since the fund's inception.


--------------------------------------------------------------------------------
Before you invest

Investors considering the fund should understand that:

o    There is no assurance that the fund will meet its investment goals.

o    The fund does not represent a complete investment program.


7 | J.P. MORGAN INSTITUTIONAL EMERGING MARKETS EQUITY FUND

--------------------------------------------------------------------------------
PERFORMANCE (unaudited)

The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan Institutional Emerging Markets Equity Fund.


The bar chart indicates some of the risks by showing changes in the performance of the fund's shares from year to year for each of the last 6 calendar years.

The table indicates some of the risks by showing how the fund's average annual returns for the past one and five years and life of the fund compare to those of the MSCI Emerging Markets Free Index. This is a widely recognized, unmanaged index of emerging markets stocks used as a measure of overall emerging market equity performance.

The fund's past performance does not necessarily indicate how the fund will perform in the future.


Year-by-year total return (%)    Shows changes in returns by calendar year(1)
--------------------------------------------------------------------------------
            1994         1995        1996         1997        1998         1999

 60%
                                                                           59.40
 40%


 20%
           (7.19)       (9.68)      (8.84)       (7.71)
  0%

(20%)

(30%)                                                        (30.33)
--------------------------------------------------------------------------------

[ ]  J.P. Morgan Institutional Emerging Markets Equity Fund


For the period covered by this year-by-year total return chart, the fund's highest quarterly return was 25.88% (for the quarter ended 12/31/99); and the lowest quarterly return was -23.56% (for the quarter ended 6/30/98).



Average annual total return (%)    Shows performance over time, for periods ended December 31, 1999(2)
---------------------------------------------------------------------------------------------------------------
                                                                         Past 1 yr.  Past 5 yrs.   Life of fund
J.P. Morgan Institutional Emerging Markets Equity Fund (after expenses)    59.40         0.15          1.19
---------------------------------------------------------------------------------------------------------------
MSCI Emerging Markets Equity Free (no expenses)                            66.41         0.86          3.57
---------------------------------------------------------------------------------------------------------------

INVESTOR EXPENSES


The expenses of the fund before and after reimbursement are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses after reim- bursement are deducted from fund assets prior to performance calculations.

Annual fund operating expenses(3) (%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------
Management fees                                                 1.00

Marketing (12b-1) fees                                          none


Other expenses                                                  0.52
--------------------------------------------------------------------
Total operating expenses                                        1.52


Fee waiver and expense
reimbursement(4)                                                0.07
--------------------------------------------------------------------
Net expenses(4)                                                 1.45
--------------------------------------------------------------------


Expense example(4)
--------------------------------------------------------------------------------
The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, net expenses for the period 3/1/00 through 2/28/01 and total operating expenses thereafter, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                              1 yr.       3 yrs.      5 yrs.      10 yrs.
Your cost($)                   148         473         822        1,807
--------------------------------------------------------------------------------
(1)  The fund's fiscal year end is 10/31.


(2) The fund commenced operations on 11/15/93 and performance is calculated as of 11/30/93.


(3) The fund has a master/feeder structure as described on page 14. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year, expressed as a percentage of the fund's average net assets.

(4) Reflects an agreement dated 3/1/00 by Morgan Guaranty Trust Company of New York ("Morgan Guaranty"), an affiliate of J.P. Morgan, to reimburse the fund to the extent expenses exceed 1.45% (excluding extraordinary expenses) of the fund's average daily net assets through 2/28/01. Actual net expenses for the fiscal year ended 10/31/99 were 1.42% of the fund's average daily net assets.



                      J.P. MORGAN INSTITUTIONAL EMERGING MARKETS EQUITY FUND | 8

INTERNATIONAL EQUITY MANAGEMENT APPROACH
--------------------------------------------------------------------------------


J.P. MORGAN
Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals. Today, J.P. Morgan employs over 380 analysts and portfolio managers around the world and has more than $349 billion in assets under management, including assets managed by the funds' advisor, J.P. Morgan Investment Management Inc.


J.P. MORGAN INTERNATIONAL EQUITY FUNDS
These funds invest primarily in stocks and other equity securities of companies outside the U.S. through a master portfolio (another fund with the same goal). As a shareholder, you should anticipate risks and rewards beyond those of a typical U.S. stock fund.

THE SPECTRUM OF INTERNATIONAL EQUITY FUNDS
The funds described in this prospectus pursue a range of goals and offer varying degrees of risk and potential reward. Differences between these funds include:

o  the parts of the world in which they invest

o  how closely they follow the weightings of their benchmarks

o  how many securities they typically maintain in their portfolios

o  the relative weighting of stocks in developed vs. emerging markets

The table below shows degrees of the relative risk and return that these funds potentially offer. These and other distinguishing features of each international equity fund were described on the preceding pages.

--------------------------------------------------------------------------------
Who May Want to Invest

The funds are designed for investors who:

o    are pursuing a long-term goal

o want to add a non-U.S. investment with growth potential to further diversify a portfolio

o want funds that seek to consistently outperform the markets in which they invest

The funds are not designed for investors who:

o    are uncomfortable with the risks of international investing

o    are looking for a less aggressive stock investment

o    require regular income or stability of principal

o    are pursuing a short-term goal or investing emergency reserves

-------------------------
Potential risk and return
-------------------------

The positions of the funds in this graph reflect long-term performance goals only and are relative, not absolute.

                   o Emerging Markets Equity Fund

            o European Equity Fund
Return
                             o International Opportunities Fund

                o International Equity Fund

       -------------------------------------------------------------------------
                                      Risk

9 | INTERNATIONAL EQUITY MANAGEMENT APPROACH

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INVESTMENT PROCESS
While each fund follows its own strategy, the funds as a group share a single investment philosophy. This philosophy, developed by the funds' advisor, focuses on allocating assets by country, selecting stocks and managing currency exposure. The funds largely avoid using sector or market-timing strategies.

Through its extensive global equity research and analytical systems, J.P. Morgan seeks to generate an information advantage. Using fundamental analysis as well as macro-economic models, J.P. Morgan develops proprietary research on countries, companies, and currencies. In these processes, the analysts focus on a relatively long period rather than on near-term expectations alone. The team of analysts dedicated to international equities includes more than 90 members around the world, with an average of nearly ten years of experience.

In managing the funds described in this prospectus, J.P. Morgan employs a three-step process that combines country allocation, fundamental research for identifying portfolio securities, and currency management decisions:

[GRAPHIC OMITTED]
J.P. Morgan uses top-down analysis in determining which countries to emphasize

Country allocation J.P. Morgan takes an in-depth look at the relative valuations and economic prospects of different countries, ranking the attractiveness of their markets. Using these rankings, a team of strategists establishes a country allocation for each fund. Country allocation may vary either significantly or moderately from the benchmark, depending on the fund. J.P. Morgan considers the developed countries of Europe (excluding the U.K.) as a whole while monitoring the fund's exposure to any one country.


[GRAPHIC OMITTED]
Stocks in each industry are ranked with the help of models, then selected for investment

Stock selection Various models are used to quantify J.P. Morgan's fundamental stock research, producing a ranking of companies in each industry group according to their relative value. Each fund's management team then buys and sells stocks, using the research and valuation rankings as well as its assessment of other factors, including:

o    catalysts that could trigger a change in a stock's price

o    potential reward compared to potential risk

o    temporary mispricings caused by market overreactions


[GRAPHIC OMITTED]
In some funds, J.P. Morgan may adjust currency exposure to seek to manage risks and enhance returns

Currency management The funds have access to J.P. Morgan's currency specialists in determining the extent and nature of each fund's exposure to various foreign currencies. (The Emerging Markets Equity fund typically maintains full currency exposure to those markets in which it invests.)

                                   INTERNATIONAL EQUITY MANAGEMENT APPROACH | 10

YOUR INVESTMENT
--------------------------------------------------------------------------------
For your convenience, the J.P. Morgan Institutional Funds offer several ways to start and add to fund investments.

INVESTING THROUGH A FINANCIAL PROFESSIONAL

If you work with a financial professional, either at J.P. Morgan or elsewhere, he or she is prepared to handle your planning and transaction needs. Your financial professional will be able to assist you in establishing your fund account, executing transactions, and monitoring your investment. If your fund investment is not held in the name of your financial professional and you prefer to place a transaction order yourself, please use the instructions for investing directly.

INVESTING THROUGH AN EMPLOYER-SPONSORED RETIREMENT PLAN
Your fund investments are handled through your plan. Refer to your plan materials or contact your benefits office for information on buying, selling, or exchanging fund shares.

INVESTING THROUGH AN IRA OR ROLLOVER IRA
Please contact a J.P. Morgan Retirement Services Specialist at 1-888-576-4472 for information on J.P. Morgan's comprehensive IRA services, including lower minimum investments.

INVESTING DIRECTLY
Investors may establish accounts without the help of an intermediary by using the instructions below and at right:

o Choose a fund (or funds) and determine the amount you are investing. The minimum amount for initial investments in the Emerging Markets Equity fund is $500,000 and in the International Equity, International Opportunities and European Equity funds is $1,000,000. The minimum for additional investments is $25,000, although these minimums may be less for some investors. For more information on minimum investments, call 1-800-766-7722.

o Complete the application, indicating how much of your investment you want to allocate to which fund(s). Please apply now for any account privileges you may want to use in the future, in order to avoid the delays associated with adding them later on.

o    Mail in your application, making your initial investment as shown at right.

For answers to any questions, please speak with a J.P. Morgan Funds Services Representative at 1-800-766-7722.

OPENING YOUR ACCOUNT

     By wire

o    Mail your completed application to the Shareholder Services Agent.

o Call the Shareholder Services Agent to obtain an account number and to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o After placing your purchase order, instruct your bank to wire the amount of your investment to:

     Morgan Guaranty Trust Company of New York-Delaware
     Routing number: 031-100-238
     Credit: J.P. Morgan Institutional Funds
     Account number: 001-57-689
     FFC: your account number, name of registered owner(s) and fund name

     By check

o Make out a check for the investment amount payable to J.P. Morgan Institutional Funds.

o Mail the check with your completed application to the Shareholder Services Agent.

     By exchange

o    Call the Shareholder Services Agent to effect an exchange.


ADDING TO YOUR ACCOUNT

     By wire

o Call the Shareholder Services Agent to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o Once you have placed your purchase order, instruct your bank to wire the amount of your investment as described above.


     By check

o Make out a check for the investment amount payable to J.P. Morgan Institutional Funds.

o Mail the check with a completed investment slip to the Shareholder Services Agent. If you do not have an investment slip, attach a note indicating your account number and how much you wish to invest in which fund(s).

     By exchange

o    Call the Shareholder Services Agent to effect an exchange.


11 | YOUR INVESTMENT

--------------------------------------------------------------------------------
SELLING SHARES

     By phone--wire payment

o Call the Shareholder Services Agent to verify that the wire redemption privilege is in place on your account. If it is not, a representative can help you add it.

o Place your wire request. If you are transferring money to a non-Morgan account, you will need to provide the representative with the personal identification number (PIN) that was provided to you when you opened your fund account.

     By phone--check payment

o Call the Shareholder Services Agent and place your request. Once your request has been verified, a check for the net amount, payable to the registered owner(s), will be mailed to the address of record. For checks payable to any other party or mailed to any other address, please make your request in writing (see below).

     In writing

o Write a letter of instruction that includes the following information: The name of the registered owner(s) of the account; the account number; the fund name; the amount you want to sell; and the recipient's name and address or wire information, if different from those of the account registration.

o    Indicate whether you want the proceeds sent by check or by wire.

o Make sure the letter is signed by an authorized party. The Shareholder Services Agent may require additional information, such as a signature guarantee.

o    Mail the letter to the Shareholder Services Agent.

     By exchange

o    Call the Shareholder Services Agent to effect an exchange.

     Redemption in kind

o Each fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

ACCOUNT AND TRANSACTION POLICIES
Telephone orders The funds accept telephone orders from all shareholders. To guard against fraud, the funds require shareholders to use a PIN, and may record telephone orders or take other reasonable precautions. However, if a fund does take such steps to ensure the authenticity of an order, you may bear any loss if the order later proves fraudulent.

Exchanges You may exchange shares in these funds for shares in any other J.P. Morgan or J.P. Morgan Institutional mutual fund at no charge (subject to the securities laws of your state). When making exchanges, it is important to observe any applicable minimums. Keep in mind that, for tax purposes, an exchange is considered a sale.

A fund may alter, limit, or suspend its exchange policy at any time.

Business hours and NAV calculations The funds' regular business days and hours are the same as those of the New York Stock Exchange (NYSE). Each fund calculates its net asset value per share (NAV) every business day as of the close of trading on the NYSE (normally 4:00 p.m. eastern time).The funds' securities are typically priced using market quotes or pricing services. When these methods are not available or do not represent a security's value at the time of pricing (e.g., when an event occurs after the close of trading that would materially impact a security's value), the security is valued in accordance with the fund's fair valuation procedures.


Timing of orders Orders to buy or sell shares are executed at the next NAV calculated after the order has been accepted. Orders are accepted until the close of trading on the NYSE every business day and are executed the same day, at that day's NAV. A fund has the right to suspend redemption of shares as permitted by law and to postpone payment of proceeds for up to seven days.



Timing of settlements When you buy shares, you will become the owner of record when a fund receives your payment, generally the day following execution.


--------------------------------------------------------------------------------
Shareholder Services Agent
J.P. Morgan Funds Services
522 Fifth Avenue
New York, NY 10036
1-800-776-7722

Representatives are available 8:00 a.m. to 5:00 p.m. eastern time on fund business days.

                                                            YOUR INVESTMENT | 12

--------------------------------------------------------------------------------
Redemption orders for each fund received by the cut-off times will be paid in immediately available funds, normally on the same day, according to instructions on file. In-kind redemptions (described on page 12) will be available as promptly as is feasible.

When you sell shares that you recently purchased by check, your order will be executed at the next NAV but the proceeds will not be available until your check clears. This may take up to 15 days.

Statements and reports The funds send monthly account statements as well as confirmations after each purchase or sale of shares (except reinvestments). Every six months, each fund sends out an annual or semi-annual report containing information on its holdings and a discussion of recent and anticipated market conditions and fund performance.

Accounts with below-minimum balances If your account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), the fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 60 days after notification, the fund reserves the right to close out your account and send the proceeds to the address of record.

DIVIDENDS AND DISTRIBUTIONS
Each fund typically pays income dividends and makes capital gains distributions, if any, once a year. A fund may declare an additional income dividend in a given year, depending on its tax situation. However, a fund may also make fewer payments in a given year, depending on its investment results. Dividends and distributions consist of substantially all of the fund's net investment income and realized capital gains.

Dividends and distributions are reinvested in additional fund shares. Alternatively, you may instruct your financial professional or J.P. Morgan Funds Services to have them sent to you by check, credited to a separate account, or invested in another J.P. Morgan Institutional Fund.

TAX CONSIDERATIONS
In general, selling shares, exchanging shares, and receiving distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities for taxable accounts:

---------------------------------------------------------------------
Transaction                             Tax status
---------------------------------------------------------------------
Income dividends                        Ordinary income
---------------------------------------------------------------------
Short-term capital gains                Ordinary income
  distributions
---------------------------------------------------------------------
Long-term capital gains                 Capital gains
  distributions
---------------------------------------------------------------------
Sales or exchanges of shares            Capital gains or losses
  owned for more than one year
---------------------------------------------------------------------
Sales or exchanges of shares            Gains are treated as ordinary
  owned for one year or less              income; losses are subject
  to special rules

Because long-term capital gains distributions are taxable as capital gains regardless of how long you have owned your shares, you may want to avoid making a substantial investment when a fund is about to declare a long-term capital gains distribution.

Every January, each fund issues tax information on its distributions for the previous year.

Any investor for whom a fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

Because each investor's tax circumstances are unique, please consult your tax professional about your fund investment.

13 | YOUR INVESTMENT

FUND DETAILS
--------------------------------------------------------------------------------
MASTER/FEEDER STRUCTURE
As noted earlier, each fund is a series of J.P. Morgan Institutional Funds, a Massachusetts business trust, and is a "feeder" fund that invests in a master portfolio. (Except where indicated, this prospectus uses the term "the fund" to mean the feeder fund and its master portfolio taken together.)

Each master portfolio accepts investments from other feeder funds, and all the feeders of a given master portfolio bear the portfolio's expenses in proportion to their assets. However, each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder could offer access to the same master portfolio on more attractive terms, or could experience better performance, than another feeder. Information about other feeders is available by calling 1-800-766-7722. Generally, when a master portfolio seeks a vote, its feeder fund will hold a shareholder meeting and cast its vote proportionately, as instructed by its shareholders. Fund shareholders are entitled to one full or fractional vote for each dollar or fraction of a dollar invested.


Each feeder fund and its master portfolio expect to maintain consistent goals, but if they do not, the feeder fund will withdraw from the master portfolio, receiving its assets either in cash or securities. Each feeder fund's trustees would then consider whether the feeder fund should hire its own investment adviser, invest in a different master portfolio, or take other action.


MANAGEMENT AND ADMINISTRATION
The feeder funds described in this prospectus, their corresponding master portfolios and J.P. Morgan Series Trust are all governed by the same trustees. The trustees are responsible for overseeing all business activities. The trustees are assisted by Pierpont Group, Inc., which they own and operate on a cost basis; costs are shared by all funds governed by these trustees. Funds Distributor, Inc., as co-administrator, along with J.P. Morgan, provides fund officers. J.P. Morgan, as co-administrator, oversees each fund's other service providers.

J.P. Morgan, subject to the expense reimbursements described earlier in this prospectus, receives the following fees for investment advisory and other services:

--------------------------------------------------------------------------------
Advisory services                        Percentage of the master
                                         portfolio's average net assets
International Equity                     0.60%
European Equity                          0.65%
International Opportunities              0.60%
Emerging Markets Equity                  1.00%
--------------------------------------------------------------------------------
Administrative services                  Master portfolio's and fund's pro-
(fee shared with Funds                   rata portions of 0.09% of the
Distributor, Inc.)                       first $7 billion of average net
                                         assets in J.P. Morgan-advised
                                         portfolios, plus 0.04% of average
                                         net assets over $7 billion
--------------------------------------------------------------------------------
Shareholder services                     0.10% of the fund's average
                                         net assets

J.P. Morgan may pay fees to certain firms and professionals for providing recordkeeping or other services in connection with investments in a fund.


                                                               FUND DETAILS | 14

--------------------------------------------------------------------------------
RISK AND REWARD ELEMENTS

This table identifies the main elements that make up each fund's overall risk and reward characteristics. It also outlines each fund's policies toward various investments, including those that are designed to help certain funds manage risk.

Potential risks                              Potential rewards                             Policies to balance risk and reward
------------------------------------------------------------------------------------------------------------------------------------
Foreign and other market conditions          o  Stocks have generally outperformed         o  Under normal circumstances the funds
                                                more stable investments (such as              plan to remain fully invested, with
o  Each fund's share price and                  bonds and cash equivalents) over the          at least 65% in stocks; stock
   performance will fluctuate in                long term                                     investments may include convertible
   response to stock and bond market                                                          securities, preferred stocks,
   movements                                 o  Foreign investments, which represent          depository receipts (such as ADRs and
                                                a major portion of the world's                EDRs), trust or partnership
o  The value of most bonds will fall            securities, offer attractive                  interests, warrants, rights, and
   when interest rates rise; the longer         potential performance and                     investment company securities
   a bond's maturity and the lower its          opportunities for diversification
   credit quality, the more its value                                                      o  The funds seek to limit risk and
   typically falls                           o  Most bonds will rise in value when            enhance performance through active
                                                interest rates fall                           management, country allocation and
o  A fund could lose money because of                                                         diversification
   foreign government actions, political     o  Foreign bonds, which represent a
   instability, or lack of adequate             major portion of the world's fixed         o  During severe market downturns, the
   and/or accurate information                  income securities, offer attractive           funds have the option of investing up
                                                potential performance and                     to 100% of assets in investment-grade
o  Investment risks tend to be higher in        opportunities for diversification             short-term securities
   emerging markets. These markets also
   present higher liquidity and              o  Emerging markets can offer higher          o  The Emerging Markets Equity Fund will
   valuation risks                              returns                                       invest up to 20% of assets in debt
                                                                                              securities when J.P. Morgan believes
o  Adverse market conditions may from                                                         the potential total return exceeds
   time to time cause the fund to take                                                        potential total return in emerging
   temporary defensive positions that                                                         markets equity securities
   are inconsistent with its principal
   investment strategies and may hinder
   the fund from achieving its
   investment objective

------------------------------------------------------------------------------------------------------------------------------------
Management choices

o  A fund could underperform its             o  A fund could outperform its benchmark      o  J.P. Morgan focuses its active
   benchmark due to its securities              due to these same choices                     management on securities selection,
   choices and other management                                                               the area where it believes its
   decisions                                                                                  commitment to research can most
                                                                                              enhance returns

------------------------------------------------------------------------------------------------------------------------------------
Foreign currencies

o  Currency exchange rate movements          o  Favorable exchange rate movements          o  Except as noted earlier in this
   could reduce gains or create losses          could generate gains or reduce losses         prospectus, each fund manages the
                                                                                              currency exposure of its foreign
o  Currency risks tend to be higher in                                                        investments relative to its benchmark
   emerging markets                                                                           and may hedge a portion of its
                                                                                              foreign currency exposure into the
                                                                                              U.S. dollar from time to time. (see
                                                                                              also "Derivatives")

------------------------------------------------------------------------------------------------------------------------------------
When-issued and delayed delivery securities

o  When a fund buys securities before        o  A fund can take advantage of               o  Each fund uses segregated accounts to
   issue or for delayed delivery, it            attractive transaction opportunities          offset leverage risk
   could be exposed to leverage risk if
   it does not use segregated accounts
------------------------------------------------------------------------------------------------------------------------------------

15 | FUND DETAILS

Potential risks                              Potential rewards                             Policies to balance risk and reward
------------------------------------------------------------------------------------------------------------------------------------
Derivatives

o  Derivatives such as futures, options,     o  Hedges that correlate well with            o  The funds use derivatives, such as
   swaps, and forward foreign currency          underlying positions can reduce or            futures, options, swaps, and forward
   contracts1 that are used for hedging         eliminate losses at low cost                  foreign currency contracts, for
   the portfolio or specific securities                                                       hedging and for risk management
   may not fully offset the underlying       o  A fund could make money and protect           (i.e., to establish or adjust
   positions and this could result in           against losses if the investment              exposure to particular securities,
   losses to the fund that would not            analysis proves correct                       markets or currencies); risk
   have otherwise occurred                                                                    management may include management of
                                             o  Derivatives that involve leverage             a fund's exposure relative to its
o  Derivatives used for risk management         could generate substantial gains at           benchmark
   may not have the intended effects and        low cost
   may result in losses or missed                                                          o  The funds only establish hedges that
   opportunities                                                                              they expect will be highly correlated
                                                                                              with underlying positions
o  The counterparty to a derivatives
   contract could default                                                                  o  While the funds may use derivatives
                                                                                              that incidentally involve leverage,
o  Derivatives that involve leverage                                                          they do not use them for the specific
   could magnify losses                                                                       purpose of leveraging their
                                                                                              portfolios
o  Certain types of derivatives involve
   costs to a fund which can reduce
   returns

------------------------------------------------------------------------------------------------------------------------------------
Securities lending

o  When a fund lends a security, there       o  A fund may enhance income through the      o  J.P. Morgan maintains a list of
   is a risk that the loaned securities         investment of the collateral received         approved borrowers
   may not be returned if the borrower          from the borrower
   defaults                                                                                o  The fund receives collateral equal to
                                                                                              at least 100% of the current value of
o  The collateral will be subject to the                                                      securities loaned
   risks of the securities in which it
   is invested                                                                             o  The lending agents indemnify a fund
                                                                                              against borrower default

                                                                                           o  J.P. Morgan's collateral investment
                                                                                              guidelines limit the quality and
                                                                                              duration of collateral investment to
                                                                                              minimize losses

                                                                                           o  Upon recall, the borrower must return
                                                                                              the securities loaned within the
                                                                                              normal settlement period

------------------------------------------------------------------------------------------------------------------------------------
Illiquid holdings

o  A fund could have difficulty valuing      o  These holdings may offer more              o  No fund may invest more than 15% of
   these holdings precisely                     attractive yields or potential growth         net assets in illiquid holdings
                                                than comparable widely traded
o  A fund could be unable to sell these         securities                                 o  To maintain adequate liquidity, each
   holdings at the time or price it                                                           fund may hold investment-grade
   desired                                                                                    short-term securities (including
                                                                                              repurchase agreements and reverse
                                                                                              repurchase agreements) and, for
                                                                                              temporary or extraordinary purposes,
                                                                                              may borrow from banks up to 33 1/3%
                                                                                              of the value of its total assets



------------------------------------------------------------------------------------------------------------------------------------
Short-term trading


o  Increased trading could raise a           o  A fund could realize gains in a short      o  The funds generally avoid short-term
   fund's brokerage and related costs           period of time                                trading, except to take advantage of
                                                                                              attractive or unexpected
o  Increased short-term capital gains        o  A fund could protect against losses           opportunities or to meet demands
   distributions could raise                    if a stock is overvalued and its              generated by shareholder activity.
   shareholders' income tax liability           value later falls                             The turnover rate for each fund for
                                                                                              its most recent fiscal year end is as
                                                                                              follows: International Equity (70%);
                                                                                              European Equity (68%); International
                                                                                              Opportunities (80%); and Emerging
                                                                                              Markets Equity (87%)
------------------------------------------------------------------------------------------------------------------------------------


-------------------
(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.


                                                               FUND DETAILS | 16

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each fund's financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each fund's financial statements, are included in the representative fund's annual report, which are available upon request.

J.P. MORGAN INSTITUTIONAL INTERNATIONAL EQUITY FUND


Per-share data                                                            For fiscal years ended October 31
-----------------------------------------------------------------------------------------------------------------------
                                                                1995        1996         1997        1998         1999



Net asset value, beginning of year ($)                         10.83       10.44        11.43       11.39        11.21
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ($)                                     0.06        0.12         0.17        0.32         0.19
  Net realized and unrealized gain (loss)
  on investment and foreign currency ($)                       (0.33)       1.17         0.24        0.20         2.51
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations ($)                           (0.27)       1.29         0.41        0.52         2.70
-----------------------------------------------------------------------------------------------------------------------
Less distributions to shareholders from:
  Net investment income ($)                                       --       (0.24)       (0.25)      (0.35)       (0.35)
  Net realized gain ($)                                        (0.12)      (0.06)       (0.20)      (0.35)          --
-----------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders ($)                        (0.12)      (0.30)       (0.45)      (0.70)       (0.35)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of year ($)                               10.44       11.43        11.39       11.21        13.56
-----------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------------------
Total return (%)                                               (2.46)      12.54         3.71        4.95        24.70
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of year ($ thousands)                        467,511     726,864      614,659     366,991      471,195
-----------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
-----------------------------------------------------------------------------------------------------------------------
  Net expenses (%)                                              0.92        0.95         0.93        0.97         0.95
-----------------------------------------------------------------------------------------------------------------------
  Net investment income (%)                                     1.24        1.24         1.32        0.92         0.81
-----------------------------------------------------------------------------------------------------------------------
  Expenses without reimbursement and
  including interest expense (%)                                0.94        0.96         0.93        0.97         0.95
-----------------------------------------------------------------------------------------------------------------------
  Interest expense (%)                                            --          --           --        0.01           --
-----------------------------------------------------------------------------------------------------------------------



17 | J.P. MORGAN INSTITUTIONAL INTERNATIONAL EQUITY FUNDS

J.P. MORGAN INSTITUTIONAL EUROPEAN EQUITY FUND


Per-share data                                                                  For fiscal periods ended
-------------------------------------------------------------------------------------------------------------------------
                                                                                               For the
                                                                                         eleven months ended
                                                          12/31/96(1)       12/31/97      November 30, 1998     11/30/99
Net asset value, beginning of period ($)                       10.00         11.56             12.56             14.73
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ($)                                     0.12          0.21              0.20              0.25
  Net realized and unrealized gain
  on investment and foreign currency ($)                        1.59          2.34              1.97              1.55
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations ($)                            1.71          2.55              2.17              1.80
-------------------------------------------------------------------------------------------------------------------------
Less distributions to shareholders from:
  Net investment income ($)                                    (0.10)        (0.17)               --             (0.23)
  Net realized gains ($)                                       (0.05)        (1.38)               --             (0.14)
  In excess of net realized gain ($)                              --            --                --             (0.24)
-------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders ($)                        (0.15)        (1.55)               --             (0.61)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                             11.56         12.56             14.73             15.92
-------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------------------
Total return (%)                                               17.10(2)      22.27             17.28(2)          12.72
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                        6,532        10,174            12,439            11,695
-------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
   Net expenses (%)                                            1.00(3)        1.00             1.00(3)            0.99
-------------------------------------------------------------------------------------------------------------------------
   Net investment income (%)                                   1.68(3)        1.57             1.32(3)            1.10
-------------------------------------------------------------------------------------------------------------------------
   Expenses without reimbursement and
   including interest expense (%)                              2.50(4)        2.08             1.77(3)            2.17
-------------------------------------------------------------------------------------------------------------------------
   Interest expense (%)                                           --            --             0.05(3)            0.02
-------------------------------------------------------------------------------------------------------------------------

(1)  The fund commenced operations on 2/29/96.
(2)  Not annualized.
(3)  Annualized.
(4)  After consideration of then applicable state limitations.

J.P. MORGAN INSTITUTIONAL EUROPEAN EQUITY FUND


Per-share data                                                           For fiscal periods ended November 30
---------------------------------------------------------------------------------------------------------------
                                                                      1997(1)           1998             1999
Net asset value, beginning of period ($)                               10.00            9.94             10.11
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ($)                                             0.07            0.22              0.25
  Net realized and unrealized gain (loss)
  on investment and foreign currency ($)                               (0.13)           0.05              2.88
---------------------------------------------------------------------------------------------------------------
Total from investment operations ($)                                   (0.06)           0.27              3.13
---------------------------------------------------------------------------------------------------------------
Less distributions to shareholders from:
  Net investment income ($)                                               --           (0.10)            (0.32)
---------------------------------------------------------------------------------------------------------------
  Net asset value, end of period ($)                                    9.94           10.11             12.92
---------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------
Total return (%)                                                       (0.60)(2)        2.69             31.87
---------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                              211,229         323,918           370,268
---------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
   Net expenses (%)                                                     0.99(3)         0.99              0.94
---------------------------------------------------------------------------------------------------------------
   Net investment income (%)                                            1.35(3)         1.13              0.76
---------------------------------------------------------------------------------------------------------------
   Expenses without reimbursement and
   including interest expense (%)                                       1.17(3)         1.02              0.95
---------------------------------------------------------------------------------------------------------------
   Interest expense (%)                                                   --              --              0.01
---------------------------------------------------------------------------------------------------------------

(1)  The fund commenced operations on 2/26/97.
(2)  Not annualized.
(3)  Annualized.



                       J.P. MORGAN INSTITUTIONAL INTERNATIONAL EQUITY FUNDS | 18

J.P. MORGAN INSTITUTIONAL EMERGING MARKETS EQUITY FUND


Per-share data                                                            For fiscal years ended October 31
-----------------------------------------------------------------------------------------------------------------------
                                                                1995        1996         1997        1998         1999


Net asset value, beginning of year ($)                         12.47        9.71        10.27        9.86         5.91
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss) ($)                              0.08        0.08         0.11        0.14(1)      0.14
  Net realized and unrealized gain (loss)
  on investment and foreign currency ($)                       (2.66)       0.56        (0.43)      (3.44)(1)     1.68
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations ($)                           (2.58)       0.64        (0.32)      (3.30)(1)     1.82
-----------------------------------------------------------------------------------------------------------------------
Less distributions to shareholders from:
  Net investment income ($)                                    (0.05)      (0.08)       (0.09)      (0.13)       (0.40)
  Net realized gain ($)                                        (0.13)         --           --       (0.52)          --
  In excess of net investment income ($)                          --          --           --          --        (0.11)
-----------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders ($)                        (0.18)      (0.08)       (0.09)      (0.65)       (0.51)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of year ($)                                9.71       10.27         9.86        5.91         7.22
-----------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------------------
Total return (%)                                              (20.81)       6.64        (3.15)     (35.50)       33.76
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of year ($ thousands)                        186,023     293,594      306,381     120,402      131,046
-----------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
  Net expenses (%)                                              1.43        1.41         1.37        1.46         1.42
-----------------------------------------------------------------------------------------------------------------------
  Net investment income (%)                                     0.96        0.96         0.95        1.43         0.99
-----------------------------------------------------------------------------------------------------------------------
  Expenses without reimbursement
  including interest expense(%)                                 1.44        1.41         1.37        1.54         1.52
-----------------------------------------------------------------------------------------------------------------------
  Interest expense (%)                                            --          --           --        0.04         0.02
-----------------------------------------------------------------------------------------------------------------------

(1)  Based on amounts prior to Statement of Position 93-2 adjustments.



19 | J.P. MORGAN INSTITUTIONAL INTERNATIONAL EQUITY FUNDS

--------------------------------------------------------------------------------











                    (THIS PAGE IS INTENTIONALLY LEFT BLANK)

--------------------------------------------------------------------------------
FOR MORE INFORMATION

--------------------------------------------------------------------------------
For investors who want more information on these funds, the following documents are available free upon request:

Annual/Semi-annual Reports Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and fund performance for a fund's most recently completed fiscal year or half-year.

Statement of Additional Information (SAI) Provides a fuller technical and legal description of a fund's policies, investment restrictions, and business structure. This prospectus incorporates each fund's SAI by reference.

Copies of the current versions of these documents, along with other information about these funds, may be obtained by contacting:


J.P. Morgan Institutional Funds
J.P. Morgan Funds Services
522 Fifth Avenue
New York, NY 10036

Telephone:  1-800-766-7722

Hearing impaired:  1-888-468-4015

Email:  JPM_Mutual_Funds@JPMorgan.com

Text-only versions of these documents and this prospectus are available, upon payment of a duplicating fee, from the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (1-800-SEC-0330) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov. The funds' investment company and 1933 Act registration numbers are:

J.P. Morgan Institutional International Equity Fund ................811-07342 and 033-54642
J.P. Morgan Institutional European Equity Fund .....................811-07342 and 033-54642
J.P. Morgan Institutional International Opportunities Fund .........811-07342 and 033-54642
J.P. Morgan Institutional Emerging Markets Equity Fund .............811-07342 and 033-54642


J.P. MORGAN INSTITUTIONAL FUNDS AND THE MORGAN TRADITION

The J.P. Morgan Institutional Funds combine a heritage of integrity and financial leadership with comprehensive, sophisticated analysis and management techniques. Drawing on J.P. Morgan's extensive experience and depth as an investment manager, the J.P. Morgan Institutional Funds offer a broad array of distinctive opportunities for mutual fund investors.

JPMorgan
--------------------------------------------------------------------------------
J.P. Morgan Institutional Funds             |

Advisor                                     Distributor
J.P. Morgan Investment Management, Inc.     Funds Distributor, Inc.
522 Fifth Avenue                            60 State Street
New York, NY 10036                          Boston, MA 02109
1-800-766-7722                              1-800-221-7930











IMPR13

-----------------------------------------------------------------------

MARCH 1, 2000 | PROSPECTUS
-----------------------------------------------------------------------

J.P. MORGAN INSTITUTIONAL
BOND FUND-ULTRA

                                          -------------------------
                            Seeking high total return
                            by investing primarily in
                            fixed income securities.

This prospectus contains essential information for anyone investing in the fund. Please read it carefully and keep it for reference.

As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the commission approves them or guarantees that the information in this prospectus is correct or adequate. It is a criminal offense to state or suggest otherwise.

Distributed by Funds Distributor, Inc.                                  JPMorgan

--------------------------------------------------------------------------------

CONTENTS
--------------------------------------------------------------------------------
2 | The fund's goal, principal strategies, principal risks, performance and expenses


J.P. MORGAN INSTITUTIONAL BOND FUND-ULTRA
Fund description.............................................................  2
Performance..................................................................  3
Investor expenses............................................................  3

4 |

FIXED INCOME MANAGEMENT APPROACH
J.P. Morgan..................................................................  4
Who may want to invest.......................................................  4
Fixed income investment process..............................................  5

6 | Investing in the J.P. Morgan Institutional Bond Fund-Ultra

YOUR INVESTMENT
Investing through a financial professional...................................  6
Investing through an employer-sponsored retirement plan......................  6
Investing through an IRA or rollover IRA.....................................  6
Investing directly...........................................................  6
Opening your account.........................................................  6
Adding to your account.......................................................  6
Selling shares...............................................................  7
Account and transaction policies.............................................  7
Dividends and distributions..................................................  8
Tax considerations...........................................................  8

9 | More about risk and the fund's business operations


FUND DETAILS
Business structure...........................................................  9
Management and administration................................................  9
Risk and reward elements..................................................... 10
Investments.................................................................. 12
Financial Highlights......................................................... 14


FOR MORE INFORMATION................................................. back cover

                                                                             | 1

J.P. MORGAN INSTITUTIONAL
BOND FUND-ULTRA                                           | TICKER SYMBOL: JPBUX
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
RISK/RETURN SUMMARY

For a more detailed discussion of the fund's investments and their main risks, as well as fund strategies, please see pages 10-13.

[GRAPHIC OMITTED]
GOAL

The fund's goal is to provide high total return consistent with moderate risk of capital and maintenance of liquidity. This goal can be changed without shareholder approval.


[GRAPHIC OMITTED]
INVESTMENT APPROACH

Principal strategies
The fund invests primarily in fixed income securities, including U.S. government and agency securities, corporate bonds, private placements, asset-backed and mortgage-backed securities, that it believes have the potential to provide a high total return over time. These securities may be of any maturity, but under normal market conditions the management team will keep the fund's duration within one year of that of the Salomon Brothers Broad Investment Grade Bond Index (currently about five years). For a description of duration, please see fixed income investment process on page 5.


Up to 25% of assets may be invested in foreign securities, including 20% in debt securities denominated in foreign currencies of developed countries. At least 75% of assets must be invested in securities that, at the time of purchase, are rated investment-grade (BBB/Baa or better) or are the unrated equivalent, including at least 65% A or better. No more than 25% of assets may be invested in securities rated B or BB.


Principal Risks
The fund's share price and total return will vary in response to changes in interest rates. How well the fund's performance compares to that of similar fixed income funds will depend on the success of the investment process, which is described on page 3.



     To the extent that the fund seeks higher returns by investing in non-investment-grade bonds, it takes on additional risks, because these bonds are more sensitive to economic news and their issuers are in less secure financial condition. To the extent that the fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have a less secure financial position. To the extent the fund invests in foreign securities, it could lose money because of foreign government actions, political instability, currency fluctuation, or lack of adequate or accurate information. The fund's mortgage-backed investments involve risk of losses due to prepayments that occur earlier or later than expected, like any bond, due to default. The fund may engage in active and frequent trading, leading to increased portfolio turnover and the possibility of increased capital gains. See page 8 for further discussion on the tax treatment of capital gains.


An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
(J.P. MORGAN INSTITUTIONAL BOND FUND-ULTRA)


PORTFOLIO MANAGEMENT
The  fund's  assets  are  managed  by  J.P.  Morgan,   which  currently  manages
approximately $349 billion, including more than $29 billion using similar strategies as the fund.


The portfolio management team is led by William G. Tennille, vice president, who has been at J.P. Morgan since 1992, Connie J. Plaehn, managing director, who has been at J.P. Morgan since 1984, and John Snyder, vice president, who has been at J.P. Morgan since 1993. Mr. Tennille and Ms. Plaehn have been on the team since January 1994. Mr. Snyder has been a fixed income portfolio manager since joining J.P. Morgan.

--------------------------------------------------------------------------------
Before you invest

Investors considering the fund should understand that:

o There is no assurance that the fund will meet its investment goal.

o The fund does not represent a complete investment program.

2 | J.P. MORGAN INSTITUTIONAL BOND FUND-ULTRA

--------------------------------------------------------------------------------
PERFORMANCE (unaudited)

The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan Institutional Bond Fund-Ultra.

The bar chart indicates some of the risks by showing changes in the performance of the fund's shares from year to year for each of the fund's last 10 calendar years.

The table indicates some of the risks by showing how the fund's average annual returns for the past one, five and ten years and life of the fund compare to those of the Salomon Brothers Broad Investment Grade Bond Index. This is a widely recognized, unmanaged index of U.S. Treasury and agency securities and investment-grade mortgage and corporate bonds used as a measure of overall bond market performance.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

[The following table was depicted as a bar chart in the printed material.]


Year-by-year total return (%)                                                         Shows changes in returns by calendar year(1,2)
------------------------------------------------------------------------------------------------------------------------------------
                  1990        1991        1992        1993        1994         1995        1996        1997        1998       1999


20%
                                                                               18.17
                              13.45
                  10.09
10%
                                                      9.87
                                                                                                       9.13
                                                                                                                   7.74
                                          6.53
                                                                                           3.13
0%
                                                                                                                              (0.29)
                                                                  (2.97)
(10%)
------------------------------------------------------------------------------------------------------------------------------------


[ ]  J.P. Morgan Institutional Bond Fund - Ultra(1)


For the period covered by this year-by-year total return chart, the fund's highest quarterly return was 6.30% (for the quarter ended 6/30/95); and the lowest quarterly return was -2.38% (for the quarter ended 3/31/94).



Average annual total return (%)                 Shows performance over time, for periods ended December 31, 1999(1)
-------------------------------------------------------------------------------------------------------------------
                                                                     Past 1 yr.       Past 5 yrs.      Past 10 yrs.
J.P. Morgan Institutional Bond Fund-Ultra (after expenses)             (0.29)            7.49             7.41
-------------------------------------------------------------------------------------------------------------------
Salomon Brothers Broad Investment Grade Bond Index (no expenses)       (0.83)            7.74             7.65
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTOR EXPENSES
The expenses of the fund, before and after reimbursement, are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.

Annual fund operating expenses(3) (%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
Management fees                                                             0.30
Marketing (12b-1) fees                                                      none
Other expenses(4)                                                           0.19
--------------------------------------------------------------------------------
Total operating expenses                                                    0.49

Fee waiver and
expense reimbursement(4)                                                    0.09
--------------------------------------------------------------------------------
Net expenses(4)                                                             0.40
--------------------------------------------------------------------------------

Expense example(4)
--------------------------------------------------------------------------------
The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, net expenses for the period 3/1/00 through 2/28/01 and total operating expenses thereafter, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                           1 yr.      3 yrs.      5 yrs.     10 yrs.
Your cost($)                41         148         265         607
--------------------------------------------------------------------------------

     (1) The fund commenced operations on 12/15/97 and returns reflect the performance of the fund from 1/1/98 forward. For the period 8/1/93 to 12/31/97, returns reflect performance of J.P. Morgan Bond Fund (a separate feeder fund investing in the same master portfolio). For the period 1/1/90 through 7/31/93, returns reflect the performance of The Pierpont Bond Fund, the predecessor of J.P. Morgan Bond Fund.


(2) The fund's fiscal year end is 10/31.

(3) The fund has a master/feeder structure as described on page 9. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year expressed as a percentage of the fund's average net assets.


(4) Reflects an agreement dated 3/1/00 by Morgan Guaranty Trust Company of New York, an affiliate of J.P. Morgan, to reimburse the fund to the extent expenses (excluding extraordinary expenses) exceed 0.40% of the fund's average daily net assets; however, J.P. Morgan will not reimburse fund expenses if such reimbursement would cause expenses to be less than 0.35% of the fund's average daily net assets through 2/28/01. Actual net expenses for the fiscal year ended 10/31/99 were 0.36% of the fund's average daily net assets.


                                   J.P. MORGAN INSTITUTIONAL BOND FUND-ULTRA | 3

FIXED INCOME MANAGEMENT APPROACH
--------------------------------------------------------------------------------
J.P. MORGAN
Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals. Today, J.P. Morgan employs over 380 analysts and portfolio managers around the world and has approximately $349 billion in assets under management, including assets managed by the fund's advisor, J.P. Morgan Investment Management Inc.


J.P. MORGAN INSTITUTIONAL BOND FUND-ULTRA
This fund invests primarily in bonds and other fixed income securities through a master portfolio (another fund with the same goal). The fund seeks high total return consistent with moderate risk.

--------------------------------------------------------------------------------
Who may want to invest

The fund is designed for investors who:

o want to add an income investment to further diversify a portfolio

o want an investment whose risk/return potential is higher than that of money market funds but generally less than that of stock funds

o want an investment that pays monthly dividends

The fund is not designed for investors who:

o are investing for aggressive long-term growth

o require stability of principal

4 | FIXED INCOME MANAGEMENT APPROACH

--------------------------------------------------------------------------------
FIXED INCOME INVESTMENT PROCESS
J.P. Morgan seeks to generate an information advantage through the depth of its global fixed-income research and the sophistication of its analytical systems. Using a team-oriented approach, J.P. Morgan seeks to gain insights in a broad range of distinct areas and takes positions in many different ones, helping the fund to limit exposure to concentrated sources of risk.

In managing the fund, J.P. Morgan employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities, and duration management.

[GRAPHIC OMITTED]
 The fund invests across a range
of different types of securities

Sector allocation The sector allocation team meets monthly, analyzing the fundamentals of a broad range of sectors in which the fund may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.

[GRAPHIC OMITTED]
The fund makes its portfolio decisions as described later in this prospectus

Security selection Relying on the insights of different specialists, including credit analysts, quantitative researchers, and dedicated fixed income traders, the portfolio managers make buy and sell decisions according to the fund's goal and strategy.

[GRAPHIC OMITTED]
J.P. Morgan uses a disciplined process
     to control the fund's sensitivity
                     to interest rates

Duration management Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish the fund's target duration, a common measurement of a security's sensitivity to interest rate movements. For securitites owned by the fund, duration measures the average time needed to receive the present value of all principal and interest payments by analyzing cash flows and interest rate movements. The fund's duration is generally shorter than the fund's average maturity because the maturity of a security only measures the time until final payment is due. The fund's target duration typically remains relatively close to the duration of the market as a whole, as represented by the fund's benchmark. The strategists closely monitor the fund and make tactical adjustments as necessary.

                                            FIXED INCOME MANAGEMENT APPROACH | 5

YOUR INVESTMENT
--------------------------------------------------------------------------------

For your convenience, the J.P. Morgan Institutional Funds offer several ways to start and add to fund investments.

INVESTING THROUGH A FINANCIAL PROFESSIONAL
If you work with a financial professional, either at J.P. Morgan or elsewhere, he or she is prepared to handle your planning and transaction needs. Your financial professional will be able to assist you in establishing your fund account, executing transactions, and monitoring your investment. If your fund investment is not held in the name of your financial professional and you prefer to place a transaction order yourself, please use the instructions for investing directly.

INVESTING THROUGH AN EMPLOYER-SPONSORED RETIREMENT PLAN Your fund investments are handled through your plan. Refer to your plan materials or contact your benefits office for information on buying, selling, or exchanging fund shares.

INVESTING THROUGH AN IRA OR ROLLOVER IRA
Please contact a J.P. Morgan Retirement Services Specialist at 1-888-576-4472 for information on J.P. Morgan's comprehensive IRA services, including lower minimum investments.

INVESTING DIRECTLY
Investors may establish accounts without the help of an intermediary by using the instructions below and at right:

o Determine the amount you are investing. The minimum amount for initial investments is $20,000,000 and for additional investments $25,000, although these minimums may be less for some investors. For more information on minimum investments, call 1-800-766-7722.

o Complete the application, indicating how much of your investment you want to allocate to which fund(s). Please apply now for any account privileges you may want to use in the future, in order to avoid the delays associated with adding them later on.

o Mail in your application, making your initial investment as shown at right.

For answers to any questions, please speak with a J.P. Morgan Funds Services Representative at 1-800-766-7722.

OPENING YOUR ACCOUNT

  By wire

o Mail your completed application to the Shareholder Services Agent.

o Call the Shareholder Services Agent to obtain an account number and to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o After placing your purchase order, instruct your bank to wire the amount of your investment to:

  Morgan Guaranty Trust Company of New York-Delaware
  Routing number: 031-100-238
  Credit: J.P. Morgan Institutional Funds
  Account number: 001-57-689
  FFC: your account number, name of registered owner(s) and fund name

  By check

o Make out a check for the investment amount payable to J.P. Morgan Institutional Funds.

o Mail the check with your completed application to the Shareholder Services Agent.

  By exchange

o Call the Shareholder Services Agent to effect an exchange.

ADDING TO YOUR ACCOUNT

  By wire

o Call the Shareholder Services Agent to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o Once you have placed your purchase order, instruct your bank to wire the amount of your investment as described above.

  By check

o Make out a check for the investment amount payable to J.P. Morgan Institutional Funds.

o Mail the check with a completed investment slip to the Shareholder Services Agent. If you do not have an investment slip, attach a note indicating your account number and how much you wish to invest in which fund(s).

  By exchange

o Call the Shareholder Services Agent to effect an exchange.

6 | YOUR INVESTMENT

Selling shares

  By phone -- wire payment

o Call the Shareholder Services Agent to verify that the wire redemption privilege is in place on your account. If it is not, a representative can help you add it.

o Place your wire request. If you are transferring money to a non-Morgan account, you will need to provide the representative with the personal identification number (PIN) that was provided to you when you opened your fund account.

  By phone -- check payment

o Call the Shareholder Services Agent and place your request. Once your request has been verified, a check for the net amount, payable to the registered owner(s), will be mailed to the address of record. For checks payable to any other party or mailed to any other address, please make your request in writing (see below).

  In writing

o Write a letter of instruction that includes the following information: The name of the registered owner(s) of the account; the account number; the fund name; the amount you want to sell; and the recipient's name and address or wire information, if different from those of the account registration.

o Indicate whether you want the proceeds sent by check or by wire.

o Make sure the letter is signed by an authorized party. The Shareholder Services Agent may require additional information, such as a signature guarantee.

o Mail the letter to the Shareholder Services Agent.

  By exchange

o Call the Shareholder Services Agent to effect an exchange.

  Redemption in kind

o The Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

ACCOUNT AND TRANSACTION POLICIES
Telephone orders The fund accepts telephone orders from all shareholders. To guard against fraud, the fund requires shareholders to use a PIN, and may record telephone orders or take other reasonable precautions. However, if the fund does take such steps to ensure the authenticity of an order, you may bear any loss if the order later proves fraudulent.

Exchanges You may exchange shares in this fund for shares in any other J.P. Morgan Institutional or J.P. Morgan mutual fund at no charge (subject to the securities laws of your state). When making exchanges, it is important to observe any applicable minimums. Keep in mind that for tax purposes an exchange is considered a sale.

The fund may alter, limit, or suspend its exchange policy at any time.


Business hours and NAV calculations The fund's regular business days and hours are the same as those of the New York Stock Exchange (NYSE). The fund calculates its net asset value per share (NAV) every business day as of the close of trading on the NYSE (normally 4:00 p.m. eastern time). The fund's securities are typically priced using pricing services or market quotes. When these methods are not available or do not represent a security's value at the time of pricing (e.g. when an event occurs after the close of trading that would materially impact a security's value), the security is valued in accordance with the fund's fair valuation procedures.


Timing of orders Orders to buy or sell shares are executed at the next NAV calculated after the order has been accepted. Orders are accepted until the close of trading on the NYSE every business day and are executed the same day, at that day's NAV. The fund has the right to suspend redemption of shares as permitted by law and to postpone payment of proceeds for up to seven days.

--------------------------------------------------------------------------------

                    Shareholder Services Agent
                    J.P. Morgan Funds Services
                    522 Fifth Avenue
                    New York, NY 10036
                    1-800-766-7722


                    Representatives are available 8:00 a.m. to 5:00 p.m. eastern time on fund business days.

                                                             YOUR INVESTMENT | 7

--------------------------------------------------------------------------------

Timing of settlements When you buy shares, you will become the owner of record when the fund receives your payment, generally the day following execution. When you sell shares, proceeds are generally available the day following execution and will be forwarded according to your instructions.

When you sell shares that you recently purchased by check, your order will be executed at the next NAV but the proceeds will not be available until your check clears. This may take up to 15 days.

Statements and reports The fund sends monthly account statements as well as confirmations after each purchase or sale of shares (except reinvestments). Every six months the fund sends out an annual or semi-annual report containing information on the fund's holdings and a discussion of recent and anticipated market conditions and fund performance.

Accounts with below-minimum balances If your account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), the fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 60 days after notification, the fund may close out your account and send the proceeds to the address of record.

DIVIDENDS AND DISTRIBUTIONS
The fund typically declares income dividends daily and pays them monthly. If an investor's shares are redeemed during the month, accrued but unpaid dividends are paid with the redemption proceeds. Shares of the fund earn dividends on the business day the purchase is effective, but not on the business day the redemption is effective. The fund distributes capital gains, if any, once a year. However, the fund may make more or fewer payments in a given year, depending on its investment results and its tax compliance situation. These dividends and distributions consist of most or all of the fund's net investment income and net realized capital gains.

Dividends and distributions are reinvested in additional fund shares. Alternatively, you may instruct your financial professional or J.P. Morgan Funds Services to have them sent to you by check, credited to a separate account, or invested in another J.P. Morgan Institutional Fund.

TAX CONSIDERATIONS
In general, selling shares, exchanging shares, and receiving distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities:

Transaction                               |    Tax status
----------------------------------------------------------------------------
Income dividends                               Ordinary income
----------------------------------------------------------------------------
Short-term capital gains                       Ordinary income
distributions
----------------------------------------------------------------------------
Long-term capital gains                        Capital gains
distributions
----------------------------------------------------------------------------
Sales or exchanges of                          Capital gains or losses
shares owned for more
than one year
----------------------------------------------------------------------------
Sales or exchanges of                          Gains are treated as ordinary
shares owned for one year                      income; losses are subject
or less                                        to special rules
----------------------------------------------------------------------------

Because long-term capital gains distributions are taxable as capital gains regardless of how long you have owned your shares, you may want to avoid making a substantial investment when the fund is about to declare a long-term capital gains distribution.

Every January, the fund issues tax information on its distributions for the previous year.

Any investor for whom the fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

Because each investor's tax circumstances are unique, please consult your tax professional about your fund investment.

8 | YOUR INVESTMENT

FUND DETAILS
--------------------------------------------------------------------------------
MASTER/FEEDER STRUCTURE
As noted earlier, the fund is a series of J.P. Morgan Institutional Funds, a Massachusetts business trust, and is a "feeder" fund that invests in a master portfolio. (Except where indicated, this prospectus uses the term "the fund" to mean the feeder fund and its master portfolio taken together.)

The master portfolio accepts investments from other feeder funds, and the feeders bear the master portfolio's expenses in proportion to their assets. However, each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder could offer access to the same master portfolio on more attractive terms, or could experience better performance, than another feeder. Information about other feeders is available by calling 1-800-766-7722. Generally, when the master portfolio seeks a vote, the funds will hold a shareholder meeting and cast its vote proportionately, as instructed by its shareholders. Fund shareholders are entitled to one full or fractional vote for each dollar or fraction of a dollar invested.

The fund and its master portfolio expect to maintain consistent goals, but if they do not, the fund will withdraw from the master portfolio, receiving its assets either in cash or securities. The fund's trustees would then consider whether the fund should hire its own investment adviser, invest in a different master portfolio, or take other action.

MANAGEMENT AND ADMINISTRATION
The fund and its master portfolio are governed by the same trustees. The trustees are responsible for overseeing all business activities. The trustees are assisted by Pierpont Group, Inc., which they own and operate on a cost basis; costs are shared by all funds governed by these trustees. Funds Distributor, Inc., as co-administrator, along with J.P. Morgan, provides fund officers. J.P. Morgan, as co-administrator, oversees the fund's other service providers.

J.P. Morgan, subject to the expense reimbursements described earlier in this prospectus, receives the following fees for investment advisory and other services:

--------------------------------------------------------------------------------
Advisory services                         0.30% of the master portfolio's
                                          average net assets
--------------------------------------------------------------------------------
Administrative services                   Master portfolio's and fund's pro-
(fee shared with Funds                    rata portions of 0.09% of the
Distributor, Inc.)                        first $7 billion of average net
                                          assets in J.P. Morgan-advised
                                          portfolios, plus 0.04% of average
                                          net assets over $7 billion
--------------------------------------------------------------------------------
Shareholder services                      0.05% of the fund's average net assets
--------------------------------------------------------------------------------

J.P. Morgan may pay fees to certain firms and professionals for providing recordkeeping or other services in connection with investments in the fund.


                                                                FUND DETAILS | 9

--------------------------------------------------------------------------------
RISK AND REWARD ELEMENTS
This table discusses the main elements that make up the fund's overall risk and reward characteristics. It also outlines the fund's policies toward various investments, including those that are designed to help the fund manage risk.

------------------------------------------------------------------------------------------------------------------------------------
Potential risks                  |  Potential rewards                  |  Policies to balance risk and reward
------------------------------------------------------------------------------------------------------------------------------------
Market conditions

o The fund's share                  o Bonds have generally                o Under normal circumstances the fund plans to remain
  price, yield, and                   outperformed money                    fully invested in bonds and other fixed income
  total return will                   market investments                    securities as noted in the table on pages 12-13
  fluctuate in response               over the long term,
  to bond market                      with less risk than                 o The fund seeks to limit risk and enhance total return or
  movements                           stocks                                yields through careful management, sector allocation,
                                                                            individual securities selection, and duration management
o The value of most                 o Most bonds will rise
  bonds will fall when                in value when                       o During severe market downturns, the fund has the option
  interest rates rise;                interest rates fall                   of investing up to 100% of assets in investment-grade
  the longer a bond's                                                       short-term securities
  maturity and the                  o Mortgage-backed and
  lower its credit                    asset-backed                        o J.P. Morgan monitors interest rate trends, as well as
  quality, the more its               securities can offer                  geographic and demographic information related to
  value typically falls               attractive returns                    mortgage-backed securities and mortgage prepayments

o Adverse market conditions may from time to time cause the fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the fund from achieving its investment objective

o Mortgage-backed  and  asset-backed  securities  (securities   representing  an
  interest  in, or  secured  by, a pool of  mortgages  or other  assets  such as receivables)  could  generate  capital losses or periods of low yields if they are paid off substantially earlier or later than anticipated

Management choices

o The fund could                    o The fund could                      o J.P. Morgan focuses its active management on those areas
  underperform its                    outperform its                        where it believes its commitment to research can most
  benchmark due to its                benchmark due to                      enhance returns and manage risks in a consistent way
  sector, securities,                 these same choices
  or duration choices

Credit quality

o The default of an o Investment-grade o The fund maintains its own policies for balancing  credit  issuer  would  leave  bonds  have a lower  quality  against potential  yields and gains in light of the fund with  unpaid  risk of default its investment goals interest or principal
                                    o Junk bonds offer                    o J.P. Morgan develops its own ratings of unrated
o Junk bonds (those                   higher yields and                     securities and makes a credit quality determination for
  rated BB/Ba or lower)               higher potential                      unrated securities
  have a higher risk of               gains
  default, tend to be
  less liquid, and may
  be more difficult to
  value

Foreign investments

o The fund could lose               o Foreign bonds, which                o Foreign bonds may be a significant investment for the
  money because of                    represent a major                     fund
  foreign government                  portion of the
  actions, political                  world's fixed income                o To the extent that the fund invests in foreign bonds, it
  instability, or lack                securities, offer                     may manage the currency exposure of its foreign
  of adequate and                     attractive potential                  investments relative to its benchmark, and may hedge a
  accurate information                performance and                       portion of its foreign currency exposure into the U.S.
                                      opportunities for                     dollar from time to time (see also "Derivatives")
o Currency exchange                   diversification
  rate movements could
  reduce gains or                   o Favorable exchange
  create losses                       rate movements could
                                      generate gains or
                                      reduce losses

10 | FUND DETAILS

------------------------------------------------------------------------------------------------------------------------------------
Potential risks                  |  Potential rewards                  |  Policies to balance risk and reward
------------------------------------------------------------------------------------------------------------------------------------
Derivatives

o Derivatives such as               o Hedges that correlate               o The fund uses derivatives such as futures, options,
  futures, options,                   well with underlying                  swaps and forward foreign currency contracts for hedging
  swaps and foreign                   positions can reduce                  and for risk management (i.e., to adjust duration or to
  currency forward                    or eliminate losses                   establish or adjust exposure to particular securities,
  contracts that are                  at low cost                           markets, or currencies)
  used for hedging the
  portfolio or specific             o The fund could make                 o The fund only establishes hedges that it expects will be
  securities may not                  money and protect                     highly correlated with underlying positions
  fully offset the                    against losses if
  underlying positions(1)             management's analysis               o While the fund may use derivatives that incidentally
  and this could result               proves correct                        involve leverage, it does not use them for the specific
  in losses to the fund                                                     purpose of leveraging the portfolio
  that would not have               o Derivatives that
  otherwise occurred                  involve leverage
                                      could generate
o Derivatives used for                substantial gains at
  risk management may                 low cost
  not have the intended
  effects and may
  result in losses or
  missed opportunities

o The counterparty to a
  derivatives contract
  could default

o Certain types of
  derivatives involve
  costs to the fund
  which can reduce
  returns

o Derivatives that
  involve leverage
  could magnify losses

Securities lending                                                        o J.P. Morgan maintains a list of approved borrowers

o When the fund lends a             o The fund may enhance                o The fund receives collateral equal to at least 100% of
  security, there is a                income through the                    the current value of securities loaned
  risk that the loaned                investment of the
  securities may not be               collateral received                 o The lending agents indemnify the fund against borrower
  returned if the                     from the borrower                     default
  borrower defaults
                                                                          o J.P. Morgan's collateral investment guidelines limit the
o The  collateral  will  quality and  duration of  collateral  investment  to be subject to the minimize losses risks of the securities in which o Upon recall, the  borrower  must return the  securities  it is invested  loaned  within the normal settlement period

Illiquid holdings                                                         o The fund may not invest more than 15% of net assets in
                                                                            illiquid holdings
o The fund could have               o These holdings may
  difficulty valuing                  offer more attractive               o To maintain adequate liquidity to meet redemptions, the
  these holdings                      yields or potential                   fund may hold investment-grade short-term securities
  precisely                           growth than                           (including repurchase agreements and reverse repurchase
                                      comparable widely                     agreements) and, for temporary or extraordinary
o The fund could be                   traded securities                     purposes, may borrow from banks up to 33 1/3% of the
  unable to sell these                                                      value of its assets
  holdings at the time
  or price desired

When-issued and delayed
  delivery securities

o When the fund buys                o The fund can take                   o The fund uses segregated accounts to offset leverage
  securities before                   advantage of                          risk
  issue or for delayed                attractive
  delivery, it could be               transaction
  exposed to leverage                 opportunities
  risk if it does not
  use segregated
  accounts

Short-term trading


o Increased trading                 o The fund could                      o The fund may use short-term trading to take advantage of
  would raise the                     realize gains in a                    attractive or unexpected opportunities or to meet
  fund's transaction                  short period of time                  demands generated by shareholder activity. The fund's
  costs                                                                     turnover rate for its most recent fiscal year end is
                                    o The fund could                        465%
o Increased short-term                protect against
  capital gains                       losses if a bond is
  distributions would                 overvalued and its
  raise shareholders'                 value later falls
  income tax liability


(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A foreign currency forward contract is an obligation to buy or sell a given currency on a future date and at a set price.

                                                               FUND DETAILS | 11

--------------------------------------------------------------------------------
Investments
--------------------------------------------------------------------------------

This table discusses the customary types of investments which can be held by the fund. In each case the principal types of risk are listed on the following page (see below for definitions).This table reads across two pages.


--------------------------------------------------------------------------------
Asset-backed securities Interests in a stream of payments from specific assets, such as auto or credit card receivables.
--------------------------------------------------------------------------------
Bank obligations Negotiable certificates of deposit, time deposits and bankers' acceptances of domestic and foreign issuers.
--------------------------------------------------------------------------------
Commercial paper Unsecured short term debt issued by domestic and foreign banks or corporations. These securities are usually discounted and are rated by S&P or Moody's.
--------------------------------------------------------------------------------
Convertible securities Domestic and foreign debt securities that can be converted into equity securities at a future time and price.
--------------------------------------------------------------------------------
Corporate bonds Debt securities of domestic and foreign industrial, utility, banking, and other financial institutions.
--------------------------------------------------------------------------------
Mortgages (directly held) Domestic debt instrument which gives the lender a lien on property as security for the loan payment.
--------------------------------------------------------------------------------
Mortgage-backed securities Domestic and foreign securities (such as Ginnie Maes, Freddie Macs, Fannie Maes) which represent interests in pools of mortgages, whereby the principal and interest paid every month is passed through to the holder of the securities.
--------------------------------------------------------------------------------
Mortgage dollar rolls The purchase of domestic and foreign mortgage-backed securities with the promise to purchase similar securities upon the maturity of the original security. Segregated accounts are used to offset leverage risk.
--------------------------------------------------------------------------------
Participation interests Interests that represent a share of domestic and foreign bank debt or similar securities or obligations.
--------------------------------------------------------------------------------
Private placements Bonds or other investments that are sold directly to an institutional investor.
--------------------------------------------------------------------------------
REITs and other real-estate related instruments Securities of issuers that invest in real estate or are secured by real estate.
--------------------------------------------------------------------------------
Repurchase agreements Contracts whereby the fund agrees to purchase a security and resell it to the seller on a particular date and at a specific price.
--------------------------------------------------------------------------------
Reverse repurchase agreements Contracts whereby the fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.
--------------------------------------------------------------------------------
Sovereign debt, Brady bonds, and debt of supranational organizations Dollar- or non-dollar-denominated securities issued by foreign governments or supranational organizations. Brady bonds are issued in connection with debt restructurings.
--------------------------------------------------------------------------------
Swaps Contractual agreement whereby a party agrees to exchange periodic payments with a counterparty. Segregated accounts are used to offset leverage risk.
--------------------------------------------------------------------------------
Tax exempt municipal securities Securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.
--------------------------------------------------------------------------------
U.S. government securities Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.
--------------------------------------------------------------------------------
Zero coupon, pay-in-kind, and deferred payment securities Domestic and foreign securities offering non-cash or delayed-cash payment. Their prices are typically more volatile than those of some other debt instruments and involve certain special tax considerations.
--------------------------------------------------------------------------------


Risk related to certain investments held by J.P. Morgan Institutional fixed income funds:

Credit risk The risk a financial obligation will not be met by the issuer of a security or the counterparty to a contract, resulting in a loss to the purchaser.

Currency risk The risk currency exchange rate fluctuations may reduce gains or increase losses on foreign investments.

Environmental risk The risk that an owner or operator of real estate may be liable for the costs associated with hazardous or toxic substances located on the property.

Extension risk The risk a rise in interest rates will extend the life of a mortgage-backed security to a date later than the anticipated prepayment date, causing the value of the investment to fall.

Interest rate risk The risk a change in interest rates will adversely affect the value of an investment. The value of fixed income securities generally moves in the opposite direction of interest rates (decreases when interest rates rise and increases when interest rates fall).

Leverage risk The risk of gains or losses disproportionately


12 | FUND DETAILS

|X|    Permitted (and if applicable, percentage limitation)
                percentage of total assets     - bold
                percentage of net assets       - italic
|_|    Permitted, but not typically used

                        Principal Types of Risk                                 Bond Fund-Ultra

-----------------------------------------------------------------------------------------------
credit, interest rate, market, prepayment                                       |X|
-----------------------------------------------------------------------------------------------
credit, currency, liquidity, political                                          |X|(1)
-----------------------------------------------------------------------------------------------
credit, currency, interest rate, liquidity, market, political                   |X|(1)
-----------------------------------------------------------------------------------------------
credit, currency, interest rate, liquidity, market, political, valuation        |X|(1)
-----------------------------------------------------------------------------------------------
credit, currency, interest rate, liquidity, market, political, valuation        |X|(1)
-----------------------------------------------------------------------------------------------
credit, environmental, extension, interest rate, liquidity, market,             |X|
natural event, political, prepayment, valuation
-----------------------------------------------------------------------------------------------
credit, currency, extension, interest rate, leverage, market, political,        |X|(1)
prepayment
-----------------------------------------------------------------------------------------------
currency, extension, interest rate, leverage, liquidity, market, political,     |X|(1) 33 1/3%
prepayment
-----------------------------------------------------------------------------------------------
credit, currency, extension, interest rate, liquidity, political, prepayment    |X|(1)
-----------------------------------------------------------------------------------------------
credit, interest rate, liquidity, market, valuation                             |X|
-----------------------------------------------------------------------------------------------
credit, interest rate, liquidity, market, natural event, prepayment, valuation  |X|
-----------------------------------------------------------------------------------------------
credit                                                                          |X|
-----------------------------------------------------------------------------------------------
credit                                                                          |X|(2)
-----------------------------------------------------------------------------------------------
credit, currency, interest rate, market, political                              |X|(1)
-----------------------------------------------------------------------------------------------
credit, currency, interest rate, leverage, market, political                    |X|(1)
-----------------------------------------------------------------------------------------------
credit, interest rate, market, natural event, political                         |_|
-----------------------------------------------------------------------------------------------
interest rate                                                                   |X|
-----------------------------------------------------------------------------------------------
credit, currency, interest rate, liquidity, market, political, valuation        |X|(1)
-----------------------------------------------------------------------------------------------


higher than the amount invested.

Liquidity risk The risk the holder may not be able to sell the security at the time or price it desires.

Market risk The risk that when the market as a whole declines, the value of a specific investment will decline proportionately. This systematic risk is common to all investments and the mutual funds that purchase them.

Natural event risk The risk a natural disaster, such as a hurricane or similar event, will cause severe economic losses and default in payments by the issuer of the security.

(1) All foreign securities in the aggregate may not exceed 25% of the fund's assets.

(2)   All  forms  of  borrowing   (including   securities  lending  and  reverse
      repurchase agreements) in the aggregate may not exceed 33 of the fund's total assets.


                                                               FUND DETAILS | 13

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the fund's financial performance for the past two fiscal periods. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with the fund's financial statements, are included in the fund's annual report, which is available upon request.



-------------------------------------------------------------------------------------------------
J.P. MORGAN INSTITUTIONAL BOND FUND-ULTRA


Per-share data              For the fiscal periods ended October 31      1998(1)            1999
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                                   10.03            10.17
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ($)                                                 0.54             0.61
  Net realized and unrealized gain (loss)
  on investment and foreign currency contracts and transactions ($)         0.16            (0.58)
-------------------------------------------------------------------------------------------------
Total from investment operations ($)                                        0.70             0.03
-------------------------------------------------------------------------------------------------
Less distributions to shareholders from:
  Net investment income ($)                                                (0.56)           (0.60)
-------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                                         10.17             9.60
-------------------------------------------------------------------------------------------------

Ratios and supplemental data
-------------------------------------------------------------------------------------------------
Total return (%)                                                            7.17(2)          0.28
-------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                  128,250          299,255
-------------------------------------------------------------------------------------------------
Ratio to average net assets:
-------------------------------------------------------------------------------------------------
  Expenses (%)                                                              0.37(3)          0.36
-------------------------------------------------------------------------------------------------
  Net investment income (%)                                                 6.28(3)          6.08
-------------------------------------------------------------------------------------------------
  Expenses without
  reimbursement (%)                                                         0.60(3)          0.49
-------------------------------------------------------------------------------------------------


(1) The fund commenced operations on 12/15/97.
(2) Not annualized.
(3) Annualized.

14 | J.P. MORGAN INSTITUTIONAL BOND FUND-ULTRA

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

--------------------------------------------------------------------------------
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

--------------------------------------------------------------------------------
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

--------------------------------------------------------------------------------
FOR MORE INFORMATION

For investors who want more information on the fund, the following documents are available free upon request:

Annual/Semi-annual Reports Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and fund performance for the fund's most recently completed fiscal year or half-year.

Statement of Additional Information (SAI) Provides a fuller technical and legal description of the fund's policies, investment restrictions, and business structure. This prospectus incorporates the fund's SAI by reference.

Copies of the current versions of these documents, along with other information about the fund, may be obtained by contacting:

J.P. Morgan Institutional Bond Fund-Ultra
J.P. Morgan Funds Services
522 Fifth Avenue
New York, NY 10036

Telephone: 1-800-766-7722

Hearing impaired: 1-888-468-4015

Email: JPM_Mutual_Funds@JPMorgan.com

Text-only versions of these documents and this prospectus are available, upon payment of a duplicating fee, from the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (1-800-SEC-0330) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov. The fund's investment company and 1933 Act registration numbers are 811-07342 and 033-54642.

J.P. MORGAN INSTITUTIONAL FUNDS AND THE MORGAN TRADITION

The J.P. Morgan Institutional Funds combine a heritage of integrity and financial leadership with comprehensive, sophisticated analysis and management techniques. Drawing on J.P. Morgan's extensive experience and depth as an investment manager, the J.P. Morgan Institutional Funds offer a broad array of distinctive opportunities for mutual fund investors.

JPMorgan
--------------------------------------------------------------------------------
J.P. Morgan Institutional Funds                    |

Advisor                                            Distributor
J.P. Morgan Investment Management Inc.             Funds Distributor, Inc.
522 Fifth Avenue                                   60 State Street
New York, NY 10036                                 Boston, MA 02109
1-800-766-7722                                     1-800-221-7930

                                                                          IMPR07

--------------------------------------------------------------------------------
                           March 1, 2000 | PROSPECTUS
--------------------------------------------------------------------------------


J.P. MORGAN INSTITUTIONAL
FIXED INCOME FUNDS

Short Term Bond Fund
Bond Fund
Global Strategic Income Fund
Tax Exempt Bond Fund
New York Tax Exempt Bond Fund
California Bond Fund

                                     -------------------------------------------
                                     Seeking high total return or current income by investing primarily in fixed income securities.

This prospectus contains essential information for anyone investing in these funds. Please read it carefully and keep it for reference.

As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the commission approves them or guarantees that the information in this prospectus is correct or adequate. It is a criminal offense to state or suggest otherwise.

Distributed by Funds Distributor, Inc.                                  JPMorgan

--------------------------------------------------------------------------------

CONTENTS
--------------------------------------------------------------------------------
2 | Each fund's goal, principal strategies, principal risks, performance and expenses


J.P. MORGAN INSTITUTIONAL FIXED INCOME FUNDS
J.P. Morgan Institutional Short Term Bond Fund ............................   2
J.P. Morgan Institutional Bond Fund .......................................   4
J.P. Morgan Institutional Global Strategic Income Fund ....................   6
J.P. Morgan Institutional Tax Exempt Bond Fund ............................   8
J.P. Morgan Institutional New York Tax Exempt Bond Fund ...................  10
J.P. Morgan Institutional California Bond Fund ............................  12

14 | Principles and techniques common to the funds in this prospectus

FIXED INCOME MANAGEMENT APPROACH
J.P. Morgan ...............................................................  14
J.P. Morgan Institutional fixed income funds ..............................  14
The spectrum of fixed income funds ........................................  14
Who may want to invest ....................................................  14
Fixed income investment process ...........................................  15

16 | Investing in the J.P. Morgan Institutional Fixed Income funds

YOUR INVESTMENT
Investing through a financial professional ................................  16
Investing through an employer-sponsored retirement plan ...................  16
Investing through an IRA or rollover IRA ..................................  16
Investing directly ........................................................  16
Opening your account ......................................................  16
Adding to your account ....................................................  16
Selling shares ............................................................  17
Account and transaction policies ..........................................  17
Dividends and distributions ...............................................  18
Tax considerations ........................................................  18

19 | More about risk and the funds' business operations

FUND DETAILS
Business structure ........................................................  19
Management and administration .............................................  19
Risk and reward elements ..................................................  20
Investments ...............................................................  22
Financial highlights ......................................................  24

FOR MORE INFORMATION ................................................back cover

J.P. MORGAN INSTITUTIONAL
SHORT TERM BOND FUND                                        TICKER SYMBOL: JMSBX
--------------------------------------------------------------------------------
                                REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
                                (J.P. MORGAN INSTITUTIONAL SHORT TERM BOND FUND)

[GRAPHIC OMITTED]
RISK/RETURN SUMMARY

For a more detailed discussion of the fund's investments and their main risks, as well as fund strategies, please see pages 20-23.

[GRAPHIC OMITTED]
GOAL

The fund's goal is to provide high total return, consistent with low volatility of principal. This goal can be changed without shareholder approval.

[GRAPHIC OMITTED]
INVESTMENT APPROACH
Principal Strategies

The fund invests primarily in fixed income securities, including U.S. government and agency securities, domestic and foreign corporate bonds, private placements, asset-backed and mortgage-related securities, and money market instruments, that it believes have the potential to provide a high total return over time. These securities may be of any maturity, but under normal market conditions the fund's duration will range between one and three years, similar to that of the Merrill Lynch 1-3 Year Treasury Index. For a description of duration, please see fixed income investment process on page 15.

Up to 25% of assets may be invested in foreign securities, including 20% in debt securities denominated in foreign currencies of developed countries. The fund typically hedges its non-dollar investments back to the U.S. dollar. At least 90% of assets must be invested in securities that, at the time of purchase, are rated investment-grade (BBB/Baa or better) or are the unrated equivalent, including at least 75% A or better. No more than 10% of assets may be invested in securities rated B or BB.

Principal Risks

The fund's share price and total return will vary in response to changes in interest rates. How well the fund's performance compares to that of similar duration fixed income funds will depend on the success of the investment process, which is described on page 15.

Although any rise in interest rates is likely to cause a fall in the price of bonds, the fund's comparatively short duration is designed to help keep its share price within a relatively narrow range. Because it seeks to minimize risk, the fund will generally offer less income, and during periods of declining interest rates, may offer lower total returns than bond funds with longer durations. Because of the sensitivity of the fund's mortgage related securities to changes in interest rates, the performance and duration of the fund may be more volatile than if it did not hold these securities. The fund uses futures contracts and other derivatives to help manage duration, yield curve exposure, and credit and spread volatility. To the extent that the fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have a less secure financial position. To the extent the fund invests in foreign securities, it could lose money because of foreign government actions, political instability, currency fluctuation or lack of adequate and accurate information. The fund may engage in active and frequent trading, leading to increased portfolio turnover and the possibility of increased capital gains. See page 18 for further discussion on the tax treatment of capital gains.

An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

PORTFOLIO MANAGEMENT


The  fund's  assets  are  managed  by  J.P.  Morgan,   which  currently  manages
approximately $349 billion, including more than $53 billion using similar strategies as the fund.

The portfolio management team is led by Connie J. Plaehn, managing director, who has been on the team since the fund's inception and has been at J.P. Morgan since 1984, and William G. Tennille, vice president, who joined the team in January 1994 and has been at J.P. Morgan since 1992.


--------------------------------------------------------------------------------
Before you invest

Investors considering the fund should understand that:

o     There is no assurance that the fund will meet its investment goal.

o     The fund does not represent a complete investment program.


2 | J.P. MORGAN INSTITUTIONAL SHORT TERM BOND FUND

--------------------------------------------------------------------------------
PERFORMANCE (unaudited)

The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan Institutional Short Term Bond Fund.


The bar chart indicates some of the risks by showing changes in the performance of the fund's shares from year to year for each of the last 6 calendar years.


The table indicates some of the risks by showing how the fund's average annual returns for the past one year, five years and life of the fund compare to those of the Merrill Lynch 1-3 Year Treasury Index. This is a widely recognized, unmanaged index of U.S. Treasury notes and bonds with maturities of 1-3 years used as a measure of overall short-term bond market performance.

The fund's past performance does not necessarily indicate how the fund will perform in the future.


Year-by-year total return (%)    Shows changes in returns by calendar year (1,2)
--------------------------------------------------------------------------------
                               1994     1995     1996     1997     1998    1999


20%



                                       10.80
10%


                                                                    7.04
                                                           6.40
                                                  5.10


                                                                            3.21

                                0.36
0%
--------------------------------------------------------------------------------


[_] J.P. Morgan Institutional Short Term Bond Fund


For the period covered by this year-by-year total return chart, the fund's highest quarterly return was 3.36% (for the quarter ended 6/30/95); and the lowest quarterly return was -0.47% (for the quarter ended 3/31/94).



Average annual total return                            Shows performance over time, for periods ended December 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           Past 1 yr.   Past 5 yrs.  Life of fund(1)
J.P. Morgan Institutional Short Term Bond Fund (after expenses)                               3.21         6.48          5.30
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch 1-3 Year Treasury Index (no expenses)                                           3.06         6.51          5.42
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
INVESTOR EXPENSES

The expenses of the fund before and after reimbursement are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.


Annual fund operating expenses(3) %
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
Management fees                                                             0.25
Marketing (12b-1) fees                                                      none
Other expenses                                                              0.26
--------------------------------------------------------------------------------
Total operating expenses                                                    0.51

Fee waiver and expense
reimbursement(4)                                                            0.21
--------------------------------------------------------------------------------
Net expenses(4)                                                             0.30

Expense example (4)
--------------------------------------------------------------------------------
The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, net expenses for the period 3/1/00 through 2/28/01 and total operating expenses thereafter, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                    1 yr.      3 yrs.      5 yrs.      10 yrs.
Your cost($)         31         142         264         620
--------------------------------------------------------------------------------


(1) The fund commenced operations on 9/13/93. For the period 7/31/93 through 9/30/93, life of fund returns reflect performance of the Pierpont Short Term Bond Fund.

(2) The fund's fiscal year end is 10/31.


(3) The fund has a master/feeder structure as described on page 19. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year, expressed as a percentage of average net assets.

(4) Reflects an agreement dated 7/30/99 by Morgan Guaranty Trust Company of New York, an affiliate of J.P. Morgan, to reimburse the fund to the extent expenses (excluding extraordinary expenses) exceed 0.30% of the fund's average daily net assets through 2/28/01. Actual net expenses for the fiscal year ended 10/31/99 were 0.29% of the fund's average daily net assets.



                              J.P. MORGAN INSTITUTIONAL SHORT TERM BOND FUND | 3

J.P. MORGAN INSTITUTIONAL BOND FUND                         TICKER SYMBOL: JMIBX
--------------------------------------------------------------------------------
                                     REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
                                     (J.P. MORGAN INSTITUTIONAL BOND FUND)

[GRAPHIC OMITTED]
RISK/RETURN SUMMARY

For a more detailed discussion of the fund's investments and their main risks, as well as fund strategies, please see pages 20-23.

[GRAPHIC OMITTED]
GOAL

The fund's goal is to provide high total return consistent with moderate risk of capital and maintenance of liquidity. This goal can be changed without shareholder approval.

[GRAPHIC OMITTED]
INVESTMENT APPROACH
Principal Strategies

The fund invests primarily in fixed income securities, including U.S. government and agency securities, corporate bonds, private placements, asset-backed and mortgage-backed securities, that it believes have the potential to provide a high total return over time. These securities may be of any maturity, but under normal market conditions the management team will keep the fund's duration within one year of that of the Salomon Smith Barney Broad Investment Grade Bond Index (currently about five years). For a description of duration, please see fixed income investment process on page 15.

Up to 25% of assets may be invested in foreign securities, including 20% in debt securities denominated in foreign currencies of developed countries. The fund typically hedges its non-dollar investments back to the U.S. dollar. At least 75% of assets must be invested in securities that, at the time of purchase, are rated investment-grade (BBB/Baa or better) or are the unrated equivalent, including at least 65% A or better. No more than 25% of assets may be invested in securities rated B or BB.

Principal Risks

The fund's share price and total return will vary in response to changes in interest rates. How well the fund's performance compares to that of similar fixed income funds will depend on the success of the investment process, which is described on page 15.



To the extent that the fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have a less secure financial position. The fund may use futures contracts and other derivatives to help manage duration, yield curve exposure, and credit and spread volatility. To the extent the fund invests in foreign securities, it could lose money because of foreign government actions, political instability, currency fluctuation or lack of adequate and accurate information. The fund's mortgage-backed investments involve risk of losses due to prepayments that occur earlier or later than expected, like any bond, due to default. The fund may engage in active and frequent trading, leading to increased portfolio turnover and the possibility of increased capital gains. See page 18 for further discussion on the tax treatment of capital gains.



An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

PORTFOLIO MANAGEMENT


The  fund's  assets  are  managed  by  J.P.  Morgan,   which  currently  manages
approximately $349 billion, including more than $29 billion using similar strategies as the fund.


The portfolio management team is led by William G. Tennille, vice president, who has been at J.P. Morgan since 1992, Connie J. Plaehn, managing director, who has been at J.P. Morgan since 1984, and John Snyder, vice president, who has been at J.P. Morgan since 1993. Mr. Tennille and Ms. Plaehn have been on the team since January 1994. Mr. Snyder has been a fixed income portfolio manager since joining J.P. Morgan.

--------------------------------------------------------------------------------
Before you invest

Investors considering the fund should understand that:

o     There is no assurance that the fund will meet its investment goal.

o     The fund does not represent a complete investment program.


4 | J.P. MORGAN INSTITUTIONAL BOND FUND

--------------------------------------------------------------------------------
PERFORMANCE (unaudited)

The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan Institutional Bond Fund.

The bar chart indicates some of the risks by showing changes in the performance of the fund's shares from year to year for each of the last 10 calendar years.

The table indicates some of the risks by showing how the fund's average annual returns for the past one, five and ten years compare to those of the Salomon Smith Barney Broad Investment Grade Bond Index. This is a widely recognized, unmanaged index of U.S. Treasury and agency securities and investment-grade mortgage and corporate bonds used as a measure of overall bond market performance.

The fund's past performance does not necessarily indicate how the fund will perform in the future.


Year-by-year total return (%)    Shows changes in returns by calendar year (1,2)
--------------------------------------------------------------------------------
            1990   1991   1992   1993   1994   1995   1996   1997   1998   1999



20%

                                               18.42



                  13.45


           10.09
10%
                                 9.98                       9.29

                                                                   7.54
                         6.53


                                                      3.30


0%
--------------------------------------------------------------------------------
                                                                          (0.55)

                                       (2.68)



(10%)

[ ] J.P. Morgan Institutional Bond Fund


For the period covered by this year-by-year total return chart, the fund's highest quarterly return was 6.30% (for the quarter ended 6/30/95); and the lowest quarterly return was -2.38% (for the quarter ended 3/31/94).



Average annual total return (%)                               Shows performance over time, for periods ended December 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           Past 1 yr.   Past 5 yrs.  Past 10 yrs.(1)
J.P. Morgan Institutional Bond Fund (after expenses)                                         (0.55)        7.41          7.37
------------------------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney Investment Grade Bond Index (no expenses)                               (0.83)        7.74          7.05
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
INVESTOR EXPENSES

The expenses of the fund before and after reimbursement are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.


Annual fund operating expenses(3) (%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
Management fees                                                            0.30
Marketing (12b-1) fees                                                     none
Other expenses                                                             0.21
--------------------------------------------------------------------------------
Total operating expenses                                                   0.51


Fee waiver and expense
reimbursement(4)                                                           0.01
--------------------------------------------------------------------------------
Net expenses(4)                                                            0.50
--------------------------------------------------------------------------------

Expense example(4)
--------------------------------------------------------------------------------

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, net expenses for the period 7/30/99 through 2/28/01 and total operating expenses thereafter, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                            1 yr.     3 yrs.    5 yrs.     10 yrs.
Your cost($)                 51        163       284         640
--------------------------------------------------------------------------------

(1) The fund commenced operations on 7/26/93. Returns for the period 1/1/90 through 7/31/93 reflect performance of The Pierpont Bond Fund, the fund's predecessor, which commenced operations on 3/11/88.


(2) The fund's fiscal year end is 10/31.

(3) The fund has a master/feeder structure as described on page 19. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year, expressed as a percentage of average net assets.

(4) Reflects an agreement dated 7/30/99 by Morgan Guaranty Trust Company of New York, an affiliate of J.P. Morgan, to reimburse the fund to the extent expenses (excluding extraordinary expenses) exceed 0.50% of the fund's average daily net assets through 2/28/01.


                                         J.P. MORGAN INSTITUTIONAL BOND FUND | 5

J.P. MORGAN INSTITUTIONAL
GLOBAL STRATEGIC INCOME FUND                               TICKER SYMBOL:  JPIGX
--------------------------------------------------------------------------------
                        REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
                        (J.P. MORGAN INSTITUTIONAL GLOBAL STRATEGIC INCOME FUND)

[GRAPHIC OMITTED]
RISK/RETURN SUMMARY

For a more detailed discussion of the fund's investments and their main risks, as well as fund strategies, please see pages 20-23.

[GRAPHIC OMITTED]
GOAL

The fund's goal is to provide high total return from a portfolio of fixed income securities of foreign and domestic issuers. This goal can be changed without shareholder approval.

[GRAPHIC OMITTED]
INVESTMENT APPROACH
Principal Strategies

The fund invests in a wide range of debt securities from the U.S. and other markets, both developed and emerging. Issuers may include governments, corporations, financial institutions, and supranational organizations (such as the World Bank), that the fund believes have the potential to provide a high total return over time. The fund may invest directly in mortgages and in mortgage-backed securities. The fund's securities may be of any maturity, but under normal market conditions its duration will generally be similar to that of the Lehman Brothers Aggregate Bond Index (currently about four and a half years). For a description of duration, please see fixed income investment process on page 15. At least 40% of assets must be invested in securities that, at the time of purchase, are rated investment-grade (BBB/Baa or better) or are the unrated equivalent. The balance of assets must be invested in securities rated B or higher at the time of purchase (or the unrated equivalent), except that the fund's emerging market component has no minimum quality rating and may invest without limit in securities that are in the lowest rating categories (or are the unrated equivalent).

The management team uses the process described on page 15, and also makes country allocations, based primarily on macro-economic factors. The team uses the model allocation shown at right as a basis for its sector allocation, although the actual allocations are adjusted periodically within the indicated ranges. Within each sector, a dedicated team handles securities selection. The fund typically hedges its non-dollar investments in developed countries back to the U.S. dollar.

Principal Risks

The fund's share price and total return vary in response to changes in global bond markets, interest rates, and currency exchange rates. How well the fund's performance compares to that of similar fixed income funds will depend on the success of the investment process. Because of credit and foreign and emerging markets investment risks, the fund's performance is likely to be more volatile than that of most fixed income funds. Foreign and emerging market investment risks include foreign government actions, political instability, currency fluctuations and lack of adequate and accurate information. To the extent that the fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have a less secure financial position. The fund's mortgage-backed investments involve the risk of losses due to default or to prepayments that occur earlier or later than expected. Some investments, including directly owned mortgages, may be illiquid. The fund has the potential for long-term total returns that exceed those of more traditional bond funds, but investors should also be prepared for risks that exceed those of more traditional bond funds. The fund may engage in active and frequent trading, leading to increased portfolio turnover and the possibility of increased capital gains. See page 18 for further discussion on the tax treatment of capital gains.

An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

Model Sector Allocation

    [THE FOLLOWING WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIALS]

9% international non-dollar
(range 0-25%)

35% public/private mortgages
(range 20-45%)

13% public/private corporates
(range 5-25%)

16% emerging markets
(range 0-25%)

27% high yield corporates
(range 17-37%)

PORTFOLIO MANAGEMENT


The  fund's  assets  are  managed  by  J.P.  Morgan,   which  currently  manages
approximately $349 billion, including more than $3 billion using similar strategies as the fund.


The portfolio management team is led by Mark E. Smith, managing director, who joined J.P. Morgan in 1994 from Allied Signal, Inc. where he managed fixed income portfolios and oversaw asset allocation activities. He has been on the team since the fund's inception.

--------------------------------------------------------------------------------
Before you invest

Investors considering the fund should understand that:

o     There is no assurance that the fund will meet its investment goal.

o     The fund does not represent a complete investment program.


6 | J.P. MORGAN INSTITUTIONAL GLOBAL STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
PERFORMANCE (unaudited)

The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan Institutional Global Strategic Income Fund.

The bar chart indicates some of the risks by showing the performance of the fund's shares from year to year for each of the last 2 calendar years.

The table indicates some of the risks by showing how the fund's average annual returns for the past one year and life of the fund compare to those of the Lehman Brothers Aggregate Bond Index. This is a widely recognized, unmanaged index used as a measure of overall bond market performance.

The fund's past performance does not necessarily indicate how the fund will perform in the future.



Total return (%)                Shows changes in returns by calendar year (1,2)
--------------------------------------------------------------------------------
                                                           1998        1999


10%



5%

                                                           2.59        2.51

0%
--------------------------------------------------------------------------------


[_] J.P. Morgan Institutional Global Strategic Income Fund


For the period covered by this total return chart, the fund's highest quarterly return was 3.13% (for the quarter ended 3/31/98); and the lowest quarterly return was -1.45% (for the quarter ended 9/30/98).



Average annual total return                                 Shows performance over time, for periods ended December 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Past 1 yr.   Life of fund(1)
J.P. Morgan Institutional Global Strategic Income Fund (after expenses)                                   2.51           5.35
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index (no expenses)                                                       (0.83)          6.49
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
INVESTOR EXPENSES

The expenses of the fund before and after reimbursement are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.


Annual fund operating expenses(3) (%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
Management fees                                                            0.45
Marketing (12b-1) fees                                                     none
Other expenses                                                             0.33
--------------------------------------------------------------------------------
Total operating expenses                                                   0.78


Fee waiver and expense
reimbursement(4)                                                           0.13
--------------------------------------------------------------------------------
Net expenses(4)                                                            0.65

Expense example(4)
--------------------------------------------------------------------------------
The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, net expenses for the period 7/30/99 through 2/28/01 and total operating expenses thereafter, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                                   1 yr.        3 yrs.      5 yrs.     10 yrs.
Your cost($)                        66           236         420         954
--------------------------------------------------------------------------------


(1) The fund commenced operations on 3/14/97 and performance is calculated as of 3/31/97.

(2) The fund's fiscal year is 10/31.


(3) The fund has a master/feeder structure as described on page 19. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year, expressed as a percentage of average net assets.


(4) Reflects an agreement dated 7/30/99 by Morgan Guaranty Trust Company of New York, an affiliate of J.P. Morgan, to reimburse the fund to the extent expenses (excluding extraordinary expenses) exceed 0.65% of the fund's average daily net assets through 2/28/01.


                      J.P. MORGAN INSTITUTIONAL GLOBAL STRATEGIC INCOME FUND | 7

J.P. MORGAN INSTITUTIONAL
TAX EXEMPT BOND FUND                                       TICKER SYMBOL:  JITBX
--------------------------------------------------------------------------------
                                REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
                                (J.P. MORGAN INSTITUTIONAL TAX EXEMPT BOND FUND)

[GRAPHIC OMITTED]
RISK/RETURN SUMMARY

For a more detailed discussion of the fund's investments and their main risks, as well as fund strategies, please see pages 20-23.

[GRAPHIC OMITTED]
GOAL

The fund's goal is to provide a high level of current income that is exempt from federal income tax consistent with moderate risk of capital. This goal can be changed without shareholder approval.

[GRAPHIC OMITTED]
INVESTMENT APPROACH
Principal Strategies

The fund invests primarily in high quality municipal securities that it believes have the potential to provide current income that is free from federal personal income tax. While the fund's goal is high tax-exempt income, the fund may invest to a limited extent in taxable securities, including U.S. government, government agency, corporate, or taxable municipal securities. The fund's securities may be of any maturity, but under normal market conditions the fund's duration will generally range between four and seven years, similar to that of the Lehman Brothers 1-16 Year Municipal Bond Index (currently 5.4 years). For a description of duration, please see fixed income investment process on page 15. At least 90% of assets must be invested in securities that, at the time of purchase, are rated investment-grade (BBB/Baa or better) or are the unrated equivalent. No more than 10% of assets may be invested in securities rated B or BB.

Principal Risks

The fund's share price and total return will vary in response to changes in interest rates. How well the fund's performance compares to that of similar tax-exempt funds will depend on the success of the investment process, which is described on page 15.

Investors should be prepared for higher share price volatility than from a tax exempt fund of shorter duration. The fund's performance could also be affected by market reaction to proposed tax legislation. To the extent that the fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have a less secure financial position.

An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

PORTFOLIO MANAGEMENT


The  fund's  assets  are  managed  by  J.P.  Morgan,   which  currently  manages
Approximately $349 billion, including more than $1.3 billion using similar strategies as the fund.


The portfolio management team is led by Robert W. Meiselas, vice president, who joined the team in May 1997 and has been at J.P. Morgan since 1987, and Benjamin Thompson, vice president, who joined the team in June of 1999. Prior to joining J.P. Morgan, Mr. Thompson was a senior fixed income portfolio manager at Goldman Sachs.

--------------------------------------------------------------------------------
Before you invest

Investors considering the fund should understand that:

o     There is no assurance that the fund will meet its investment goal.

o     The fund does not represent a complete investment program.


8 | J.P. MORGAN INSTITUTIONAL TAX EXEMPT BOND FUND

--------------------------------------------------------------------------------
PERFORMANCE (unaudited)

The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan Institutional Tax Exempt Bond Fund.

The bar chart indicates some of the risks by showing changes in the performance of the fund's shares from year to year for each of the fund's last 10 calendar years.


The table indicates some of the risks by showing how the fund's average annual returns for the past one, five and ten years compare to those of the Lehman Brothers 1-16 Year Municipal Bond Index, the fund's current benchmark. Since this index has not been in existence during all of the past ten years, the table also shows the performance of the Lehman Quality Intermediate Municipal Bond Index, the fund's previous benchmark. Both are unmanaged indices that measure municipal bond market performance.


The fund's past performance does not necessarily indicate how the fund will perform in the future.


Year-by-year total return (%)    Shows changes in returns by calendar year (1,2)
--------------------------------------------------------------------------------
            1990   1991   1992   1993   1994   1995   1996   1997   1998   1999


20%


                                              13.50
                  10.92
10%
                                 9.58

                         7.47                               7.58
            6.87                                                    5.65


                                                      3.71
0%
--------------------------------------------------------------------------------
                                                                          (0.75)

                                       (2.53)



(10%)


[_] J.P. Morgan Institutional Tax Exempt Bond Fund


For the period covered by this year-by-year total return chart, the fund's highest quarterly return was 5.16% (for the quarter ended 3/31/95); and the lowest quarterly return was 3.05% (for the quarter ended 3/31/94).




Average annual total return (%)                         Shows performance over time, for periods ended December 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          Past 1 yr.   Past 5 yrs.   Past 10 yrs.(1)
J.P. Morgan Institutional Tax Exempt Bond Fund (after expenses)                             (0.75)        5.83           6.09
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers 1-16 Year Municipal Bond Index (no expenses)                                (0.06)        6.32           6.63
------------------------------------------------------------------------------------------------------------------------------------
Lehman Quality Intermediate Municipal Bond Index (no expenses)                               0.30         6.25           7.79
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
INVESTOR EXPENSES

The expenses of the fund before and after reimbursement are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.

Annual fund operating expenses(3) (%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
Management fees                                                           0.30
Marketing (12b-1) fees                                                    none
Other expenses                                                            0.23
--------------------------------------------------------------------------------
Total operating expenses                                                  0.53

Fee waiver and expense
reimbursement(4)                                                          0.03
--------------------------------------------------------------------------------
Net expenses(4)                                                           0.50
--------------------------------------------------------------------------------


Expense example (4)
--------------------------------------------------------------------------------
The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, net expenses for the period 8/1/99 through 11/28/00 and total operating expenses thereafter, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.


--------------------------------------------------------------------------------
                        1 yr.       3 yrs.        5 yrs.       10 yrs.
Your cost($)             51          167           293           662
--------------------------------------------------------------------------------


(1) The fund commenced operations on 7/12/93. For the period 1/1/90 through 7/31/93 returns reflect performance of The Pierpont Tax Exempt Bond Fund, the predecessor of the fund, which commenced operations on 10/3/84.

(2) The fund's fiscal year end is 7/31. Prior to 1999, the fiscal year end was 8/31.

(3) The fund has a master/feeder structure as described on page 19. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year, expressed as a percentage of average net assets.


(4) Reflects an agreement dated 7/30/99 by Morgan Guaranty Trust Company of New York, an affiliate of J.P. Morgan, to reimburse the fund to the extent expenses (excluding extraordinary expenses) exceed 0.50% of the fund's average daily net assets through 11/28/00.


                              J.P. MORGAN INSTITUTIONAL TAX EXEMPT BOND FUND | 9

J.P. MORGAN INSTITUTIONAL NEW YORK
TAX EXEMPT BOND FUND                                       TICKER SYMBOL:  JPNTX
--------------------------------------------------------------------------------
                       REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
                       (J.P. MORGAN INSTITUTIONAL NEW YORK TAX EXEMPT BOND FUND)

[GRAPHIC OMITTED]
RISK/RETURN SUMMARY

For a more detailed discussion of the fund's investments and their main risks, as well as fund strategies, please see pages 20-23.

[GRAPHIC OMITTED]
GOAL

The fund's goal is to provide a high level of tax exempt income for New York residents consistent with moderate risk of capital. This goal can be changed without shareholder approval.

[GRAPHIC OMITTED]
INVESTMENT APPROACH
Principal Strategies

The fund invests primarily in New York municipal securities that it believes have the potential to provide high current income which is free from federal, state, and New York City personal income taxes for New York residents. The fund may also invest to a limited extent in securities of other states or territories. To the extent that the fund invests in municipal securities of other states, the income from such securities would be free from federal personal income taxes for New York residents but would be subject to New York State and New York City personal income taxes. For non-New York residents, the income from New York municipal securities is free from federal personal income taxes only. The fund may also invest in taxable securities. The fund's securities may be of any maturity, but under normal market conditions the fund's duration will generally range between three and seven years, similar to that of the Lehman Brothers 1-16 Year Municipal Bond Index (currently 5.4 years). For a description of duration, please see fixed income investment process on page 15. At least 90% of assets must be invested in securities that, at the time of purchase, are rated investment-grade (BBB/Baa or better) or are the unrated equivalent. No more than 10% of assets may be invested in securities rated B or BB.

Principal Risks

The fund's share price and total return will vary in response to changes in interest rates. How well the fund's performance compares to that of similar fixed income funds will depend on the success of the investment process, which is described on page 15. Because most of the fund's investments will typically be from issuers in the State of New York, its performance will be affected by the fiscal and economic health of that state and its municipalities. The fund is non-diversified and may invest more than 5% of assets in a single issuer, which could further concentrate its risks. To the extent that the fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have a less secure financial condition.

An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

PORTFOLIO MANAGEMENT


The  fund's  assets  are  managed  by  J.P.  Morgan,   which  currently  manages
approximately $349 billion, including more than $1.3 billion using similar strategies as the fund.


The portfolio management team is led by Robert W. Meiselas, vice president, who joined the team in June of 1997 and has been at J.P. Morgan since 1987, and Benjamin Thompson, vice president, who joined the team in June of 1999. Prior to joining J.P. Morgan, Mr. Thompson was a senior fixed income portfolio manager at Goldman Sachs.

--------------------------------------------------------------------------------
Before you invest

Investors considering the fund should understand that:

o     There is no assurance that the fund will meet its investment goal.

o     The fund does not represent a complete investment program.


10 | J.P. MORGAN INSTITUTIONAL NEW YORK TAX EXEMPT BOND FUND

--------------------------------------------------------------------------------
PERFORMANCE (unaudited)

The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan Institutional New York Tax Exempt Bond Fund.


The bar chart indicates some of the risks by showing changes in the performance of the fund's shares from year to year for each of the last 5 calendar years.


The table indicates some of the risks by showing how the fund's average annual returns for the past year and the life of the fund compare to those of the Lehman Brothers 1-16 Year Municipal Bond Index. This is a widely recognized, unmanaged index of general obligation and revenue bonds with maturities of 1-16 years used as a measure of overall tax-exempt bond market performance.

The fund's past performance does not necessarily indicate how the fund will perform in the future.


Year-by-year total return (%)    Shows changes in returns by calendar year (1,2)
--------------------------------------------------------------------------------
                                      1995     1996     1997     1998    1999



20%


                                     13.28
10%

                                                        7.68
                                                                 5.61
                                               4.21

0%
--------------------------------------------------------------------------------
                                                                         (0.73)


(10%)


[_] J.P. Morgan Institutional New York Tax Exempt Bond Fund


For the period covered by this year-by-year total return chart, the fund's highest quarterly return was 4.86% (for the quarter ended 3/31/95) and the lowest quarterly return was -1.78%(for the quarter ended 6/30/99).



Average annual total return (%)                      Shows performance over time, for periods ended December 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Past 1 yr.    Life of fund(1)
J.P. Morgan Institutional New York Tax Exempt Bond Fund (after expenses)                                (0.73)           5.30
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers 1-16 Year Municipal Bond Index (no expenses)                                            (0.06)           5.95
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
INVESTOR EXPENSES

The expenses of the fund before and after reimbursement are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.

Annual fund operating expenses(3) (%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
Management fees                                                           0.30
Marketing (12b-1) fees                                                    none
Other expenses                                                            0.29
--------------------------------------------------------------------------------
Total operating expenses                                                  0.59

Fee waiver and expense
reimbursement(4)                                                          0.09
--------------------------------------------------------------------------------
Net expenses(4)                                                           0.50
--------------------------------------------------------------------------------

Expense example
--------------------------------------------------------------------------------
The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, net expenses for the period 8/1/99 through 11/28/00 and total operating expenses thereafter, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                                   1 yr.    3 yrs.   5 yrs.   10 yrs.
Your cost($)                        51       180      320       729
--------------------------------------------------------------------------------

(1) The fund commenced operations on 4/11/94, and returns reflect performance of the fund from 4/30/94.


(2) The fund's fiscal year end is 7/31. Prior to 1999 the fiscal year end was 3/31.

(3) The fund has a master/feeder structure as described on page 19. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year expressed as a percentage of average net assets.


(4) Reflects an agreement dated 7/30/99 by Morgan Guaranty Trust Company of New York, an affiliate of J.P. Morgan, to reimburse the fund to the extent expenses (excluding extraordinary expenses) exceed 0.50% of the fund's average daily net assets through 11/28/00.


                    J.P. MORGAN INSTITUTIONAL NEW YORK TAX EXEMPT BOND FUND | 11

J.P. MORGAN INSTITUTIONAL
CALIFORNIA BOND FUND                                        TICKER SYMBOL: JPICX
--------------------------------------------------------------------------------
                        REGISTRANT: J.P. MORGAN SERIES TRUST
                        (J.P. MORGAN CALIFORNIA BOND FUND: INSTITUTIONAL SHARES)

[GRAPHIC OMITTED]
RISK/RETURN SUMMARY

For a more detailed discussion of the fund's investments and their main risks, as well as fund strategies, please see pages 20-23.

[GRAPHIC OMITTED]
GOAL

The fund's goal is to provide high after-tax total return for California residents consistent with moderate risk of capital. This goal can be changed without shareholder approval.

[GRAPHIC OMITTED]
INVESTMENT APPROACH
Principal Strategies

The fund invests primarily in California municipal securities that it believes have the potential to provide high current income which is free from federal and state personal income taxes for California residents. Because the fund's goal is high after-tax total return rather than high tax-exempt income, the fund may invest to a limited extent in securities of other states or territories. To the extent that the fund invests in municipal securities of other states, the income from such securities would be free from federal personal income taxes for California residents but would be subject to California state personal income taxes. For non-California residents, the income from California municipal securities is free from federal personal income taxes only. The fund may also invest in taxable securities. The fund's securities may be of any maturity, but under normal market conditions the fund's duration will generally range between three and ten years, similar to that of the Lehman Brothers 1-16 Year Municipal Bond Index (currently 5.4 years). For a description of duration, please see fixed income investment process on page 15. At least 90% of assets must be invested in securities that, at the time of purchase, are rated investment-grade (BBB/Baa or better) or are the unrated equivalent. No more than 10% of assets may be invested in securities rated B or BB.

Principal Risks

The fund's share price and total return will vary in response to changes in interest rates. How well the fund's performance compares to that of similar fixed income funds will depend on the success of the investment process, which is described on page 15. Because most of the fund's investments will typically be from issuers in the State of California, its performance will be affected by the fiscal and economic health of that state and its municipalities. The fund is non-diversified and may invest more than 5% of assets in a single issuer, which could further concentrate its risks. To the extent that the fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, because these bonds are more sensitive to economic news and their issuers have a less secure financial condition.

An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

PORTFOLIO MANAGEMENT


The  fund's  assets  are  managed  by  J.P.  Morgan,   which  currently  manages
approximately $349 billion, including more than $1.3 billion using similar strategies as the fund.


The portfolio management team is led by Robert W. Meiselas, vice president, who joined the team in June of 1997 and has been at J.P. Morgan since 1987, and Benjamin Thompson, vice president, who joined the team in June of 1999. Prior to joining J.P. Morgan, Mr. Thompson was a senior fixed income portfolio manager at Goldman Sachs.

--------------------------------------------------------------------------------
Before you invest

Investors considering the fund should understand that:

o     There is no assurance that the fund will meet its investment goal.

o     The fund does not represent a complete investment program.


12 | J.P. MORGAN INSTITUTIONAL CALIFORNIA BOND FUND

--------------------------------------------------------------------------------
PERFORMANCE (unaudited)

The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan Institutional California Bond Fund.


The bar chart indicates some of the risks by showing changes in the performance of the fund's shares from year to year for each of the last 3 calendar years.


The table indicates some of the risks by showing how the fund's average annual returns for the past year and life of fund compare to those of the Lehman Brothers 1-16 Year Municipal Bond Index. This is a widely recognized, unmanaged index of general obligation and revenue bonds with maturities of 1-16 years used as a measure of overall tax-exempt bond market performance.

The fund's past performance does not necessarily indicate how the fund will perform in the future.


Year-by-year total return (%)    Shows changes in returns by calendar year (1,2)
--------------------------------------------------------------------------------
                                                    1997       1998       1999


10%

                                                    7.72

                                                               5.60
5%



0%
--------------------------------------------------------------------------------
                                                                          (0.61)


(5%)


[ ] J.P. Morgan California Bond Fund: Institutional Shares


For the period covered by this year-by-year total return chart, the fund's highest quarterly return was 3.44%(for the quarter ended 9/30/98) and the lowest quarterly return was -2.03% (for the quarter ended 6/30/99).



Average annual total return %                                  Shows performance over time, for periods ended December 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Past 1 yr.   Life of fund(1)
J.P. Morgan California Bond Fund:Institutional Shares (after expenses)                                    (0.61)          4.18
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers 1-16 Year Municipal Bond Index (no expenses)                                              (0.06)          4.66
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
INVESTOR EXPENSES

The expenses of the fund before reimbursement are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.


Annual fund operating expenses(3) %
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
Management fees                                                          0.30
Marketing (12b-1) fees                                                   none
Other expenses4                                                          0.42
--------------------------------------------------------------------------------
Total annual fund
operating expenses                                                      40.72
--------------------------------------------------------------------------------

Expense example
--------------------------------------------------------------------------------
The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, total operating expenses (before reimbursement) unchanged, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                             1 yr.     3 yrs.     5 yrs.      10 yrs.
Your cost($)                  74        230        401          894
--------------------------------------------------------------------------------

(1) The fund commenced operations on 12/23/96, and returns reflect performance of the fund from 12/31/96.

(2) The fund's fiscal year end is 4/30.


(3) This table shows the fund's expenses for the past fiscal year, expressed as a percentage of average net assets.


(4) After reimbursement, other expenses and total operating expenses are 0.20%and 0.50%, respectively. This reimbursement arrangement can be changed or terminated at any time at the option of J.P. Morgan.


                             J.P. MORGAN INSTITUTIONAL CALIFORNIA BOND FUND | 13

FIXED INCOME MANAGEMENT APPROACH
--------------------------------------------------------------------------------

J.P. MORGAN


Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals. Today, J.P. Morgan employs over 380 analysts and portfolio managers around the world and approximately $349 billion in assets under management, including assets managed by the funds' advisor, J.P. Morgan Investment Management Inc.


J.P. MORGAN INSTITUTIONAL FIXED INCOME FUNDS

These funds invest primarily in bonds and other fixed income securities, either directly or through a master portfolio (another fund with the same goal). The funds seek high total return or high current income.

While each fund follows its own strategy, the funds as a group share a single investment philosophy. This philosophy, developed by the funds' advisor, emphasizes the potential for consistently enhancing performance while managing risk.

THE SPECTRUM OF FIXED INCOME FUNDS

The funds described in this prospectus pursue different goals and offer varying degrees of risk and potential reward. The table below shows degrees of the relative risk and return that these funds potentially offer. These and other distinguishing features of each fixed income fund were described on the preceding pages. Differences among these funds include:

o the types of securities they hold

o the tax status of the income they offer

o the relative emphasis on current income versus total return


--------------------------------------------------------------------------------
Potential risk and return
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.

* Based on tax-equivalent returns for an investor in the highest income tax bracket.

--------------------------------------------------------------------------------
Who May Want to Invest

The funds are designed for investors who:

o     want to add an income investment to further diversify a portfolio

o want an investment whose risk/return potential is higher than that of money market funds but generally less than that of stock funds

o     want an investment that pays monthly dividends

o with regard to the Tax Exempt Bond Fund, are seeking income that is exempt from federal personal income tax

o with regard to the state-specific funds, are seeking income that is exempt from federal, state, and local (if applicable) personal income taxes in New York or California

The funds are not designed for investors who:

o     are investing for aggressive long-term growth

o     require stability of principal

o with regard to the Global Strategic Income Fund, are not prepared to accept a higher degree of risk than most traditional bond funds

o with regard to the federal or state tax-exempt funds, are investing through a tax-deferred account such as an IRA


14 | FIXED INCOME MANAGEMENT APPROACH

--------------------------------------------------------------------------------

FIXED INCOME INVESTMENT PROCESS

J.P. Morgan seeks to generate an information advantage through the depth of its global fixed-income research and the sophistication of its analytical systems. Using a team-oriented approach, J.P. Morgan seeks to gain insights in a broad range of distinct areas and takes positions in many different areas, helping the funds to limit exposure to concentrated sources of risk.

In managing the funds described in this prospectus, J.P. Morgan employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities, and duration management.

[GRAPHIC OMITTED]
The funds invest across a range of
     different types of securities

Sector allocation The sector allocation team meets monthly, analyzing the fundamentals of a broad range of sectors in which a fund may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.

[GRAPHIC OMITTED]

Each fund makes its portfolio decisions
as described earlier in this prospectus

Security selection Relying on the insights of different specialists, including credit analysts, quantitative researchers, and dedicated fixed income traders, the portfolio managers make buy and sell decisions according to each fund's goal and strategy.

[GRAPHIC OMITTED]
J.P. Morgan uses a disciplined process
    to control each fund's sensitivity
                     to interest rates

Duration management Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish each fund's target duration, a common measurement of a security's sensitivity to interest rate movements. For securities owned by a fund, duration measures the average time needed to receive the present value of all principal and interest payments by analyzing cash flows and interest rate movements. A fund's duration is generally shorter than a fund's average maturity because the maturity of a security only measures the time until final payment is due. Each fund's target duration typically remains relatively close to the duration of the market as a whole, as represented by the fund's benchmark. The strategists closely monitor the funds and make tactical adjustments as necessary.


                                           FIXED INCOME MANAGEMENT APPROACH | 15

YOUR INVESTMENT
--------------------------------------------------------------------------------

For your convenience, the J.P. Morgan Institutional Funds offer several ways to start and add to fund investments.

INVESTING THROUGH A FINANCIAL PROFESSIONAL

If you work with a financial professional, either at J.P. Morgan or elsewhere, he or she is prepared to handle your planning and transaction needs. Your financial professional will be able to assist you in establishing your fund account, executing transactions, and monitoring your investment. If your fund investment is not held in the name of your financial professional and you prefer to place a transaction order yourself, please use the instructions for investing directly.

INVESTING THROUGH AN EMPLOYER-SPONSORED RETIREMENT PLAN

Your fund investments are handled through your plan. Refer to your plan materials or contact your benefits office for information on buying, selling, or exchanging fund shares.

INVESTING THROUGH AN IRA OR ROLLOVER IRA

Please contact a J.P. Morgan Retirement Services Specialist at 1-888-576-4472 for information on J.P. Morgan's comprehensive IRA services, including lower minimum investments.

INVESTING DIRECTLY

Investors may establish accounts without the help of an intermediary by using the instructions below and at right:

o Choose a fund (or funds) and determine the amount you are investing. The minimum amount for initial investments is $5,000,000 for the Short Term Bond, Bond, Tax Exempt Bond, New York Tax Exempt Bond and California Bond funds and $1,000,000 for the Global Strategic Income Fund and for additional investments $25,000, although these minimums may be less for some investors. For more information on minimum investments, call 1-800-766-7722.

o Complete the application, indicating how much of your investment you want to allocate to which fund(s). Please apply now for any account privileges you may want to use in the future, in order to avoid the delays associated with adding them later on.

o Mail in your application, making your initial investment as shown at right.

For answers to any questions, please speak with a J.P. Morgan Funds Services Representative at 1-800-766-7722.

OPENING YOUR ACCOUNT

  By wire

o     Mail your completed application to the Shareholder Services Agent.

o Call the Shareholder Services Agent to obtain an account number and to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o After placing your purchase order, instruct your bank to wire the amount of your investment to:

Morgan Guaranty Trust Company of New York-Delaware
Routing number: 031-100-238
Credit: J.P. Morgan Institutional Funds
Account number: 001-57-689
FFC: your account number, name of registered owner(s) and fund name

  By check

o Make out a check for the investment amount payable to J.P. Morgan Institutional Funds.

o Mail the check with your completed application to the Shareholder Services Agent.

  By exchange

o     Call the Shareholder Services Agent to effect an exchange.

ADDING TO YOUR ACCOUNT

  By wire

o Call the Shareholder Services Agent to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o Once you have placed your purchase order, instruct your bank to wire the amount of your investment as described above.

  By check

o Make out a check for the investment amount payable to J.P. Morgan Institutional Funds.

o Mail the check with a completed investment slip to the Shareholder Services Agent. If you do not have an investment slip, attach a note indicating your account number and how much you wish to invest in which fund(s).

  By exchange

o     Call the Shareholder Services Agent to effect an exchange.


16 | YOUR INVESTMENT

SELLING SHARES

  By phone -- wire payment

o Call the Shareholder Services Agent to verify that the wire redemption privilege is in place on your account. If it is not, a representative can help you add it.

o Place your wire request. If you are transferring money to a non-Morgan account, you will need to provide the representative with the personal identification number (PIN) that was provided to you when you opened your fund account.

  By phone-- check payment

o Call the Shareholder Services Agent and place your request. Once your request has been verified, a check for the net amount, payable to the registered owner(s), will be mailed to the address of record. For checks payable to any other party or mailed to any other address, please make your request in writing (see below).

  In writing

o Write a letter of instruction that includes the following information: The name of the registered owner(s) of the account; the account number; the fund name; the amount you want to sell; and the recipient's name and address or wire information, if different from those of the account registration.

o     Indicate whether you want the proceeds sent by check or by wire.

o Make sure the letter is signed by an authorized party. The Shareholder Services Agent may require additional information, such as a signature guarantee.

o     Mail the letter to the Shareholder Services Agent.

  By exchange

o     Call the Shareholder Services Agent to effect an exchange.

  Redemption In Kind

o Each fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

ACCOUNT AND TRANSACTION POLICIES

Telephone orders The funds accept telephone orders from all shareholders. To guard against fraud, the funds require shareholders to use a PIN, and may record telephone orders or take other reasonable precautions. However, if a fund does take such steps to ensure the authenticity of an order, you may bear any loss if the order later proves fraudulent.

Exchanges You may exchange shares in these funds for shares in any other J.P. Morgan Institutional or J.P. Morgan mutual fund at no charge (subject to the securities laws of your state). When making exchanges, it is important to observe any applicable minimums. Keep in mind that for tax purposes an exchange is considered a sale.

A fund may alter, limit, or suspend its exchange policy at any time.


Business hours and NAV calculations The funds' regular business days and hours are the same as those of the New York Stock Exchange (NYSE). Each fund calculates its net asset value per share (NAV) every business day as of the close of trading on the NYSE (normally 4:00 p.m. eastern time). Each fund's securities are typically priced using pricing services or market quotes. When these methods are not available or do not represent a security's value at the time of pricing (e.g., when an event occurs after the close of trading that would materially impact a security's value), the security is valued in accordance with the fund's fair valuation procedures.


Timing of orders Orders to buy or sell shares are executed at the next NAV calculated after the order has been accepted. Orders are accepted until the close of trading on the NYSE every business day and are executed the same day, at that day's NAV. A fund has the right to suspend redemption of shares as permitted by law and to postpone payment of proceeds for up to seven days.

--------------------------------------------------------------------------------

Shareholder Services Agent
J.P. Morgan Funds Services
522 Fifth Avenue New
York, NY 10036
1-800-766-7722

Representatives are available 8:00 a.m. to 5:00 p.m. eastern time on fund business days.


                                                            YOUR INVESTMENT | 17

--------------------------------------------------------------------------------

Timing of settlements When you buy shares, you will become the owner of record when a fund receives your payment, generally the day following execution. When you sell shares, proceeds are generally available the day following execution and will be forwarded according to your instructions.

When you sell shares that you recently purchased by check, your order will be executed at the next NAV but the proceeds will not be available until your check clears. This may take up to 15 days.

Statements and reports The funds send monthly account statements as well as confirmations after each purchase or sale of shares (except reinvestments). Every six months each fund sends out an annual or semi-annual report containing information on its holdings and a discussion of recent and anticipated market conditions and fund performance.

Accounts with below-minimum balances If your account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), each fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 60 days after notification, each fund reserves the right to close out your account and send the proceeds to the address of record.

DIVIDENDS AND DISTRIBUTIONS

Income dividends are typically declared daily and paid monthly. If an investor's shares are redeemed during the month, accrued but unpaid dividends are paid with the redemption proceeds. Shares of a fund earn dividends on the business day the purchase is effective, but not on the business day the redemption is effective. Each fund distributes capital gains, if any, once a year. However, a fund may make more or fewer payments in a given year, depending on its investment results and its tax compliance situation. Each fund's dividends and distributions consist of most or all of its net investment income and net realized capital gains.

Dividends and distributions are reinvested in additional fund shares. Alternatively, you may instruct your financial professional or J.P. Morgan Funds Services to have them sent to you by check, credited to a separate account, or invested in another J.P. Morgan Institutional Fund.

TAX CONSIDERATIONS

In general, selling shares, exchanging shares, and receiving distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities for taxable accounts:

--------------------------------------------------------------------------------
Transaction                   Tax status

Income dividends from the Exempt from federal, state, and New York City New York Tax Exempt Bond personal income taxes for New York residents Fund only


Income dividends from the     Exempt from federal and state personal income
California Bond Fund          taxes for California residents only

Income dividends from the     Exempt from federal personal income taxes
Tax Exempt Bond Fund

Income dividends from         Ordinary income
all other funds

Short-term capital gains      Ordinary income
distributions

Long-term capital gains       Capital gains
distributions

Sales or exchanges of         Capital gains or losses
shares owned for more
than one year

Sales or exchanges of         Gains are treated as ordinary income; losses are
shares owned for one year     subject to special rules
or less

Because long-term capital gains distributions are taxable as capital gains regardless of how long you have owned your shares, you may want to avoid making a substantial investment when a fund is about to declare a long-term capital gains distribution. A portion of the Tax Exempt Bond, New York Tax Exempt Bond and California Bond funds' returns may be subject to federal, state, or local tax, or the alternative minimum tax. Every January, each fund issues tax information on its distributions for the previous year. Any investor for whom a fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes. The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult your tax professional about your fund investment.


18 | YOUR INVESTMENT

FUND DETAILS
--------------------------------------------------------------------------------

BUSINESS STRUCTURE

As noted earlier, each fund (except the California Bond Fund) is a series of J.P. Morgan Institutional Funds, a Massachusetts business trust, and is a "feeder" fund that invests in a master portfolio. (Except where indicated, this prospectus uses the term "the fund" to mean the feeder fund and its master portfolio taken together.)

Each master portfolio accepts investments from other feeder funds, and all the feeders of a given master portfolio bear the portfolio's expenses in proportion to their assets. However, each feeder can set its own transaction minimums, fund-specific expenses and other conditions. This means that one feeder could offer access to the same master portfolio on more attractive terms, or could experience better performance, than another feeder. Information about other feeders is available by calling 1-800-766-7722. Generally, when a master portfolio seeks a vote, each of its feeder funds will hold a shareholder meeting and cast its vote proportionately, as instructed by its shareholders. Fund shareholders are entitled to one full or fractional vote for each dollar or fraction of a dollar invested.

Each feeder fund and its master portfolio expect to maintain consistent goals, but if they do not, the feeder fund will withdraw from the master portfolio, receiving its assets either in cash or securities. Each feeder fund's trustees would then consider whether it should hire its own investment adviser, invest in a different master portfolio, or take other action.

The California Bond Fund is a series of J.P. Morgan Series Trust, a Massachusetts business trust. Information about other series or classes is available by calling 1-800-766-7722. In the future, the trustees could create other series or share classes, which would have different expenses.

MANAGEMENT AND ADMINISTRATION

The feeder funds described in this prospectus, their corresponding master portfolios, and J.P. Morgan Series Trust are all governed by the same trustees. The trustees are responsible for overseeing all business activities. The trustees are assisted by Pierpont Group, Inc., which they own and operate on a cost basis; costs are shared by all funds governed by these trustees. Funds Distributor, Inc., as co-administrator, along with J.P. Morgan, provides fund officers. J.P. Morgan, as co-administrator, oversees each fund's other service providers.

J.P. Morgan, subject to the expense reimbursements described earlier in this prospectus, receives the following fees for investment advisory and other services:


  Advisory services             Percentage of the master portfolio's average net
                                assets
  Short Term Bond                        0.25%
  Bond                                   0.30%
  Global Strategic Income                0.45%
  Tax Exempt Bond                        0.30%
  New York Tax Exempt Bond               0.30%

  Administrative services       Master portfolio's and fund's pro-rata portions
  (fee shared with Funds        of 0.09% of the first $7 billion in J.P.
  Distributor, Inc.)            Morgan-advised portfolios, plus 0.04% of average
                                net assets over $7 billion

  Shareholder services          0.10% of each fund's average net assets

The California Bond Fund, subject to the expense reimbursements described earlier in this prospectus, pays J.P. Morgan the following fees for investment advisory and other services:


  Advisory services             0.30% of the fund's average net assets

  Administrative services       Fund's pro-rata portion of 0.09% of the first
  (fee shared with Funds        $7 billion of average net assets in J.P.
  Distributor, Inc.)            Morgan-advised portfolios, plus 0.04% of average
                                assets over $7 billion

  Shareholder services          0.10% of the fund's average net assets

J.P. Morgan may pay fees to certain firms and professionals for providing recordkeeping or other services in connection with investments in a fund.



                                                               FUND DETAILS | 19

RISK AND REWARD ELEMENTS

This table discusses the main elements that make up each fund's overall risk and reward characteristics. It also outlines each fund's policies toward various investments, including those that are designed to help certain funds manage risk.

Potential risks                      Potential rewards                     Policies to balance risk and reward
--------------------------------------------------------------------------------------------------------------
Market conditions

o Each fund's share price, o Bonds have  generally o Under normal  circumstances yield,  and total  return  will  outperformed  money  market the funds plan to remain  fluctuate in response to  investments  over the long fully invested in bonds and bond market movements term, with less risk than other fixed income
                                       stocks                                securities as noted in the
o The value of most bonds will                                               table on pages 22-23
  fall when interest rates           o Most bonds will rise in
  rise; the longer a bond's            value when interest rates           o The funds seek to limit risk
  maturity and the lower its           fall                                  and enhance total return or
  credit quality, the more its                                               yields through careful
  value typically falls              o Mortgage-backed and                   management, sector
                                       asset-backed securities can           allocation, individual
o Adverse market conditions            offer attractive returns              securities selection, and
  may from time to time cause                                                duration management
  a fund to take temporary
  defensive positions that are                                             o During severe market
  inconsistent with its                                                      downturns, the funds have
  principal investment                                                       the option of investing up
  strategies and may hinder a                                                to 100% of assets in
  fund from achieving its                                                    investment-grade short-term
  investment objective                                                       securities

o Mortgage-backed and                                                      o J.P. Morgan monitors
  asset-backed securities                                                    interest rate trends, as
  (securities representing an                                                well as geographic and
  interest in, or secured by,                                                demographic information
  a pool of mortgages or other                                               related to mortgage-backed
  assets such as receivables)                                                securities and mortgage
  could generate capital                                                     prepayments
  losses or periods of low
  yields if they are paid off
  substantially earlier or
  later than anticipated

Credit quality

o The default of an issuer           o Investment-grade bonds have         o Each fund maintains its own
  would leave a fund with              a lower risk of default               policies for balancing
  unpaid interest or principal                                               credit quality against
                                     o Junk bonds offer higher               potential yields and gains
o Junk bonds (those rated              yields and higher potential           in light of its investment
  BB/Ba or lower) have a               gains                                 goals
  higher risk of default, tend
  to be less liquid, and may                                               o J.P. Morgan develops its own
  be more difficult to value                                                 ratings of unrated
                                                                             securities and makes a
                                                                             credit quality determination
                                                                             for unrated securities

Foreign investments

o A fund could lose money            o Foreign bonds, which                o Foreign bonds are a primary
  because of foreign                   represent a major portion of          investment only for the
  government actions,                  the world's fixed income              Global Strategic Income fund
  political instability, or            securities, offer attractive          and may be a significant
  lack of adequate and                 potential performance and             investment for the Short
  accurate information                 opportunities for                     Term Bond and Bond funds;
                                       diversification                       the Tax Exempt Bond, New
o Currency exchange rate                                                     York Tax Exempt Bond and
  movements could reduce gains       o Favorable exchange rate               California Bond funds are
  or create losses                     movements could generate              not permitted to invest any
                                       gains or reduce losses                assets in foreign bonds
o Currency and investment
  risks tend to be higher in         o Emerging markets can offer          o To the extent that a fund
  emerging markets                     higher returns                        invests in foreign bonds, it
                                                                             may
                                                                             manage
                                                                             the
                                                                             currency
                                                                             exposure
                                                                             of
                                                                             its
                                                                             foreign
                                                                             investments
                                                                             relative
                                                                             to
                                                                             its
                                                                             benchmark,
                                                                             and
                                                                             may
                                                                             hedge
                                                                             a
                                                                             portion
                                                                             of
                                                                             its
                                                                             foreign
                                                                             currency
                                                                             exposure
                                                                             into
                                                                             the
                                                                             U.S.
                                                                             dollar
                                                                             from
                                                                             time
                                                                             to
                                                                             time
                                                                             (see
                                                                             also
                                                                             "Derivatives");
                                                                             these
                                                                             currency
                                                                             management
                                                                             techniques
                                                                             may
                                                                             not
                                                                             be
                                                                             available
                                                                             for
                                                                             certain
                                                                             emerging
                                                                             markets
                                                                             investments

When-issued and delayed delivery
securities

o When a fund buys securities o A fund can take advantage of o Each fund uses segregated before issue or for delayed attractive transaction accounts to offset leverage delivery, it could be opportunities risk exposed to leverage risk if it does not use segregated accounts


20 | FUND DETAILS

Potential risks                      Potential rewards                     Policies to balance risk and reward
--------------------------------------------------------------------------------------------------------------

Management choices

o A fund could underperform          o A fund could outperform its         o J.P. Morgan focuses its
  its benchmark due to its             benchmark due to these same           active management on those
  sector, securities or                choices                               areas where it believes its
  duration choices                                                           commitment to research can
                                                                             most enhance returns and
                                                                             manage risks in a consistent
                                                                             way

Derivatives

o Derivatives such as futures,       o Hedges that correlate well          o The funds use derivatives,
  options, swaps and forward           with underlying positions             such as futures, options,
  foreign currency contracts           can reduce or eliminate               swaps and forward foreign
  that are used for hedging            losses at low cost                    currency contracts for
  the portfolio or specific                                                  hedging and for risk
  securities may not fully           o A fund could make money and           management (i.e., to adjust
  offset the underlying                protect against losses if             duration or yield curve
  positions(1) and this could          management's analysis proves          exposure, or to establish or
  result in losses to the fund         correct                               adjust exposure to
  that would not have                                                        particular securities,
  otherwise occurred                 o Derivatives that involve              markets, or currencies);
                                       leverage could generate               risk management may include
o Derivatives used for risk            substantial gains at low              management of a fund's
  management may not have the          cost                                  exposure relative to its
  intended effects and may                                                   benchmark; the Tax Exempt
  result in losses or missed                                                 Bond, New York Tax Exempt
  opportunities                                                              Bond and California Bond
                                                                             funds are permitted to enter
o The counterparty to a                                                      into futures and options
  derivatives contract could                                                 transactions, however, these
  default                                                                    transactions result in
                                                                             taxable gains or losses so
o Certain types of derivatives                                               it is expected that these
  involve costs to the funds                                                 funds will utilize them
  which can reduce returns                                                   infrequently; forward
                                                                             foreign currency contracts
o Derivatives that involve                                                   are not permitted to be used
  leverage could magnify                                                     by the Tax Exempt Bond, New
  losses                                                                     York Tax Exempt Bond and
                                                                             California Bond funds

                                                                           o The
                                                                             funds
                                                                             only
                                                                             establish
                                                                             hedges
                                                                             that
                                                                             they
                                                                             expect
                                                                             will
                                                                             be
                                                                             highly
                                                                             correlated
                                                                             with
                                                                             underlying
                                                                             positions

                                                                           o
                                                                             While
                                                                             the
                                                                             funds
                                                                             may
                                                                             use
                                                                             derivatives
                                                                             that
                                                                             incidentally
                                                                             involve
                                                                             leverage,
                                                                             they
                                                                             do
                                                                             not
                                                                             use
                                                                             them
                                                                             for
                                                                             the
                                                                             specific
                                                                             purpose
                                                                             of
                                                                             leveraging
                                                                             their
                                                                             portfolios

Securities lending

o When a fund lends a                o A fund may enhance income           o J.P. Morgan maintains a list
  security, there is a risk            through the investment of             of approved borrowers
  that the loaned securities           the collateral received from
  may not be returned if the           the borrower                        o The fund receives collateral
  borrower defaults                                                          equal to at least 100% of
                                                                             the current value of
o The collateral will be                                                     securities loaned
  subject to the risks of the
  securities in which it is                                                o The lending agents indemnify
  invested                                                                   a fund against borrower
                                                                             default

                                                                           o J.P. Morgan's collateral
                                                                             investment guidelines limit
                                                                             the quality and duration of
                                                                             collateral investment to
                                                                             minimize losses

                                                                           o
                                                                             Upon
                                                                             recall,
                                                                             the
                                                                             borrower
                                                                             must
                                                                             return
                                                                             the
                                                                             securities
                                                                             loaned
                                                                             within
                                                                             the
                                                                             normal
                                                                             settlement
                                                                             period

Illiquid holdings

o A fund could have difficulty       o These holdings may offer            o No fund may invest more than
  valuing these holdings               more attractive yields or             15% of net assets in
  precisely                            potential growth than                 illiquid holdings
                                       comparable widely traded
o A fund could be unable to            securities                          o To maintain adequate
  sell these holdings at the                                                 liquidity to meet
  time or price desired                                                      redemptions, each fund may

                                                                             hold
                                                                             investment-grade
                                                                             short-term
                                                                             securities
                                                                             (including
                                                                             repurchase
                                                                             agreements
                                                                             and
                                                                             reverse
                                                                             repurchase
                                                                             agreements)
                                                                             and,
                                                                             for
                                                                             temporary
                                                                             or
                                                                             extraordinary
                                                                             purposes,
                                                                             may
                                                                             borrow
                                                                             from
                                                                             banks
                                                                             up
                                                                             to
                                                                             331/3%
                                                                             of
                                                                             the
                                                                             value
                                                                             of
                                                                             its
                                                                             total
                                                                             assets

Short-term trading


o Increased trading would            o A fund could realize gains          o The funds may use short-term
  raise a fund's transaction           in a short period of time             trading to take advantage of
  costs                                                                      attractive or unexpected
                                     o A fund could protect against          opportunities or to meet
o Increased short-term capital         losses if a bond is                   demands generated by
  gains distributions would            overvalued and its value              shareholder activity. The
  raise shareholders' income           later falls>                          turnover rate for each fund
  tax liability                                                              for its most recent fiscal

                                                                             year
                                                                             end
                                                                             is
                                                                             as
                                                                             follows:
                                                                             Short
                                                                             Term
                                                                             Bond
                                                                             (398%),
                                                                             Bond
                                                                             (465%),
                                                                             Global
                                                                             Strategic
                                                                             Income
                                                                             (318%),
                                                                             Tax
                                                                             Exempt
                                                                             Bond,
                                                                             for
                                                                             the
                                                                             eleven
                                                                             months
                                                                             ended
                                                                             7/31/99
                                                                             (29%),
                                                                             New
                                                                             York
                                                                             Tax
                                                                             Exempt
                                                                             Bond,
                                                                             for
                                                                             the
                                                                             four
                                                                             months
                                                                             ended
                                                                             7/31/99
                                                                             (8%),
                                                                             and
                                                                             California
                                                                             Bond
                                                                             (40%)


(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a pre-determined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.


                                                               FUND DETAILS | 21

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENTS
--------------------------------------------------------------------------------
This table discusses the customary types of investments which can be held by each fund. In each case the principal types of risk are listed on the following page (see below for definitions). This table reads across two pages.

|X| Permitted (and if applicable, percentage limitation) percentage of total assets - bold percentage of net assets - italics
|_|  Permitted, but not typically used
+    Permitted, but no current intention of use
++   Not permitted

                                                                                                                New
                                                                                                                York
                                                                      Short             Global       Tax        Tax        Cali-
                                                                      Term              Strategic    Exempt     Exempt     fornia
                                                                      Bond     Bond     Income       Bond       Bond       Bond

-------------------------------                                       -----    -----    ------       -----      -----      -----
Asset-backed securities           credit, interest rate, market,      |X|      |X|      |X|          |_|        |_|        |_|
Interests in a stream of          prepayment
payments from specific assets,
such as auto or credit card
receivables.
-------------------------------                                       -----    -----    ------       -----      -----      -----
Bank obligations Negotiable       credit, currency, liquidity,        |X|(1)   |X|(1)   |X|          |_|        |_|        |_|
certificates of deposit, time     political                                                          Domestic   Domestic   Domestic
deposits and bankers'                                                                                Only       Only       Only
acceptances of domestic and
foreign issuers.
-------------------------------                                       -----    -----    ------       -----      -----      -----
Commercial paper Unsecured        credit, currency, interest rate,    |X|(1)   |X|(1)   |_|          |X|        |X|        |X|
short term debt issued by         liquidity, market, political
domestic and foreign banks or
corporations. These securities
are usually discounted and are
rated by S&P or Moody's.
-------------------------------                                       -----    -----    ------       -----      -----      -----
Convertible securities            credit, currency, interest rate,    |X|(1)   |X|(1)   |_|          ++         ++         ++
Domestic and foreign debt         liquidity, market, political,
securities that can be            valuation
converted into equity
securities at a future time
and price.
-------------------------------                                       -----    -----    ------       -----      -----      -----
Corporate bonds Debt              credit, currency, interest rate,    |X|(1)   |X|(1)   |X|          ++         ++         ++
securities of domestic and        liquidity, market, political,
foreign industrial, utility,      valuation
banking, and other financial
institutions.
-------------------------------                                       -----    -----    ------       -----      -----      -----
Mortgages (directly held)         credit, environmental, extension,   |X|      |X|      |X|          +          +          +
Domestic debt instrument which    interest rate, liquidity, market,
gives the lender a lien on        natural event, political,
property as security for the      prepayment, valuation
loan payment.
-------------------------------                                       -----    -----    ------       -----      -----      -----
Mortgage-backed securities        credit, currency, extension,        |X|(1)   |X|(1)   |X|          ++         ++         ++
Domestic and foreign              interest rate, leverage, market,
securities (such as Ginnie        political, prepayment
Maes, Freddie Macs, Fannie
Maes) which represent
interests in pools of
mortgages, whereby the
principal and interest paid
every month is passed through
to the holder of the
securities.
-------------------------------                                       -----    -----    ------       -----      -----      -----
Mortgage dollar rolls The         currency, extension, interest       |X|(1)   |X|(1)   |X|(3)       ++         ++         ++
purchase of domestic or           rate, leverage, liquidity, market,     (3)      (3)
foreign mortgage-backed           political, prepayment
securities with the promise to
purchase similar securities
upon the maturity of the
original security. Segregated
accounts are used to offset
leverage risk.
-------------------------------                                       -----    -----    ------       -----      -----      -----
Participation interests           credit, currency, extension,        |X|(1)   |X|(1)   |X|          ++         ++         ++
Interests that represent a        interest rate, liquidity,
share of domestic or foreign      political, prepayment
bank debt or similar
securities or obligations.
-------------------------------                                       -----    -----    ------       -----      -----      -----
Private placements Bonds or       credit, interest rate, liquidity,   |X|      |X|      |X|          |X|        |X|        |X|
other investments that are        market, valuation
sold directly to an
institutional investor.
-------------------------------                                       -----    -----    ------       -----      -----      -----
REITs and other real-estate       credit, interest rate, liquidity,   |X|      |X|      |X|          ++         ++         ++
related instruments Securities    market, natural event, prepayment,
of issuers that invest in real    valuation
estate or are secured by real
estate.
-------------------------------                                       -----    -----    ------       -----      -----      -----
Repurchase agreements             credit                              |X|      |X|      |X|          |_|        |_|        |_|
Contracts whereby the fund
agrees to purchase a security
and resell it to the seller on
a particular date and at a
specific price.
-------------------------------                                       -----    -----    ------       -----      -----      -----
Reverse repurchase agreements     credit                              |X|(3)   |X|(3)   |X|(3)       |_|(3)     |_|(3)     |_|(3)
Contracts whereby the fund
sells a security and agrees to
repurchase it from the buyer
on a particular date and at a
specific price. Considered a
form of borrowing.
-------------------------------                                       -----    -----    ------       -----      -----      -----
Sovereign debt, Brady bonds,      credit, currency, interest rate,    |X|(1)   |X|(1)   |X|          ++         ++         ++
and debt of supranational         market, political
organizations Dollar- or
non-dollar-denominated
securities issued by foreign
governments or supranational
organizations. Brady bonds are
issued in connection with debt
restructurings.
-------------------------------                                       -----    -----    ------       -----      -----      -----
Swaps Contractual agreement       credit, currency, interest rate,    |X|(1)   |X|(1)   |X|          |X|        ++         ++
whereby a domestic or foreign     leverage, market, political
party agrees to exchange
periodic payments with a
counterparty. Segregated
accounts are used to offset
leverage risk.
-------------------------------                                       -----    -----    ------       -----      -----      -----
Synthetic variable rate           credit, interest rate, leverage,    ++       ++       ++           |X|        |X|        |X|
instruments Debt instruments      liquidity, market
whereby  the issuer  agrees to  exchange  one  security  for another in order to change the maturity or quality of a security in the fund.
-------------------------------                                       -----    -----    ------       -----      -----      -----
Tax exempt municipal              credit, interest rate, market,      |_|      |_|      ++           |X|(2)     |X|(2)     |X|(2)
securities Securities,            natural event, political
generally issued as general
obligation and revenue bonds,
whose interest is exempt from
federal taxation and state
and/or local taxes in the
state where the securities
were issued.
-------------------------------                                       -----    -----    ------       -----      -----      -----
U.S. government securities        interest rate                       |X|      |X|      |X|          |X|        |X|        |X|
Debt instruments (Treasury
bills, notes, and bonds)
guaranteed by the U.S.
government for the timely
payment of principal and
interest.
-------------------------------                                       -----    -----    ------       -----      -----      -----
Zero coupon, pay-in-kind, and     credit, currency, interest rate,    |X|(1)   |X|(1)   |X|          |X|        |X|        |X|
deferred payment securities       liquidity, market, political,
Domestic and foreign              valuation
securities offering non-cash
or delayed-cash payment. Their
prices are typically more
volatile than those of some
other debt instruments and
involve certain special tax
considerations.


Risk related to certain investments held by J.P. Morgan Institutional fixed income funds:

Credit risk The risk a financial obligation will not be met by the issuer of a security or the counterparty to a contract, resulting in a loss to the purchaser.

Currency risk The risk currency exchange rate fluctuations may reduce gains or increase losses on foreign investments.

Environmental risk The risk that an owner or operator of real estate may be liable for the costs associated with hazardous or toxic substances located on the property.

Extension risk The risk a rise in interest rates will extend the life of a mortgage-backed security to a date later than the anticipated prepayment date, causing the value of the investment to fall.

Interest rate risk The risk a change in interest rates will adversely affect the value of an investment. The value of fixed income securities generally moves in the opposite direction of interest rates (decreases when interest rates rise and increases when interest rates fall).

Leverage risk The risk of gains or losses disproportionately higher than the amount invested.

Liquidity risk The risk the holder may not be able to sell the security at the time or price it desires.

Market risk The risk that when the market as a whole declines, the value of a specific investment will decline proportionately. This systematic risk is common to all investments and the mutual funds that purchase them.

Natural event risk The risk a natural disaster, such as a hurricane or similar event, will cause severe economic losses and default in payments by the issuer of the security.

Political risk The risk governmental policies or other political actions will negatively impact the value of the investment.

Prepayment risk The risk declining interest rates will result in unexpected prepayments, causing the value of the investment to fall.

Valuation risk The risk the estimated value of a security does not match the actual amount that can be realized if the security is sold.

(1) For each of the Short Term Bond and Bond funds, all foreign securities in the aggregate may not exceed 25% of such fund's assets.


(2) At least 65% of the California Bond Fund's assets must be in California municipal securities, at least 65% of the New York Tax Exempt Bond Fund's assets must be in New York municipal securities, and at least 80% of the New York Tax Exempt and Tax Exempt Bond Funds' assets must be in tax exempt securities.


(3)   All  forms  of  borrowing   (including   securities  lending  and  reverse
      repurchase agreements) in the aggregate may not exceed 33 1/3% of the fund's total assets.


22 & 23 | FUND DETAILS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each fund's financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all dividends and distributions). Except where noted, this information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each fund's financial statements, are included in the respective fund's annual report, which are available upon request.

================================================================================
J.P. MORGAN INSTITUTIONAL SHORT TERM BOND FUND


Per-share data                               For years ended October 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                     1995          1996          1997           1998           1999
Net asset value, beginning of year ($)                               9.60          9.83          9.85           9.84           9.96
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income ($)                                         0.58          0.55          0.61           0.59           0.58
   Net realized and unrealized gain (loss) on investment ($)         0.24          0.02         (0.01)          0.12          (0.29)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations ($)                                 0.82          0.57          0.60           0.71          (0.29)
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income ($)                                        (0.59)        (0.55)        (0.61)         (0.59)         (0.54)
   Net realized gain ($)                                               --            --            --             --          (0.04)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders ($)                             (0.59)        (0.55)        (0.61)         (0.59)         (0.58)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year ($)                                     9.83          9.85          9.84           9.96           9.67
------------------------------------------------------------------------------------------------------------------------------------


Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                     8.81          6.01          6.27           7.40           3.03
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year ($ thousands)                              18,916        17,810        27,375        232,986        354,267
------------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
  Net expenses (%)                                                   0.45          0.37          0.25           0.25           0.29
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income (%)                                          6.09          5.69          6.19           5.84           5.51
------------------------------------------------------------------------------------------------------------------------------------
  Expenses without reimbursement (%)                                 0.67          1.37          0.96           0.62           0.51
------------------------------------------------------------------------------------------------------------------------------------


24 | FUND DETAILS

--------------------------------------------------------------------------------
================================================================================
J.P. MORGAN INSTITUTIONAL BOND FUND


Per-share data                                For years ended October 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                   1995           1996           1997           1998           1999
Net asset value, beginning of year ($)                             9.23           9.98           9.84          10.01          10.10
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income ($)                                       0.63           0.61           0.65           0.64           0.57
   Net realized and unrealized gain (loss) on investment ($)       0.75          (0.11)          0.18           0.15          (0.57)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations ($)                               1.38           0.50           0.83           0.79             --
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income ($)                                      (0.63)         (0.61)         (0.64)         (0.63)         (0.57)
   Net realized gain ($)                                             --          (0.03)         (0.02)         (0.07)         (0.12)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders ($)                           (0.63)         (0.64)         (0.66)         (0.70)         (0.69)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year ($)                                   9.98           9.84          10.01          10.10           9.41
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                  15.50           5.21           8.78           8.18           0.03
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year ($ thousands)                           438,610        836,066        912,054      1,001,411      1,041,330
------------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
   Net expenses (%)                                                0.47           0.50           0.50           0.49           0.50
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (%)                                       6.62           6.28           6.59           6.32           5.92
------------------------------------------------------------------------------------------------------------------------------------
   Expenses without reimbursement (%)                              0.52           0.53           0.50           0.50           0.51
------------------------------------------------------------------------------------------------------------------------------------

================================================================================

J.P. MORGAN INSTITUTIONAL GLOBAL STRATEGIC INCOME FUND


Per-share data                                For periods ended October 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1997(1)            1998               1999
Net asset value, beginning of period ($)                                              10.00              10.16               9.72
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income ($)                                                           0.46               0.75               0.62
------------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss)  on investment ($)                          0.15              (0.45)             (0.37)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations ($)                                                   0.61               0.30               0.25
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income ($)                                                          (0.45)             (0.70)             (0.62)
   Net realized gain ($)                                                                 --              (0.02)                --
   Return of capital                                                                     --              (0.02)                --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders ($)                                               (0.45)             (0.74)             (0.62)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                                                    10.16               9.72               9.35
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                                       6.15(2)            2.91               2.62
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                             105,051            223,700            183,085
------------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
   Net expenses (%)                                                                    0.65(3)            0.65               0.65
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (%)                                                           7.12(3)            6.59               6.70
------------------------------------------------------------------------------------------------------------------------------------
   Expenses without reimbursement (%)                                                  1.18(3)            0.83               0.78
------------------------------------------------------------------------------------------------------------------------------------

(1)  The fund commenced operations on 3/17/97.
(2)  Not annualized.
(3)  Annualized.


                                                               FUND DETAILS | 25

--------------------------------------------------------------------------------
================================================================================
J.P. MORGAN INSTITUTIONAL TAX EXEMPT BOND FUND


                                                                                                                          For the 11
                                                                                                                            months
Per-share data                              For periods ended                                                               ended
------------------------------------------------------------------------------------------------------------------------------------
                                                               8/31/94     8/31/95     8/31/96     8/31/97     8/31/98     7/31/99
Net asset value, beginning of period ($)                        10.07        9.75       10.01        9.92       10.12       10.38
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income ($)                                     0.48        0.49        0.48        0.48        0.47        0.41
   Net realized and unrealized gain (loss) on investment ($)    (0.32)       0.26       (0.07)       0.20        0.26       (0.30)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations ($)                             0.16        0.75        0.41        0.68        0.73        0.11
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:

   Net investment income ($)                                    (0.48)      (0.49)      (0.48)      (0.48)      (0.47)      (0.41)
   Net realized gain ($)                                           --          --       (0.02)      (0.00)(1)      --       (0.01)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders ($)                         (0.48)      (0.49)      (0.50)      (0.48)      (0.47)      (0.42)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                               9.75       10.01        9.92       10.12       10.38       10.07
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                 1.61        8.00        4.13        7.06        7.37        1.01(2)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                        16,415      59,867     121,131     201,614     316,594     388,933
------------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
Net expenses (%)                                                 0.50        0.50        0.50        0.50        0.50        0.50(3)
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (%)                                        4.70        5.09        4.82        4.83        4.58        4.37(3)
------------------------------------------------------------------------------------------------------------------------------------
Expenses without reimbursement (%)                               1.98        0.71        0.60        0.56        0.53        0.53(3)
------------------------------------------------------------------------------------------------------------------------------------


(1) Less than $0.01 per share.
(2) Not annualized.
(3) Annualized.


================================================================================
J.P. MORGAN INSTITUTIONAL NEW YORK TAX EXEMPT BOND FUND

                                                                                                                          For the
                                                                                                                         four months
Per-share data                          For fiscal periods ended                                                           ended
------------------------------------------------------------------------------------------------------------------------------------
                                                              3/31/95(1)   3/31/96     3/31/97     3/31/98     3/31/99    7/31/99
Net asset value, beginning of period ($)                        10.00       10.11       10.34       10.31       10.67      10.72
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income ($)                                     0.42        0.49        0.48        0.48        0.45       0.14
   Net realized and unrealized gain (loss) on investment ($)     0.11        0.25       (0.02)       0.40        0.13      (0.28)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations ($)                             0.53        0.74        0.46        0.88        0.58      (0.14)
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income ($)                                    (0.42)      (0.49)      (0.48)      (0.48)      (0.45)     (0.14)
   Net realized gain ($)                                           --       (0.02)      (0.01)      (0.04)      (0.08)     (0.02)
------------------------------------------------------------------------------------------------------------------------------------
  Total distributions to shareholders ($)                       (0.42)      (0.51)      (0.49)      (0.52)      (0.53)     (0.16)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                              10.11       10.34       10.31       10.67       10.72      10.42
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                 5.49(2)     7.40        4.54        8.64        5.51      (1.25)(2)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                        20,621      47,926      90,792     111,418     204,986    161,373
------------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
Net expenses (%)                                                 0.50(3)     0.50        0.50        0.50        0.50       0.50(3)
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (%)                                        4.65(3)     4.67        4.70        4.54        4.15       4.01(3)
------------------------------------------------------------------------------------------------------------------------------------
Expenses without reimbursement (%)                               1.05(3)     0.67        0.64        0.59        0.57       0.59(3)
------------------------------------------------------------------------------------------------------------------------------------

(1) The fund commenced operations on 4/11/94.
(2) Not annualized.
(3) Annualized.


26 | FUND DETAILS

--------------------------------------------------------------------------------
================================================================================
J.P. MORGAN CALIFORNIA BOND FUND - INSTITUTIONAL SHARES



                                                                                                                   For the six
                                                                                                                  months ended
Per-share date                          For fiscal periods ended                                                     ended
------------------------------------------------------------------------------------------------------------------------------------
                                                                   4/30/97(1)       4/30/98         4/30/99        10/31/99
                                                                                                                  (unaudited)
Net asset value, beginning of period ($)                             10.00            9.90           10.20           10.40
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income ($)                                          0.16            0.42            0.41            0.20
   Net realized and unrealized gain (loss) on investment ($)         (0.10)           0.30            0.25           (0.38)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations ($)                                  0.06            0.72            0.66           (0.18)
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income ($)                                         (0.16)          (0.42)          (0.41)          (0.20)
   Net realized gain ($)                                                --              --           (0.05)             --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders ($)                              (0.16)          (0.42)          (0.46)          (0.20)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                                    9.90           10.20           10.40           10.02
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                      0.56(2)         7.35            6.55           (1.73)(2)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                             14,793          46,280          64,102          58,055
------------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
  Net expenses (%)                                                    0.45(3)         0.45            0.49            0.50(3)
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income (%)                                           4.43(3)         4.11            3.92            3.93(3)
------------------------------------------------------------------------------------------------------------------------------------
  Expenses without reimbursement (%)                                  3.46(3)         0.79            0.71            0.68(3)
------------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover (%)                                                40              44              40            0.54
------------------------------------------------------------------------------------------------------------------------------------


(1) The fund commenced operations on 12/23/96.
(2) Not annualized.
(3) Annualized.


                                                               FUND DETAILS | 27

--------------------------------------------------------------------------------

                    (THIS PAGE IS INTENTIONALLY LEFT BLANK)

--------------------------------------------------------------------------------

                    (THIS PAGE IS INTENTIONALLY LEFT BLANK)
funds. The fund may engage in active and frequent trading, leading to increased portfolio turnover and the possibility of increased capital gains. See page 18 for further discussion on the tax treatment of capital gains.

An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.>

--------------------------------------------------------------------------------
FOR MORE INFORMATION
--------------------------------------------------------------------------------

For investors who want more information on these funds, the following documents are available free upon request:

Annual/Semi-annual Reports Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and fund performance for a fund's most recently completed fiscal year or half-year.

Statement of Additional  Information (SAI) Provides a fuller technical and legal
description  of  a  fund's  policies,  investment  restrictions,   and  business
structure. This prospectus incorporates each fund's SAI by reference.

Copies of the current versions of these documents, along with other information about the fund, may be obtained by contacting:

J.P. Morgan Institutional Funds
J.P. Morgan Funds Services
522 Fifth Avenue New
York, NY 10036

Telephone:  1-800-766-7722

Hearing impaired:  1-888-468-4015

Email:  JPM_Mutual_Funds@JPMorgan.com

Text-only versions of these documents and this prospectus are available, upon payment of a duplicating fee, from the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (1-800-SEC-0330) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov. The funds' investment company and 1933 Act registration numbers are:

J.P. Morgan Institutional Short Term Bond Fund .................. 811-07342 and
                                                                      033-54642

J.P. Morgan Institutional Bond Fund ............................. 811-07342 and
                                                                      033-54642

J.P. Morgan Institutional Global Strategic Income Fund .......... 811-07342 and
                                                                      033-54642

J.P. Morgan Institutional Tax Exempt Bond Fund .................. 811-07342 and
                                                                      033-54642

J.P. Morgan Institutional New York Tax Exempt Bond Fund ......... 811-07342 and
                                                                      033-54642

J.P. Morgan Institutional California Bond Fund .................. 811-07795 and
                                                                      333-11125

J.P. MORGAN INSTITUTIONAL FUNDS AND THE MORGAN TRADITION

The J.P. Morgan Institutional Funds combine a heritage of integrity and financial leadership with comprehensive, sophisticated analysis and management techniques. Drawing on J.P. Morgan's extensive experience and depth as an investment manager, the J.P. Morgan Institutional Funds offer a broad array of distinctive opportunities for mutual fund investors.

JPMorgan
--------------------------------------------------------------------------------
J.P. Morgan Institutional Funds              |

Advisor                                      Distributor
J.P. Morgan Investment Management Inc.       Funds Distributor, Inc.
522 Fifth Avenue                             60 State Street
New York, NY 10036                           Boston, MA 02109
1-800-766-7722                               1-800-221-7930

--------------------------------------------------------------------------------
                           MARCH 1, 2000 | PROSPECTUS
--------------------------------------------------------------------------------
J.P. MORGAN INSTITUTIONAL
U.S. EQUITY FUNDS


Disciplined Equity Fund
U.S. Equity Fund
U.S. Small Company Fund
Tax Aware Disciplined Equity Fund
SmartIndex(TM) Fund

                                        ----------------------------------------
                                        Seeking to outperform U.S. stock markets over the long term through a disciplined management approach

This prospectus contains essential information for anyone investing in these funds. Please read it carefully and keep it for reference.

As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the commission approves them or guarantees that the information in this prospectus is correct or adequate. It is a criminal offense for anyone to state or suggest otherwise.

Distributed by Funds Distributor, Inc.                                  JPMorgan

--------------------------------------------------------------------------------

CONTENTS
--------------------------------------------------------------------------------
2 | Each fund's goal, principal strategies, principal risks, performance and expenses

J.P. MORGAN INSTITUTIONAL U.S. EQUITY FUNDS
J.P. Morgan Institutional Disciplined Equity Fund............................  2
J.P. Morgan Institutional U.S. Equity Fund...................................  4
J.P. Morgan Institutional U.S. Small Company Fund............................  6
J.P. Morgan Institutional Tax Aware Disciplined Equity Fund..................  8
J.P. Morgan Institutional SmartIndex(TM)Fund................................. 10

12 | Principles and techniques common to the funds in this prospectus

U.S. EQUITY MANAGEMENT APPROACH
J.P. Morgan.................................................................. 12
J.P. Morgan U.S. equity funds................................................ 12
The spectrum of U.S. equity funds............................................ 12
Who may want to invest....................................................... 12
U.S. equity investment process............................................... 13
Tax aware investing at J.P. Morgan........................................... 13

14 | Investing in the J.P. Morgan Institutional U.S. Equity Funds

YOUR INVESTMENT
Investing through a financial professional................................... 14
Investing through an employer-sponsored retirement plan...................... 14
Investing through an IRA or rollover IRA..................................... 14
Investing directly........................................................... 14
Opening your account......................................................... 14
Adding to your account....................................................... 14
Selling shares............................................................... 15
Account and transaction policies............................................. 15
Dividends and distributions.................................................. 16
Tax considerations........................................................... 16

17 | More about risk and the funds' business operations

FUND DETAILS
Business structure........................................................... 17
Management and administration................................................ 17
Performance of private accounts.............................................. 18
Risk and reward elements..................................................... 20
Financial highlights......................................................... 22

FOR MORE INFORMATION................................................. back cover

J.P. MORGAN INSTITUTIONAL
DISCIPLINED EQUITY FUND                                   | TICKER SYMBOL: JPIEX
--------------------------------------------------------------------------------
[GRAPHIC OMITTED]
RISK/RETURN SUMMARY

For a more detailed discussion of the fund's investments and their main risks, as well as fund strategies, please see pages 20-21.

[GRAPHIC OMITTED]
GOAL

The fund's goal is to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Standard & Poor's 500 Stock Index (S&P 500). This goal can be changed without shareholder approval.

[GRAPHIC OMITTED]
INVESTMENT APPROACH

Principal Strategies
The fund invests primarily in large- and medium-capitalization U.S. companies. Industry by industry, the fund's weightings are similar to those of the S&P 500. The fund does not look to overweight or underweight industries.

Within each industry, the fund modestly overweights stocks that are ranked as undervalued or fairly valued while modestly underweighting or not holding stocks that appear overvalued. (The process used to rank stocks according to their relative valuations is described on page 13.) Therefore, the fund tends to own a larger number of stocks within the S&P 500 than the U.S. Equity Fund.

Principal Risks
The value of your investment in the fund will fluctuate in response to movements in the stock market. Fund performance will also depend on the effectiveness of J.P. Morgan's research and the management team's stock picking decisions.

By owning a large number of stocks within the S&P 500, with an emphasis on those that appear undervalued or fairly valued, and by tracking the industry weightings of that index, the fund seeks returns that modestly exceed those of the S&P 500 over the long term with virtually the same level of volatility.

An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
(J.P. MORGAN INSTITUTIONAL DISCIPLINED EQUITY FUND)


PORTFOLIO MANAGEMENT
The  fund's  assets  are  managed  by  J.P.  Morgan,   which  currently  manages
approximately $349 billion, including more than $26 billion using similar strategies as the fund.


The portfolio management team is led by James C. Wiess and Timothy J. Devlin, both vice presidents, who have been on the team since the fund's inception. Mr. Wiess has been at J.P. Morgan since 1992, and prior to managing this fund managed other structured equity portfolios for J.P. Morgan. Mr. Devlin has been at J.P. Morgan since July 1996, and prior to that time was an equity portfolio manager at Mitchell Hutchins Asset Management Inc.

--------------------------------------------------------------------------------
Before you invest

Investors considering the fund should understand that:

o There is no assurance that the fund will meet its investment goal.

o The fund does not represent a complete investment program.

2 | J.P. MORGAN INSTITUTIONAL DISCIPLINED EQUITY FUND

--------------------------------------------------------------------------------
PERFORMANCE (unaudited)

The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan Institutional Disciplined Equity Fund.

The bar chart indicates some of the risks by showing the performance of the fund's shares from year to year for each of the last two calendar years.

The table indicates some of the risks by showing how the fund's average annual returns for the past year and for the life of the fund compare to those of the S&P500 Index. This is a widely recognized, unmanaged index of U.S. stocks used as a measure of overall U.S. stock market performance.

The fund's past performance does not necessarily indicate how the fund will perform in the future.


Total return (%)      Shows changes in returns by calendar year(1,2)
--------------------------------------------------------------------------------
                                                         1998              1999


40%
                                                         32.35
30%

20%
                                                                           18.32
10%

0%
--------------------------------------------------------------------------------

[ ] J.P. Morgan Institutional Disciplined Equity Fund

For the period covered by this total return chart, the fund's highest quarterly return was 22.85% (for the quarter ended 12/31/98); and the lowest quarterly return was -9.91% (for the quarter ended 9/30/98).


Average annual total return (%)        Shows performance over time, for periods ended December 31, 1999
-------------------------------------------------------------------------------------------------------
                                                                          Past 1 yr.    Life of fund(1)
J.P. Morgan Institutional Disciplined Equity Fund (after expenses)          18.32            26.16
-------------------------------------------------------------------------------------------------------
S&P 500 Index (no expenses)                                                 21.04            25.81
-------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
INVESTOR EXPENSES
The expenses of the fund before and after reimbursement are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.

Annual fund operating expenses(3) (%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
Management fees                                                             0.35
Marketing (12b-1) fees                                                      none
Other expenses                                                              0.25
--------------------------------------------------------------------------------
Total operating expenses                                                    0.60

Fee waiver and
expense reimbursement(4)                                                    0.15
--------------------------------------------------------------------------------
Net expenses(4)                                                             0.45
--------------------------------------------------------------------------------



Expense example(4)
--------------------------------------------------------------------------------
The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, net expenses for the period 10/1/99 through 9/30/00 and total operating expenses thereafter, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.



--------------------------------------------------------------------------------
                             1 yr.      3 yrs.      5 yrs.      10 yrs.
Your cost($)                  46         177         320          736
--------------------------------------------------------------------------------


(1) The fund commenced operations on 1/3/97 and performance is calculated as of 1/31/97.


(2) The fund's fiscal year end is 5/31.


(3) The fund has a master/feeder structure as described on page 17. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year, expressed as a percentage of the fund's average net assets.


(4) Reflects an agreement dated 10/1/99 by Morgan Guaranty Trust Company of New York, an affiliate of J.P. Morgan, to reimburse the fund to the extent expenses (excluding extraordinary expenses) exceed 0.45% of the fund's average daily net assets through 9/30/00.



                           J.P. MORGAN INSTITUTIONAL DISCIPLINED EQUITY FUND | 3

J.P. MORGAN INSTITUTIONAL
U.S. EQUITY FUND                                          | TICKER SYMBOL: JMUEX
--------------------------------------------------------------------------------
[GRAPHIC OMITTED]
RISK/RETURN SUMMARY

For a more detailed discussion of the fund's investments and their main risks, as well as fund strategies, please see pages 20-21.

[GRAPHIC OMITTED]
GOAL

The fund's goal is to provide high total return from a portfolio of selected equity securities. This goal can be changed without shareholder approval.

[GRAPHIC OMITTED]
INVESTMENT APPROACH

Principal Strategies
The fund invests primarily in large- and medium-capitalization U.S. companies. Industry by industry, the fund's weightings are similar to those of the Standard & Poor's 500 Stock Index (S&P 500). The fund can moderately underweight or overweight industries when it believes it will benefit performance.

Within each industry, the fund focuses on those stocks that are ranked as most undervalued according to the investment process described on page 13. The fund generally considers selling stocks that appear overvalued.

Principal Risks
The value of your investment in the fund will fluctuate in response to movements in the stock market. Fund performance will also depend on the effectiveness of J.P. Morgan's research and the management team's stock picking decisions.

By emphasizing undervalued stocks, the fund seeks to produce returns that exceed those of the S&P 500. At the same time, by controlling the industry weightings of the fund so they can differ only moderately from the industry weightings of the S&P 500, the fund seeks to limit its volatility to that of the overall market, as represented by this index.

An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
(J.P. MORGAN INSTITUTIONAL U.S. EQUITY FUND)


PORTFOLIO MANAGEMENT
The  fund's  assets  are  managed  by  J.P.  Morgan,   which  currently  manages
approximately $349 billion, including more than $17 billion using similar strategies as the fund.

The portfolio management team is led by Henry D. Cavanna, managing director, who joined the team in February 1998, and has been at J.P. Morgan since 1971. He has served as manager of U.S. equity portfolios prior to managing the fund.


--------------------------------------------------------------------------------
Before you invest

Investors considering the fund should understand that:

o There is no assurance that the fund will meet its investment goal.

o The fund does not represent a complete investment program.

4 | J.P. MORGAN INSTITUTIONAL U.S. EQUITY FUND

--------------------------------------------------------------------------------
PERFORMANCE (unaudited)

The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan Institutional U.S. Equity Fund.

The bar chart indicates some of the risks by showing changes in the performance of the fund's shares from year to year for each of the fund's last 10 calendar years.

The table indicates some of the risks by showing how the fund's average annual returns for the past one, five and ten years compare to those of the S&P500 Index. This is a widely recognized, unmanaged index of U.S. stocks used as a measure of overall U.S. stock market performance.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Year-by-year total return (%)      Shows changes in returns by calendar year(1,2)
------------------------------------------------------------------------------------------------------------------------------------

                  1990        1991        1992        1993        1994        1995         1996        1997        1998        1999

40%
                              34.12
                                                                              32.83
30%
                                                                                                       28.58
                                                                                                                   24.79
                                                                                           21.22
20%
                                                                                                                               14.88
                                                      11.06
10%
                                          8.73
                  1.38
0%
                                                                  (0.32)

(10%)
------------------------------------------------------------------------------------------------------------------------------------


[ ] J.P. Morgan Institutional U.S. Equity Fund


For the period covered by this year-by-year total return chart, the fund's highest quarterly return was 21.46% (for the quarter ended 12/31/98); and the lowest quarterly return was -11.83% (for the quarter ended 9/30/90).



Average annual total return (%)      Shows performance over time, for periods ended December 31, 1999(1)
-----------------------------------------------------------------------------------------------------------------
                                                                    Past 1 yr.      Past 5 yrs.      Past 10 yrs.
J.P. Morgan Institutional U.S. Equity Fund (after expenses)           14.88            24.31            17.12
-----------------------------------------------------------------------------------------------------------------
S&P 500 Index  (no expenses)                                          21.04            28.55            18.21
-----------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
INVESTOR EXPENSES
The expenses of the fund before reimbursement are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.

Annual fund operating expenses(3) (%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
Management fees                                                             0.40
Marketing (12b-1) fees                                                      none
Other expenses(4)                                                           0.23
--------------------------------------------------------------------------------
Total annual fund
operating expenses(4)                                                       0.63
--------------------------------------------------------------------------------

Expense example
--------------------------------------------------------------------------------
The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, total operating expenses unchanged, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                            1 yr.      3 yrs.      5 yrs.      10 yrs.
Your cost($)                 64         202         351          786
--------------------------------------------------------------------------------


(1) The fund commenced operations on 9/17/93. For the period 1/1/90 through 9/30/93, returns reflect performance of The Pierpont Equity Fund, the predecessor of the fund.


(2) The fund's fiscal year end is 5/31.

(3) The fund has a master/feeder structure as described on page 17. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year, before reimbursement, expressed as a percentage of the fund's average net assets.

(4) After reimbursement, other expenses and total operating expenses are 0.20% and 0.60%, respectively. This reimbursement arrangement can be changed or terminated at any time at the option of J.P. Morgan.

                                  J.P. MORGAN INSTITUTIONAL U.S. EQUITY FUND | 5

J.P. MORGAN INSTITUTIONAL
U.S. SMALL COMPANY FUND                                   | TICKER SYMBOL: JUSSX
--------------------------------------------------------------------------------
[GRAPHIC OMITTED]
RISK/RETURN SUMMARY

For a more detailed discussion of the fund's investments and their main risks, as well as fund strategies, please see pages 20-21.

[GRAPHIC OMITTED]
GOAL

The fund's goal is to provide high total return from a portfolio of small company stocks. This goal can be changed without shareholder approval.

[GRAPHIC OMITTED]
INVESTMENT APPROACH

Principal Strategies
The fund invests primarily in small and medium sized U.S. companies whose market capitalizations are greater than $100 million and less than $2 billion. Industry by industry, the fund's weightings are similar to those of the Russell 2000 Index. The fund can moderately underweight or overweight industries when it believes it will benefit performance.

Within each industry, the fund focuses on those stocks that are ranked as most undervalued according to the process described on page 13. The fund generally considers selling stocks that appear overvalued or have grown into large-cap stocks.

Principal Risks
The value of your investment in the fund will fluctuate in response to movements in the stock market. Fund performance will also depend on the effectiveness of J.P. Morgan's research and the management team's stock picking decisions.

Small-cap stocks have historically offered higher long-term growth than large-cap stocks, and have also involved higher risks. The fund's small-cap emphasis means it is likely to be more sensitive to economic news and is likely to fall further in value during broad market downturns. The fund pursues returns that exceed those of the Russell 2000 Index while seeking to limit its volatility relative to this index.

An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
(J.P. MORGAN INSTITUTIONAL U.S. SMALL COMPANY FUND)


PORTFOLIO MANAGEMENT
The  fund's  assets  are  managed  by  J.P.  Morgan,   which  currently  manages
approximately $349 billion, including more than $4.5 billion using similar strategies as the fund.

The portfolio management team is led by Marian U. Pardo, managing director, and Alexandra F. Wells, vice president. Ms. Pardo has been at J.P. Morgan since 1968, except for five months in 1998 when she was president of a small investment management firm. Prior to managing the fund, Ms. Pardo managed small and large cap equity portfolios, equity and convertible funds, and several institutional portfolios. Ms. Wells joined the team in March 1998 and has been with J.P. Morgan since 1992. Prior to managing the fund, Ms. Wells managed large cap equity portfolios, and prior to that served as an equity research analyst.


--------------------------------------------------------------------------------
Before you invest

Investors considering the fund should understand that:

o There is no assurance that the fund will meet its investment goal.

o The fund does not represent a complete investment program.

6 | J.P. MORGAN INSTITUTIONAL U.S. SMALL COMPANY FUND

--------------------------------------------------------------------------------
PERFORMANCE (unaudited)

The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan Institutional U.S. Small Company Fund.

The bar chart indicates some of the risks by showing changes in the performance of the fund's shares from year to year for each of the fund's last 10 calendar years.

The table indicates some of the risks by showing how the fund's average annual returns for the past one, five and ten years compare to those of the Russell 2000 Index. This is a widely recognized, unmanaged index of small cap U.S. stocks used as a measure of overall U.S. small company stock performance.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Year-by-year total return (%)      Shows changes in returns by calendar year(1,2)
------------------------------------------------------------------------------------------------------------------------------------

                  1990        1991        1992        1993        1994        1995         1996        1997        1998        1999

60%
                              59.59
                                                                                                                               44.30
                                                                              31.88
30%
                                                                                                       22.70
                                                                                           20.84
                                          18.98
                                                      8.59
0%
                                                                                                                   (5.28)
                                                                  (5.81)
                  (24.34)
(30%)
------------------------------------------------------------------------------------------------------------------------------------


[ ] J.P. Morgan Institutional U.S. Small Company Fund


For the period covered by this year-by-year total return chart, the fund's highest quarterly return was 34.75% (for the quarter ended 12/31/99); and the lowest quarterly return was -30.03% (for the quarter ended 9/30/90).



Average annual total return (%)      Shows performance over time, for periods ended December 31, 1999(1)
----------------------------------------------------------------------------------------------------------------------
                                                                         Past 1 yr.      Past 5 yrs.      Past 10 yrs.

J.P. Morgan Institutional U.S. Small Company Fund (after expenses)         44.30            21.73            14.66
----------------------------------------------------------------------------------------------------------------------
Russell 2000 Index  (no expenses)                                          21.26            16.69            13.40
----------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
INVESTOR EXPENSES
The expenses of the fund before reimbursement are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.

Annual fund operating expenses(3) (%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
Management fees                                                             0.60
Marketing (12b-1) fees                                                      none
Other expenses(4)                                                           0.25
--------------------------------------------------------------------------------
Total annual fund
operating expenses(4)                                                       0.85
--------------------------------------------------------------------------------

Expense example
--------------------------------------------------------------------------------
The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, total operating expenses unchanged, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                            1 yr.      3 yrs.      5 yrs.      10 yrs.
Your cost($)                 87          271        471         1,049
--------------------------------------------------------------------------------


(1) The fund commenced operations on 11/4/93. For the period 1/1/90 through 11/30/93 returns reflect performance of The Pierpont Capital Appreciation Fund, the predecessor of the fund.


(2) The fund's fiscal year end is 5/31.

(3) The fund has a master/feeder structure as described on page 17. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year, before reimbursement, expressed as a percentage of the fund's average net assets.

(4) After reimbursement other expenses and total operating expenses are 0.20% and 0.80%, respectively. This reimbursement arrangement can be changed or terminated at any time at the option of J.P. Morgan.

                           J.P. MORGAN INSTITUTIONAL U.S. SMALL COMPANY FUND | 7

J.P. MORGAN INSTITUTIONAL TAX AWARE
DISCIPLINED EQUITY FUND                                   | TICKER SYMBOL: JPDEX
--------------------------------------------------------------------------------
[GRAPHIC OMITTED]
RISK/RETURN SUMMARY

For a more detailed discussion of the fund's investments and their main risks, as well as fund strategies, please see pages 20-21.

[GRAPHIC OMITTED]
GOAL

The fund's goal is to provide high after tax total return from a portfolio of selected equity securities. This goal can be changed without shareholder approval.

[GRAPHIC OMITTED]
INVESTMENT APPROACH

Principal Strategies
The fund invests primarily in large- and medium-capitalization U.S. companies. Industry by industry, the fund's weightings are similar to those of the Standard & Poor's 500 Stock Index (S&P 500). The fund does not look to underweight or overweight industries.

Within each industry, the fund modestly overweights stocks that are ranked as undervalued or fairly valued while modestly underweighting or not holding stocks that appear overvalued. (The process used to rank stocks according to their relative valuations is described on page 13.) Therefore, the fund tends to own a larger number of stocks within the S&P 500 than the U.S. Equity Fund.

To this investment approach the fund adds the element of tax aware investing. The fund's tax aware investment strategies are described on page 13.

Principal Risks
The value of your investment in the fund will fluctuate in response to movements in the stock market. Fund performance will also depend on the effectiveness of J.P. Morgan's research and the management team's stock picking decisions.

By owning a large number of stocks within the S&P 500, with an emphasis on those that appear undervalued or fairly valued, and by tracking the industry weightings of that index, the fund seeks returns that modestly exceed those of the S&P 500 over the long term with virtually the same level of volatility. The fund's tax aware strategies may reduce your capital gains but will not eliminate them. Maximizing after-tax returns may require trade-offs that reduce pre-tax returns.

An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

REGISTRANT: J.P. MORGAN SERIES TRUST
(J.P. MORGAN TAX AWARE DISCIPLINED EQUITY FUND:
INSTITUTIONAL SHARES)


PORTFOLIO MANAGEMENT
The  fund's  assets  are  managed  by  J.P.  Morgan,   which  currently  manages
approximately $349 billion, including more than $2.3 billion using similar strategies as the fund.


The portfolio management team is led by Robin B. Chance, vice president, and Frederic A. Nelson, managing director, who have been on the team since the fund's inception in January of 1997. Ms. Chance has been at J.P. Morgan since 1987, Mr. Nelson since May 1994. Prior to managing this fund, both were respon sible for structured equity strategies. Prior to joining Morgan, Mr. Nelson was a portfolio manager at Bankers Trust.

--------------------------------------------------------------------------------
Before you invest

Investors considering the fund should understand that:

o There is no assurance that the fund will meet its investment goal.

o The fund does not represent a complete investment program.

8 | J.P. MORGAN INSTITUTIONAL TAX AWARE DISCIPLINED EQUITY FUND

--------------------------------------------------------------------------------
PERFORMANCE (unaudited)

The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan Institutional Tax Aware Disciplined Equity Fund.


The bar chart indicates some of the risks by showing changes in the performance of the fund's shares from year to year for each of the past 2 calendar years.


The table indicates some of the risks by showing how the fund's average annual returns for the past year and the life of the fund compare to those of the S&P 500 Index. This is a widely recognized, unmanaged index of U.S. stocks used as a measure of overall U.S. stock performance.

The fund's past performance does not necessarily indicate how the fund will perform in the future.


Total return (%)      Shows changes in returns by calendar year(1,2)
--------------------------------------------------------------------------------
                                                         1998              1999


40%
                                                         31.82
                                                                           17.39
20%


0%
--------------------------------------------------------------------------------

[ ] J.P. Morgan Institutional Tax Aware Disciplined Equity Fund


For the period covered by this total return chart, the fund's highest quarterly return was 22.98% (for the quarter ended 12/31/98) and the lowest quarterly return was -10.05%(for the quarter ended 9/30/98).



Average annual total return (%)      Shows performance over time, for periods ended December 31, 1999
---------------------------------------------------------------------------------------------------------------


                                                                                Past 1 yr.      Life of fund(1)

J.P. Morgan Institutional Tax Aware Disciplined Equity Fund (after expenses)      17.39              26.33
---------------------------------------------------------------------------------------------------------------
S&P 500 Index (no expenses)                                                       21.04              25.81
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
INVESTOR EXPENSES
The expenses of the fund before and after reimbursement are shown at right. The fund has no sales, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.

Shareholder transaction expenses(3)
--------------------------------------------------------------------------------
Redemption fees (% of your cash proceeds)
--------------------------------------------------------------------------------
Shares held for less than one year                                          1.00
Shares held one year or longer                                              none

Annual expenses (% of fund assets)
--------------------------------------------------------------------------------
Management fees                                                             0.35
Marketing (12b-1) fees                                                      none
Other expenses                                                              0.30
--------------------------------------------------------------------------------
Total operating expenses                                                    0.65
Fee waiver and
expense reimbursement(3)                                                    0.10
--------------------------------------------------------------------------------
Net expenses(3)                                                             0.55
--------------------------------------------------------------------------------


Expense example(3)
--------------------------------------------------------------------------------
The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, net expenses for the period 3/1/00 through 2/28/01 and total operating expenses thereafter, and all shares sold at the end of each time period. In the one year example, the first number assumes that you continued to hold your shares, the second that you sold all shares for cash at the end of the period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.


--------------------------------------------------------------------------------
                             1 yr.      3 yrs.      5 yrs.      10 yrs.
Your cost($)                60/160       202         356          805
--------------------------------------------------------------------------------

(1) The fund commenced operations on 1/30/97, and returns reflect performance of the fund from 1/31/97.

(2) The fund's fiscal year end is 10/31.


(3) Reflects an agreement dated 3/1/00 by Morgan Guaranty Trust Company of New York, an affiliate of J.P. Morgan, to reimburse the fund to the extent expenses (excluding extraordinary expenses) exceed 0.55% of the fund's average daily net assets through 2/28/01.


                 J.P. MORGAN INSTITUTIONAL TAX AWARE DISCIPLINED EQUITY FUND | 9

J.P. MORGAN INSTITUTIONAL
SMARTINDEX(TM) FUND                                       | TICKER SYMBOL: JPISX
--------------------------------------------------------------------------------
[GRAPHIC OMITTED]
RISK/RETURN SUMMARY


For a more detailed discussion of the fund's investments and their main risks, as well as fund strategies, please see pages 20-21.

[GRAPHIC OMITTED]
GOAL

The fund's goal is to provide a consistently high total return from a broadly diversified portfolio of approximately 350 equity securities while maintaining risk characteristics similar to the S&P 500. This goal can be changed without shareholder approval.

[GRAPHIC OMITTED]
INVESTMENT APPROACH

Principal Strategies
The fund invests primarily in large and medium capitalization U.S. and foreign companies included in the S&P 500. While the fund seeks to invest in a portfolio of stocks with risk characteristics similar to the S&P 500, the fund may invest a portion of its assets in stocks which are not part of the index. The fund's sector weightings are expected to be similar to those of the S&P 500. Within each industry, the fund may moderately overweight stocks that appear undervalued or fairly valued and underweight or not hold stocks that appear overvalued, according to the investment process described on page 13. Accordingly, the fund's performance is expected to differ from that of the S&P 500. The fund expects to ordinarily hold a portfolio of approximately 350 stocks. The fund generally considers selling stocks that appear significantly overvalued.

By controlling the sector weightings of the fund so they can differ only moderately from the sector weightings of the S&P 500, the fund seeks to limit its volatility to that of the overall market, as represented by this index.

Principal Risks
The value of your investment in the fund will fluctuate in response to movements in the stock market. Fund performance also will depend on the effectiveness of J.P. Morgan's research and the management team's stock picking decisions.

An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

REGISTRANT: J.P. MORGAN SERIES TRUST
(J.P. MORGAN SMARTINDEX FUND: INSTITUTIONAL
SHARES)


PORTFOLIO MANAGEMENT
The  fund's  assets  are  managed  by  J.P.  Morgan,   which  currently  manages
approximately $349 billion, including more than $2.7 billion using the same strategy as the fund.


The portfolio management team is led by James C. Wiess and Timothy J. Devlin, both vice presidents. Mr. Wiess has been at J.P. Morgan since 1992, and prior to managing this fund managed other structured equity portfolios for J.P. Morgan. Mr. Devlin has been at J.P. Morgan since July of 1996, and prior to that time was an equity portfolio manager at Mitchell Hutchins Asset Management Inc.

--------------------------------------------------------------------------------
Before you invest

Investors considering the fund should understand that:

o There is no assurance that the fund will meet its investment goal.

o The fund does not represent a complete investment program.

10 | J.P. MORGAN INSTITUTIONAL SMARTINDEX(TM)FUND

--------------------------------------------------------------------------------
PERFORMANCE (unaudited)

The bar chart and table shown below provide some indication of the risks of investing in J.P. Morgan Institutional SmartIndex(TM) Fund.

The bar chart indicates some of the risks by showing the performance of the fund's during its first complete calendar year of operations.

The table indicates some of the risks by showing how the fund's average annual returns for the past year and life of fund compare to those of the S&P 500 Index. This is a widely recognized, unmanaged index of U.S. stocks used as a measure of overall U.S. stock performance.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Total return (%)      Shows changes in returns by calendar year(1,2)
--------------------------------------------------------------------------------
                                                                           1999
20%
                                                                           19.61


10%


0%
--------------------------------------------------------------------------------


[ ] J.P. Morgan Institutional SmartIndex(TM) Fund


For the period covered by this total return chart, the fund's highest quarterly return was 12.97% (for the quarter ended 12/31/99); and the lowest quarterly return was -6.27% (for the quarter ended 9/30/99).


Average annual total return (%)      Shows performance over time, for periods ended December 31, 1999
-----------------------------------------------------------------------------------------------------
                                                                      Past 1 yr.      Life of fund(1)
J.P. Morgan Institutional SmartIndex(TM) Fund (after expenses)           19.61             19.61
-----------------------------------------------------------------------------------------------------
S&P 500 Index  (no expenses)                                             21.04             21.04
-----------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
INVESTOR EXPENSES
The expenses of the fund before and after reimbursement are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.

Annual fund operating expenses(3)(%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
Management fees                                                             0.25
Marketing (12b-1) fees                                                      none
Other expenses                                                              5.19
--------------------------------------------------------------------------------
Total operating expenses                                                    5.44

Fee waiver and
expense reimbursement(4)                                                    5.09
--------------------------------------------------------------------------------
Net expenses(4)                                                             0.35
--------------------------------------------------------------------------------



Expense example(4)
--------------------------------------------------------------------------------
The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, net expenses for the period 10/1/99 through 9/30/00 and total operating expenses thereafter, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.



--------------------------------------------------------------------------------
                                  1 yr.      3 yrs.
Your cost($)                       36        1,169
--------------------------------------------------------------------------------

(1) The fund commenced operations on 12/31/98.


(2) The fund's fiscal year end is 5/31.


(3) This table shows the fund's expenses expressed as a percentage of the fund's average net assets.



(4) Reflects an agreement dated 10/1/99 by Morgan Guaranty Trust Company of New York, an affiliate of J.P. Morgan, to reimburse the fund to the extent expenses (excluding extraordinary expenses) exceed 0.35% of the fund's average daily net assets through 9/30/00.



                               J.P. MORGAN INSTITUTIONAL SMARTINDEX(TM)FUND | 11

U.S. EQUITY MANAGEMENT APPROACH
--------------------------------------------------------------------------------


J.P. MORGAN
Known for its commitment to proprietary research and its disciplined invest ment strategies, J.P. Morgan is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals. Today, J.P. Morgan employs over 380 analysts and portfolio managers around the world and has approximately $349 billion in assets under management, including assets managed by the funds' advisor, J.P. Morgan Investment Management Inc.


J.P. MORGAN U.S. EQUITY FUNDS
These funds invest primarily in U.S. stocks either directly or through another fund. As a shareholder, you should anticipate risks and rewards beyond those of a typical bond fund or a typical balanced fund.

THE SPECTRUM OF U.S. EQUITY FUNDS
The funds described in this prospectus pursue a range of goals and offer varying degrees of risk and potential reward. Differences between these funds include:

o how much emphasis they give to the most undervalued stocks

o how closely they follow the industry weightings of their benchmarks

o how many securities they typically maintain in their portfolios

o the size or market capitalization of the companies in which they invest

o whether they focus on before-tax or after-tax returns

The table below shows degrees of the relative risk and return that these funds potentially offer. These and other distinguishing features of each U.S. equity fund were described on the preceding pages.

--------------------------------------------------------------------------------
Who May Want To Invest

The funds are designed for investors who:

o are pursuing a long-term goal such as retirement

o want to add an investment with growth potential to further diversify a portfolio

o want funds that seek to outperform the markets in which they each invest over the long term

o with regard to the Tax Aware Fund, are individuals that could benefit from a strategy that pursues returns from an after-tax perspective

The funds are not designed for investors who:

o want funds that pursue market trends or focus only on particular industries or sectors

o require regular income or stability of principal

o are pursuing a short-term goal or investing emergency reserves

o with regard to the Tax Aware Fund, are investing through a tax-deferred account such as an IRA.

Potential risk and return
--------------------------------------------------------------------------------

The positions of the funds in this graph reflect long-term performance goals only and are relative, not absolute.

[GRAPHIC OMITTED]

12 | U.S. EQUITY MANAGEMENT APPROACH

--------------------------------------------------------------------------------
U.S. EQUITY INVESTMENT PROCESS
The J.P. Morgan U.S. equity funds invest primarily in U.S. stocks. The Tax Aware Fund does so while seeking to enhance after-tax returns.

While each fund follows its own strategy, the funds as a group share a single investment philosophy. This philosophy, developed by the funds' advisor, focuses on stock picking while largely avoiding sector or market-timing strategies.

In managing the funds, J.P. Morgan employs a three-step process:

[GRAPHIC OMITTED]
J.P. Morgan analysts develop proprietary
                    fundamental research

Research J.P. Morgan takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential. J.P. Morgan's in-house research is developed by an extensive worldwide network of over 120 career analysts. The team of analysts dedicated to U.S. equities includes more than 20 members, with an average of over ten years of experience.

[GRAPHIC OMITTED]
Stocks in each industry are ranked
           with the help of models

Valuation The research findings allow J.P. Morgan to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

[GRAPHIC OMITTED]
Using research and valuations,
   each fund's management team
   chooses stocks for its fund

Stock selection Each fund buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, each management team buys stocks that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the funds' managers often consider a number of other criteria:

o catalysts that could trigger a rise in a stock's price

o high potential reward compared to potential risk

o temporary mispricings caused by market overreactions

--------------------------------------------------------------------------------
TAX AWARE INVESTING AT J.P. MORGAN
The Tax Aware Disciplined Equity Fund is designed to reduce, but not eliminate, capital gains distributions to shareholders. In doing so, the fund sells securities when the anticipated performance benefit justifies the resulting tax liability. This strategy often includes holding securities long enough to avoid higher, short-term capital gains taxes, selling shares with a higher cost basis first, and offsetting gains realized in one security by selling another security at a capital loss. The fund is aided in this process by a tax-sensitive optimization model developed by J.P. Morgan.

The Tax Aware Disciplined Equity Fund generally intends to pay redemption proceeds in cash; however it reserves the right at its sole discretion to pay redemptions over $250,000 in-kind as a portfolio of representative stocks rather than cash. An in-kind redemption payment can shield the fund -- and other shareholders -- from tax liabilities that might otherwise be incurred. It is not subject to a redemption fee by the fund. However, the stocks received will continue to fluctuate in value after redemption and will be subject to brokerage or other transaction costs when liquidated.

                                            U.S. EQUITY MANAGEMENT APPROACH | 13

YOUR INVESTMENT
--------------------------------------------------------------------------------

For your convenience, the J.P. Morgan Institutional Funds offer several ways to start and add to fund investments.

INVESTING THROUGH A FINANCIAL PROFESSIONAL
If you work with a financial professional, either at J.P. Morgan or elsewhere, he or she is prepared to handle your planning and transaction needs. Your financial professional will be able to assist you in establishing your fund account, executing transactions, and monitoring your investment. If your fund investment is not held in the name of your financial professional and you prefer to place a transaction order yourself, please use the instructions for investing directly.

INVESTING THROUGH AN EMPLOYER-SPONSORED RETIREMENT PLAN Your fund investments are handled through your plan. Refer to your plan materials or contact your benefits office for information on buying, selling, or exchanging fund shares.

INVESTING THROUGH AN IRA OR ROLLOVER IRA
Please contact a J.P. Morgan Retirement Services Specialist at 1-888-576-4472 for information on J.P. Morgan's comprehensive IRA services, including lower minimum investments.

INVESTING DIRECTLY
Investors may establish accounts without the help of an intermediary by using the instructions below and at right:

o Choose a fund (or funds) and determine the amount you are investing. The minimum amount for initial investments is $1,000,000 for the Disciplined Equity and U.S. Small Company funds and $3,000,000 for the U.S. Equity, Tax Aware Disciplined Equity and SmartIndex(TM) funds and for additional investments $25,000, although these minimums may be less for some investors. For more information on minimum investments, call 1-800-766-7722.

o Complete the application, indicating how much of your investment you want to allocate to which fund(s). Please apply now for any account privileges you may want to use in the future, in order to avoid the delays associated with adding them later on.

o Mail in your application, making your initial investment as shown on the right.

For answers to any questions, please speak with a J.P. Morgan Funds Services Representative at 1-800-766-7722.

OPENING YOUR ACCOUNT

  By wire

o Mail your completed application to the Shareholder Services Agent.

o Call the Shareholder Services Agent to obtain an account number and to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o After placing your purchase order, instruct your bank to wire the amount of your investment to:

  Morgan Guaranty Trust Company of New York-Delaware
  Routing number: 031-100-238
  Credit: J.P. Morgan Institutional Funds
  Account number: 001-57-689
  FFC: your account number, name of registered owner(s) and fund name.

  By check

o Make out a check for the investment amount payable to J.P. Morgan Institutional Funds

o Mail the check with your completed application to the Shareholder Services Agent.

  By exchange

o Call the Shareholder Services Agent to effect an exchange.

ADDING TO YOUR ACCOUNT

  By wire

o Call the Shareholder Services Agent to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o Once you have placed your purchase order, instruct your bank to wire the amount of your investment as described above.

  By check

o Make out a check for the investment amount payable to J.P. Morgan Institutional Funds.

o Mail the check with a completed investment slip to the Shareholder Services Agent. If you do not have an investment slip, attach a note indicating your account number and how much you wish to invest in which fund(s).

  By exchange

o Call the Shareholder Services Agent to effect an exchange.

14 | YOUR INVESTMENT

SELLING SHARES

  By phone -- wire payment

o Call the Shareholder Services Agent to verify that the wire redemption privilege is in place on your account. If it is not, a representative can help you add it.

o Place your wire request. If you are transferring money to a non-Morgan account, you will need to provide the representative with the personal identification number (PIN) that was provided to you when you opened your fund account.

  By phone -- check payment

o Call the Shareholder Services Agent and place your request. Once your request has been verified, a check for the net cash amount, payable to the registered owner(s), will be mailed to the address of record. For checks payable to any other party or mailed to any other address, please make your request in writing (see below).

  In writing

o Write a letter of instruction that includes the following information: The name of the registered owner(s) of the account; the account number; the fund name; the amount you want to sell; and the recipient's name and address or wire information, if different from those of the account registration.

o Indicate whether you want the proceeds sent by check or by wire.

o Make sure the letter is signed by an authorized party. The Shareholder Services Agent may require additional information, such as a signature guarantee.

o Mail the letter to the Shareholder Services Agent.

  By exchange

o Call the Shareholder Services Agent to effect an exchange.

  Redemption in kind

o Each fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

ACCOUNT AND TRANSACTION POLICIES
Telephone orders The funds accept telephone orders from all shareholders. To guard against fraud, the funds require shareholders to use a PIN, and may record telephone orders or take other reasonable precautions. However, if a fund does take such steps to ensure the authenticity of an order, you may bear any loss if the order later proves fraudulent.

Exchanges You may exchange shares in these funds for shares in any other J.P. Morgan Institutional or J.P. Morgan mutual fund at no charge (subject to the securities laws of your state). When making exchanges, it is important to observe any applicable minimums. Keep in mind that for tax purposes an exchange is considered a sale.

A fund may alter, limit, or suspend its exchange policy at any time.

Business days and NAV calculations The funds' regular business days and hours are the same as those of the New York Stock Exchange (NYSE). Each fund calculates its net asset value per share (NAV) every business day as of the close of trading on the NYSE(normally 4:00 p.m. eastern time). Each fund's securities are typically priced using market quotes or pricing services. When these methods are not available or do not represent a security's value at the time of pricing, (e.g., when an event occurs after the close of trading that would materially impact a security's value) the security is valued in accordance with the fund's fair valuation procedures.

Timing of orders Orders to buy or sell shares are executed at the next NAV calculated after the order has been accepted. Orders are accepted until the close of trading on the NYSE every business day and are executed the same day, at that day's NAV. A fund has the right to suspend redemption of shares, as permitted by law, and to postpone payment of proceeds for up to seven days.

--------------------------------------------------------------------------------
        Shareholder Services Agent
        J.P. Morgan Funds Services
        522 Fifth Avenue
        New York, NY 10036
        1-800-766-7722

        Representatives are available 8:00 a.m. to 5:00 p.m. eastern time on fund business days.

                                                            YOUR INVESTMENT | 15

--------------------------------------------------------------------------------
Timing of settlements When you buy shares, you will become the owner of record when a fund receives your payment, generally the day following execution. When you sell shares, cash proceeds are generally available the day following execution and will be forwarded according to your instructions. In-kind redemptions (described on page 15) will be available as promptly as is feasible.

When you sell shares that you recently purchased by check, your order will be executed at the next NAV but the proceeds will not be available until your check clears. This may take up to 15 days.

Statements and reports The funds send monthly account statements as well as confirmations after each purchase or sale of shares (except reinvestments). Every six months each fund sends out an annual or semi-annual report containing information on its holdings and a discussion of recent and anticipated market conditions and fund performance.

Accounts with below-minimum balances If your account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), each fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 60 days after notification, each fund reserves the right to close out your account and send the proceeds to the address of record.

DIVIDENDS AND DISTRIBUTIONS
Income dividends are typically paid four times a year for the Disciplined Equity, U.S. Equity, Tax Aware Disciplined Equity and SmartIndex(TM) funds; and twice a year for the U.S. Small Company fund. Each fund typically makes capital gains distributions, if any, once per year. However, a fund may make more or fewer payments in a given year, depending on its investment results and its tax compliance situation. Each fund's dividends and distributions consist of most or all of its net investment income and net realized capital gains.

Dividends and distributions are reinvested in additional fund shares. Alternatively, you may instruct your financial professional or J.P. Morgan Funds Services to have them sent to you by check, credited to a separate account, or invested in another J.P. Morgan Institutional Fund.

TAX CONSIDERATIONS
In  general,   selling  shares  for  cash,   exchanging  shares,  and  receiving
distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities for taxable accounts:

--------------------------------------------------------------------------------
Transaction                            | Tax status
--------------------------------------------------------------------------------
Income dividends                         Ordinary income
--------------------------------------------------------------------------------
Short-term capital gains                 Ordinary income
distributions
--------------------------------------------------------------------------------
Long-term capital gains                  Capital gains
distributions
--------------------------------------------------------------------------------
Sales or exchanges of shares             Capital gains or losses
owned for more than one year
--------------------------------------------------------------------------------
Sales or exchanges of shares             Gains are treated as ordinary
owned for one year or less               income; losses are subject
                                         to special rules
--------------------------------------------------------------------------------

Because long-term capital gains distributions are taxable as capital gains regardless of how long you have owned your shares, you may want to avoid making a substantial investment when a fund is about to declare a long-term capital gains distribution.

Every January, each fund issues tax information on its distributions for the previous year.

Any investor for whom a fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

Because each investor's tax circumstances are unique, please consult your tax professional about your fund investment.

16 | YOUR INVESTMENT

FUND DETAILS
--------------------------------------------------------------------------------
BUSINESS STRUCTURE
As noted earlier, each fund (except the Tax Aware Disciplined Equity and SmartIndex(TM) funds) is a series of J.P Morgan Institutional Funds, a Massachusetts business trust, and is a "feeder" fund that invests in a master portfolio. (Except where indicated, this prospectus uses the term "the fund" to mean the feeder fund and its master portfolio taken together.)

Each master portfolio accepts investments from other feeder funds, and all the feeders of a given master portfolio bear the portfolio's expenses in proportion to their assets. However, each feeder can set its own transaction minimums, fund-specific expenses and other conditions. This means that one feeder could offer access to the same master portfolio on more attractive terms, or could experience better performance, than another feeder. Information about other feeders is available by calling 1-800-766-7722. Generally, when a master portfolio seeks a vote, its feeder fund will hold a shareholder meeting and cast its vote proportionately, as instructed by its shareholders. Fund shareholders are entitled to one full or fractional vote for each dollar or fraction of a dollar invested.

Each feeder fund and its master portfolio expect to maintain consistent goals, but if they do not, the feeder fund will withdraw from the master portfolio, receiving its assets either in cash or securities. Each feeder fund's trustees would then consider whether a fund should hire its own investment adviser, invest in a different master portfolio, or take other action.

The Tax Aware Disciplined Equity and SmartIndex(TM) funds are each a series of J.P. Morgan Series Trust, a Massachusetts business trust. Information about other series or classes is available by calling 1-800-766-7722. In the future, the trustees could create other series or share classes, which would have different expenses.

MANAGEMENT AND ADMINISTRATION
The feeder funds described in this prospectus, their corresponding master portfolios, and J.P. Morgan Series Trust are all governed by the same trustees. The trustees are responsible for overseeing all business activities. The trustees are assisted by Pierpont Group, Inc., which they own and operate on a cost basis; costs are shared by all funds governed by these trustees. Funds Distributor, Inc., as co-administrator, along with J.P. Morgan, provides fund officers. J.P. Morgan, as co-administrator, oversees each fund's other service providers.

J.P. Morgan, subject to the expense reimbursements described earlier in this prospectus, receives the following fees for investment advisory and other services:

--------------------------------------------------------------------------------
Advisory services                       Percentage of the master
                                        portfolio's average net assets
Disciplined Equity                      0.35%
U.S. Equity                             0.40%
U.S. Small Company                      0.60%
--------------------------------------------------------------------------------
Administrative services                 Master portfolio's and fund's pro-
(fee shared with Funds                  rata portions of 0.09% of the
Distributor, Inc.)                      first $7 billion in J.P. Morgan-
                                        advised portfolios, plus 0.04% of
                                        average net assets over
                                        $7 billion
--------------------------------------------------------------------------------
Shareholder services                    0.10% of the fund's average
                                        net assets
--------------------------------------------------------------------------------

The Tax Aware Disciplined Equity and SmartIndex(TM) funds, subject to the expense reimbursements described earlier in this prospectus, pay J.P. Morgan the following fees for investment advisory and other services:

--------------------------------------------------------------------------------
Advisory services                       Percentage of the fund's
                                        average net assets
Tax Aware Disciplined                   0.35%
  Equity
SmartIndex(TM)                          0.25%
--------------------------------------------------------------------------------
Administrative services                 Fund's pro-rata portion of 0.09%
(fee shared with Funds                  of the first $7 billion of
Distributor, Inc.)                      average net assets in
                                        J.P. Morgan-advised portfolios,
                                        plus 0.04% of average
                                        net assets over $7 billion
--------------------------------------------------------------------------------
Shareholder services                    0.10% of the fund's average
                                        net assets
--------------------------------------------------------------------------------

J.P. Morgan may pay fees to certain firms and professionals for providing recordkeeping or other services in connection with investments in a fund.


                                                               FUND DETAILS | 17

--------------------------------------------------------------------------------
PERFORMANCE OF PRIVATE ACCOUNTS


     The Disciplined Equity Fund's investment objective and policies are substantially similar to those used by J.P. Morgan in managing certain discretionary investment management accounts. The chart below shows the historical investment performance for a composite of these private accounts (the "Disciplined Equity Composite").

The performance of the Disciplined Equity Composite does not represent the fund's performance nor should it be interpreted as indicative of the fund's future performance. The accounts in the Disciplined Equity Composite are not subject to the same limitations imposed on mutual funds. If the accounts included in the Disciplined Equity Composite had been subject to these limitations, their performance might have been lower.


Additionally, although it is anticipated that the Disciplined Equity Fund and the Disciplined Equity Composite will hold similar securities, their investment results are expected to differ. In particular, difference in asset size and cash flow resulting from purchases and redemptions of fund shares may result in different securities selections, differences in the relative weightings of securities or differences in the prices paid for particular fund holdings.


The performance of the Disciplined Equity Composite reflects the deductions of the Disciplined Equity Fund's total operating expenses, after expense reimbursement, and the reinvestment of dividends and other distributions. The performance information is the average annual total return of the Disciplined Equity Composite for the periods indicated.


                                                 Annual Total Returns for the Year Ended December 31,


                       1990       1991       1992       1993       1994       1995       1996       1997       1998       1999
Disciplined Equity
Composite             -2.94%     30.39%     11.75%     10.20%      2.21%     37.87%     23.26%     33.37%     31.91%     18.82%
-----------------------------------------------------------------------S&P 500               -3.11%     30.47%      7.62%
10.08%      1.32%     37.58%     22.96%     33.36%     28.58%     21.04%
-----------------------------------------------------------------------

     The Disciplined Equity Composite currently includes all discretionary accounts managed by J.P. Morgan using substantially similar investment strategy as the Disciplined Equity Fund. The inception date for the Disciplined Equity Composite was October 31, 1989. Prior to January 1, 1993 the composite may not have included all discretionary accounts.

The SmartIndex(TM) Fund's investment objective and policies are substantially similar to those used by J.P. Morgan in managing certain discretionary investment management accounts. The chart below shows the historical investment performance for a composite of these private accounts (the "SmartIndex(TM) Composite").


The performance of the SmartIndex(TM) Composite does not represent the fund's performance nor should it be interpreted as indicative of the fund's future performance. The accounts in the SmartIndex(TM) Composite are not subject to the same limitations imposed on mutual funds. If the accounts included in the SmartIndex(TM) Composite had been subject to these limitations, their performance might have been lower.

Additionally, although it is anticipated that the SmartIndex(TM) Fund and the SmartIndex(TM) Composite will hold similar securities, their investment results are expected to differ. In particular, difference in asset size and cash flow resulting from purchases and redemptions of fund shares may result in different securities selections, differences in the relative weightings of securities or differences in the prices paid for particular SmartIndex(TM) Fund holdings.


The performance of the SmartIndex(TM) Composite reflects the deductions of the SmartIndex(TM) Fund's total operating expenses, after expense reimbursement, and the reinvestment of dividends and other distributions. The performance information is the average annual total return of the SmartIndex(TM) Composite for the periods indicated.


                                                  Annual Total Returns for the Year Ended December 31,
SmartIndex(TM)Fund    1989      1990       1991      1992      1993      1994       1995       1996       1997       1998      1999
Composite            30.24%    -2.43%     29.76%     9.94%    10.44%     2.27%     38.38%     23.72%     33.98%     31.64%    19.21%
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index        31.69%    -3.11%     30.47%     7.62%    10.08%     1.32%     37.58%     22.96%     33.36%     28.58%    21.04%
------------------------------------------------------------------------------------------------------------------------------------


The SmartIndex(TM) Composite currently includes all discretionary accounts managed by J.P. Morgan using the same investment strategy as the fund. The inception date for the SmartIndex(TM) Composite was December 31, 1988. Prior to January 1, 1993 the composite may not have included all discretionary accounts.


18 | FUND DETAILS

--------------------------------------------------------------------------------

                     (THIS PAGE IS INTENTIONALLY LEFT BLANK)

--------------------------------------------------------------------------------
RISK AND REWARD ELEMENTS
This table discusses the main elements that make up each fund's overall risk and reward characteristics. It also outlines each fund's policies toward various investments, including those that are designed to help certain funds manage risk.

------------------------------------------------------------------------------------------------------------------------------------
Potential risks                  |  Potential rewards                  |  Policies to balance risk and reward
------------------------------------------------------------------------------------------------------------------------------------
Market conditions

o Each fund's share price and       o Stocks have generally               o Under normal circumstances the funds plan to remain
  performance will fluctuate          outperformed more stable              fully invested, with at least 65% in stocks; stock
  in response to stock market         investments (such as bonds            investments may include U.S. and foreign common stocks,
  movements                           and cash equivalents) over            convertible securities, preferred stocks, trust or
                                      the long term                         partnership interests, warrants, rights, and investment
o Adverse market conditions                                                 company securities
  may from time to time cause
  a fund to take temporary                                                o The funds seek to limit risk through diversification
  defensive positions that are
  inconsistent with its                                                   o During severe market downturns, the funds have the
  principal investment                                                      option of investing up to 100% of assets in
  strategies and may hinder a                                               investment-grade short-term securities
  fund from achieving its
  investment objective

Management choices

o A fund could underperform o A fund could outperform its o J.P. Morgan focuses its active management on securities its benchmark due to its benchmark due to these same selection, the area where it believes its commitment to securities and asset choices research can most enhance returns allocation choices

Foreign investments

o Currency exchange rate            o Favorable exchange rate             o Each fund anticipates that its total foreign investments
  movements could reduce gains        movements could generate              will not exceed 20% of assets
  or create losses                    gains or reduce losses
                                                                          o Each fund actively manages the currency exposure of its
o A fund could lose money           o Foreign investments, which            foreign investments relative to its benchmark, and may
  because of foreign                  represent a major portion of          hedge back into the U.S. dollar from time to time (see
  government actions,                 the world's securities,               also "Derivatives")
  political instability, or           offer attractive potential
  lack of adequate and                performance and
  accurate information                opportunities for
                                      diversification

When-issued and delayed
  delivery securities

o When a fund buys securities       o A fund can take advantage of        o Each fund uses segregated accounts to offset leverage
  before issue or for delayed         attractive transaction                risk
  delivery, it could be               opportunities
  exposed to leverage risk if
  it does not use segregated
  accounts


Short-term trading


o Increased trading would           o A fund could realize gains          o The funds generally avoid short-term trading, except to
  raise a fund's brokerage and        in a short period of time             take advantage of attractive or unexpected opportunities
  related costs                                                             or to meet demands generated by shareholder activity.
                                    o A fund could protect against          The turnover rate for each fund for its most recent
o Increased  short-term  capital  losses  if a stock  is  fiscal  year end is as follows:  Disciplined Equity (51%), gains  distributions  would overvalued and its value U.S.  Equity  (84%),  U.S.  Small  Company  (104%),  Tax Aware raise shareholders'  income later falls Disciplined Equity (40%), and SmartIndex(TM)
  (19%) tax liability


20 | FUND DETAILS

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Potential risks                  |  Potential rewards                  |  Policies to balance risk and reward
------------------------------------------------------------------------------------------------------------------------------------
Derivatives

o Derivatives such as futures,      o Hedges that correlate well          o The funds use derivatives for hedging and for risk
  options, swaps, and forward         with underlying positions             management (i.e., to establish or adjust exposure to
  foreign currency contracts          can reduce or eliminate               particular securities, markets or currencies); risk
  that are used for hedging           losses at low cost                    management may include management of a fund's exposure
  the portfolio or specific                                                 relative to its benchmark
  securities may not fully          o A fund could make money and
  offset the underlying               protect against losses if           o The funds only establish hedges that they expect will be
  positions(1) and this could         management's analysis proves          highly correlated with underlying positions
  result in losses to the fund        correct
  that would not have                                                     o While the funds may use derivatives that incidentally
  otherwise occurred                o Derivatives that involve              involve leverage, they do not use them for the specific
                                      leverage could generate               purpose of leveraging their portfolios
o Derivatives used for risk           substantial gains at low
  management may not have the         cost
  intended effects and may
  result in losses or missed
  opportunities

o The counterparty to a
  derivatives contract could
  default

o Derivatives that involve
  leverage could magnify
  losses

o Certain types of derivatives
  involve costs to the funds
  which can reduce returns

Securities lending

o When a fund lends a o A fund may enhance income o J.P. Morgan maintains a list of approved borrowers security, there is a risk through the investment of that the  loaned  securities  the  collateral  received  from o The  fund  receives collateral  equal to at least 100% of may not be returned if the the  borrower the current value of securities loaned borrower defaults
                                                                          o The lending agents indemnify a fund against borrower
o The collateral will be                                                    default
  subject to the risks of the
  securities in which it is                                               o J.P. Morgan's collateral investment guidelines limit the
  invested                                                                  quality and duration of collateral investment to
                                                                            minimize losses

                                                                          o Upon
                                                                            recall,
                                                                            the
                                                                            borrower
                                                                            must
                                                                            return
                                                                            the
                                                                            securities
                                                                            loaned
                                                                            within
                                                                            the
                                                                            normal
                                                                            settlement
                                                                            period

Illiquid holdings

o A fund could have difficulty      o These holdings may offer            o No fund may invest more than 15% of net assets in
  valuing these holdings              more attractive yields or             illiquid holdings
  precisely                           potential growth than
                                      comparable widely traded            o To maintain adequate liquidity to meet redemptions, each
o A fund could be unable to securities fund may hold investment-grade short-term securities  sell these  holdings at the (including  repurchase  agreements and reverse repurchase time or price it desires  agreements) and, for temporary or extraordinary
                                                                            purposes, may borrow from banks up to 331 1/43% of the
                                                                            value of its total assets

(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a pre-determined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

                                                               FUND DETAILS | 21

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial tables are intended to help you understand each fund's financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all dividends and distributions). Except where noted, this information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each fund's financial statements, are included in the respective fund's annual report, which are available upon request.

-------------------------------------------------------------------------------------------------------------
J.P. MORGAN INSTITUTIONAL DISCIPLINED EQUITY FUND


                                                                                                For the six
Per-share data                                   For fiscal periods ended                      months ended
-------------------------------------------------------------------------------------------------------------
                                                 5/31/97(1)      5/31/98          5/31/99         11/30/99
                                                                                               (unaudited)
Net asset value, beginning of period ($)           10.00           11.47            14.96            17.57
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income ($)                        0.04            0.12             0.17             0.15
   Net realized and unrealized gain
   on investment ($)                                1.43            3.62             3.18             0.74
-------------------------------------------------------------------------------------------------------------
Total from investment operations ($)                1.47            3.74             3.35             0.89
-------------------------------------------------------------------------------------------------------------
Less distributions to shareholders from:
   Net investment income ($)                          --           (0.12)           (0.15)           (0.08)
   Net realized gains ($)                             --           (0.13)           (0.59)              --
-------------------------------------------------------------------------------------------------------------
Total distributions to shareholders ($)               --           (0.25)           (0.74)           (0.08)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                 11.47           14.96            17.57            18.38
-------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------
Total return (%)                                   14.70(2)        32.98            23.07             5.08(2)
-------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)           49,726         296,191        1,008,435        1,293,751
-------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
-------------------------------------------------------------------------------------------------------------
   Net expenses (%)                                 0.45(3)         0.45             0.45             0.45(3)
-------------------------------------------------------------------------------------------------------------
   Net investment income (%)                        1.58(3)         1.27             1.14             0.99(3)
-------------------------------------------------------------------------------------------------------------
   Expenses without reimbursement (%)               1.34(3)         0.72             0.60             0.54(3)
-------------------------------------------------------------------------------------------------------------


(1) The fund commenced operations on 1/3/97.
(2) Not annualized.
(3) Annualized.

------------------------------------------------------------------------------------------------------------------------------
J.P. MORGAN INSTITUTIONAL U.S. EQUITY FUND


                                                                                                                 For the six
Per-share data                                For fiscal periods ended                                          months ended
------------------------------------------------------------------------------------------------------------------------------
                                              5/31/95       5/31/96       5/31/97       5/31/98       5/31/99      11/30/99
                                                                                                                (unaudited)
Net asset value, beginning of period ($)        10.92         12.10         14.00         15.66         16.73         15.08
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income ($)                     0.18          0.27          0.17          0.15          0.16          0.07
   Net realized and unrealized gain
   on investment ($)                             1.42          2.66          3.02          3.81          2.39          0.18
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations ($)             1.60          2.93          3.19          3.96          2.55          0.25
------------------------------------------------------------------------------------------------------------------------------
Less distributions to shareholders from:
   Net investment income ($)                    (0.14)        (0.20)        (0.25)        (0.18)        (0.17)        (0.04)
   Net realized gains ($)                       (0.28)        (0.83)        (1.28)        (2.71)        (4.03)           --
------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders ($)         (0.42)        (1.03)        (1.53)        (2.89)        (4.20)        (0.04)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)              12.10         14.00         15.66         16.73         15.08         15.29
------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                15.40         25.43         25.21         28.53         18.66          1.66(1)
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)       172,497       221,368       329,776       378,988       278,253       276,962
------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
------------------------------------------------------------------------------------------------------------------------------
   Net expenses (%)                              0.60          0.60          0.60          0.60          0.60          0.60(2)
------------------------------------------------------------------------------------------------------------------------------
   Net investment income (%)                     2.07          2.08          1.33          0.89          0.89          0.86(2)
------------------------------------------------------------------------------------------------------------------------------
   Expenses without reimbursement (%)            0.71          0.62          0.65          0.63          0.63          0.62(2)
------------------------------------------------------------------------------------------------------------------------------


(1) Not annualized.
(2) Annualized.

22 | FUND DETAILS

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
J.P. MORGAN INSTITUTIONAL U.S. SMALL COMPANY FUND


                                                                                                                     For the six
Per-share data                                For fiscal periods ended                                              months ended
-----------------------------------------------------------------------------------------------------------------------------------
                                              5/31/95        5/31/96        5/31/97        5/31/98        5/31/99      11/30/99
                                                                                                                     (unaudited)
Net asset value, beginning of period ($)        10.03          11.16          13.97          14.09          15.30          11.98
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income ($)                     0.10           0.13           0.10           0.09           0.08           0.02
   Net realized and unrealized gain (loss)
   on investment ($)                             1.12           3.66           1.07           3.04          (1.83)          3.30
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations ($)             1.22           3.79           1.17           3.13          (1.75)          3.32
-----------------------------------------------------------------------------------------------------------------------------------
Less distributions to shareholders from:
   Net investment income ($)                    (0.09)         (0.12)         (0.13)         (0.08)         (0.08)         (0.01)
   Net realized gain ($)                           --          (0.86)         (0.92)         (1.84)         (1.49)            --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions to shareholders ($)         (0.09)         (0.98)         (1.05)         (1.92)         (1.57)         (0.01)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)              11.16          13.97          14.09          15.30          11.98          15.29
-----------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                12.26          35.60           9.44          23.55         (10.79)        27.732
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)       149,279        291,931        401,797        420,413        344,776        390,985
-----------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
-----------------------------------------------------------------------------------------------------------------------------------
   Net expenses (%)                              0.80           0.80           0.80           0.80           0.80           0.80(3)
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss) (%)              1.14           1.20           0.81           0.55           0.55           0.42(3)
-----------------------------------------------------------------------------------------------------------------------------------
   Expenses without reimbursement and
   including interest expense (%)                0.91           0.83           0.85           0.85           0.85           0.82(3)
-----------------------------------------------------------------------------------------------------------------------------------
   Interest expense (%)                            --             --             --           0.00(1)          --             --
-----------------------------------------------------------------------------------------------------------------------------------


(1) Less than 0.01%.
(2) Not annualized.
(3) Annualized.

-----------------------------------------------------------------------------------
J.P. Morgan Institutional Tax Aware Disciplined Equity Fund


Per-share data                                 For fiscal periods ended October 31
-----------------------------------------------------------------------------------
                                                 1997(1)         1998          1999
Net asset value, beginning of period ($)        10.00           12.08         14.71
-----------------------------------------------------------------------------------
Income from investment operations:
   Net investment income ($)                     0.06            0.11          0.15
   Net realized and unrealized gain
   on investment ($)                             2.02            2.68          3.48
-----------------------------------------------------------------------------------
Total from investment operations ($)             2.08            2.79          3.63
-----------------------------------------------------------------------------------
Less distributions to shareholders from:
   Net investment income ($)                       --           (0.16)        (0.15)
-----------------------------------------------------------------------------------
Net asset value, end of period ($)              12.08           14.71         18.19
-----------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------
Total return (%)                                20.80(2)        23.26         24.72
-----------------------------------------------------------------------------------
Net assets, end of period ($ thousands)        12,026          90,079       340,812
-----------------------------------------------------------------------------------
Ratio to average net assets:
-----------------------------------------------------------------------------------
   Net expenses (%)                              0.55(3)         0.55          0.55
-----------------------------------------------------------------------------------
   Net investment income (%)                     1.19(3)         0.97          0.94
-----------------------------------------------------------------------------------
   Expenses without reimbursement (%)            4.59(3)         1.02          0.65
-----------------------------------------------------------------------------------
   Portfolio turnover rate (%)                     35              57            40
-----------------------------------------------------------------------------------


(1) The fund commenced operations on 1/30/97.
(2) Not annualized.
(3) Annualized.

                                                               FUND DETAILS | 23

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
J.P. MORGAN INSTITUTIONAL SMARTINDEX(TM) FUND
                                                                 For the six
Per-share data                     For fiscal periods ended      months ended
--------------------------------------------------------------------------------

                                                    5/31/99(1)      11/30/99
                                                                 (unaudited)
Net asset value, beginning of period ($)              15.00            16.06
--------------------------------------------------------------------------------
Income from investment operations:
   Net investment income ($)                           0.07             0.05
   Net realized and unrealized gain
   on investment ($)                                   1.02             0.94
--------------------------------------------------------------------------------
Total from investment operations ($)                  (1.09)            0.99
--------------------------------------------------------------------------------
Less distributions to shareholders from:
   Net investment income                              (0.03)           (0.05)
--------------------------------------------------------------------------------
Net asset value, end of period ($)                    16.06            17.00
--------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------
Total return (%)                                       7.27(2)          6.18(2)
--------------------------------------------------------------------------------
Net assets, end of period ($ thousands)               5,363          126,956
--------------------------------------------------------------------------------
Ratios to average net assets:
  Net expenses (%)                                     0.35(3)          0.35(3)
--------------------------------------------------------------------------------
  Net investment income(%)                             1.13(3)          1.30(3)
--------------------------------------------------------------------------------
  Expenses without reimbursement (%)                   5.44(3)          0.62(3)
--------------------------------------------------------------------------------
  Portfolio turnover (%)                                 19               17
--------------------------------------------------------------------------------


(1) The fund commenced operations on 12/31/98.
(2) Not annualized.
(3) Annualized.

24 | FUND DETAILS

--------------------------------------------------------------------------------

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

--------------------------------------------------------------------------------
FOR MORE INFORMATION
--------------------------------------------------------------------------------

For investors who want more information on these funds, the following documents are available free upon request:

Annual/Semi-annual Reports Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and fund performance for a fund's most recently completed fiscal year or half-year.

Statement of Additional  Information (SAI) Provides a fuller technical and legal
description  of  a  fund's  policies,  investment  restrictions,   and  business
structure. This prospectus incorporates each fund's SAI by reference.

Copies of the current versions of these documents, along with other information about the funds, may be obtained by contacting:

J.P. Morgan Institutional Funds
J.P. Morgan Funds Services
522 Fifth Avenue
New York, NY 10036

Telephone: 1-800-766-7722

Hearing impaired: 1-888-468-4015

Email: JPM_Mutual_Funds@JPMorgan.com

Text-only versions of these documents and this prospectus are available, upon payment of a duplicating fee, from the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (1-800-SEC-0330) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov. Each fund's investment company and 1933 Act registration numbers are:

J.P. Morgan Institutional Disciplined Equity Fund ...... 811-07342 and 033-54642
J.P. Morgan Institutional U.S. Equity Fund ............. 811-07342 and 033-54642
J.P. Morgan Institutional U.S. Small Company Fund ...... 811-07342 and 033-54642
J.P. Morgan Institutional Tax Aware Disciplined
  Equity Fund .......................................... 811-07795 and 333-11125
J.P. Morgan Institutional SmartIndex(TM)Fund ........... 811-07795 and 333-11125

J.P. MORGAN INSTITUTIONAL FUNDS AND THE MORGAN TRADITION

The J.P. Morgan Institutional Funds combine a heritage of integrity and financial leadership with comprehensive, sophisticated analysis and management techniques. Drawing on J.P. Morgan's extensive experience and depth as an investment manager, the J.P. Morgan Institutional Funds offer a broad array of distinctive opportunities for mutual fund investors.

JPMorgan
--------------------------------------------------------------------------------
J.P. Morgan Institutional Funds

Advisor                                          Distributor
J.P. Morgan Investment Management Inc.           Funds Distributor, Inc.
522 Fifth Avenue                                 60 State Street
New York, NY 10036                               Boston, MA 02109
1-800-766-7722                                   1-800-221-7930

                                                                          IMPR09